UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory RS Partners Fund

Class A

Ticker: RSPFX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$72	1.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPFX — SAR (6/26)

Victory RS Partners Fund

Class R

Ticker: RSPKX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$91	1.69%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co..	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPKX — SAR (6/26)

Victory RS Partners Fund

Class R6

Ticker: RPPRX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$48	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RPPRX — SAR (6/26)

Victory RS Partners Fund

Class Y

Ticker: RSPYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$51	0.94%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPYX — SAR (6/26)

Victory RS Partners Fund

Member Class

Ticker: RSPMX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$61	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSPMX — SAR (6/26)

Victory RS Value Fund

Class A

Ticker: RSVAX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$67	1.30%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,319
Number of Holdings	61
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Energy	5.7%
Materials	6.0%
Real Estate	6.7%
Utilities	7.2%
Consumer Discretionary	7.8%
Information Technology	9.2%
Health Care	10.9%
Financials	18.3%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	4.4%
Teva Pharmaceutical Industries Ltd., ADR	3.1%
FirstEnergy Corp.	2.7%
AMETEK, Inc.	2.7%
NNN REIT, Inc.	2.6%
CenterPoint Energy, Inc.	2.4%
Dover Corp.	2.4%
MarketAxess Holdings, Inc.	2.2%
The Timken Co.	2.2%
Littelfuse, Inc.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVAX — SAR (6/26)

Victory RS Value Fund

Class C

Ticker: RVACX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.07%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,319
Number of Holdings	61
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Energy	5.7%
Materials	6.0%
Real Estate	6.7%
Utilities	7.2%
Consumer Discretionary	7.8%
Information Technology	9.2%
Health Care	10.9%
Financials	18.3%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	4.4%
Teva Pharmaceutical Industries Ltd., ADR	3.1%
FirstEnergy Corp.	2.7%
AMETEK, Inc.	2.7%
NNN REIT, Inc.	2.6%
CenterPoint Energy, Inc.	2.4%
Dover Corp.	2.4%
MarketAxess Holdings, Inc.	2.2%
The Timken Co.	2.2%
Littelfuse, Inc.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RVACX — SAR (6/26)

Victory RS Value Fund

Class Y

Ticker: RSVYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$55	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,319
Number of Holdings	61
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Energy	5.7%
Materials	6.0%
Real Estate	6.7%
Utilities	7.2%
Consumer Discretionary	7.8%
Information Technology	9.2%
Health Care	10.9%
Financials	18.3%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	4.4%
Teva Pharmaceutical Industries Ltd., ADR	3.1%
FirstEnergy Corp.	2.7%
AMETEK, Inc.	2.7%
NNN REIT, Inc.	2.6%
CenterPoint Energy, Inc.	2.4%
Dover Corp.	2.4%
MarketAxess Holdings, Inc.	2.2%
The Timken Co.	2.2%
Littelfuse, Inc.	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVYX — SAR (6/26)

Victory RS Large Cap Alpha Fund

Class A

Ticker: GPAFX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$553,947
Number of Holdings	53
Portfolio Turnover	31%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	4.0%
Materials	4.2%
Energy	6.0%
Consumer Staples	6.7%
Consumer Discretionary	8.2%
Health Care	13.6%
Information Technology	13.9%
Industrials	18.7%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Amazon.com, Inc.	4.6%
Apple, Inc.	3.8%
Microsoft Corp.	3.7%
KeyCorp	3.4%
Citigroup, Inc.	3.3%
Teva Pharmaceutical Industries Ltd., ADR	2.9%
Enterprise Products Partners LP	2.5%
Corpay, Inc.	2.4%
Union Pacific Corp.	2.4%
The Cigna Group	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GPAFX — SAR (6/26)

Victory RS Large Cap Alpha Fund

Class C

Ticker: RCOCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$86	1.69%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$553,947
Number of Holdings	53
Portfolio Turnover	31%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	4.0%
Materials	4.2%
Energy	6.0%
Consumer Staples	6.7%
Consumer Discretionary	8.2%
Health Care	13.6%
Information Technology	13.9%
Industrials	18.7%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Amazon.com, Inc.	4.6%
Apple, Inc.	3.8%
Microsoft Corp.	3.7%
KeyCorp	3.4%
Citigroup, Inc.	3.3%
Teva Pharmaceutical Industries Ltd., ADR	2.9%
Enterprise Products Partners LP	2.5%
Corpay, Inc.	2.4%
Union Pacific Corp.	2.4%
The Cigna Group	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCOCX — SAR (6/26)

Victory RS Large Cap Alpha Fund

Class Y

Ticker: RCEYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$35	0.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$553,947
Number of Holdings	53
Portfolio Turnover	31%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	4.0%
Materials	4.2%
Energy	6.0%
Consumer Staples	6.7%
Consumer Discretionary	8.2%
Health Care	13.6%
Information Technology	13.9%
Industrials	18.7%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Amazon.com, Inc.	4.6%
Apple, Inc.	3.8%
Microsoft Corp.	3.7%
KeyCorp	3.4%
Citigroup, Inc.	3.3%
Teva Pharmaceutical Industries Ltd., ADR	2.9%
Enterprise Products Partners LP	2.5%
Corpay, Inc.	2.4%
Union Pacific Corp.	2.4%
The Cigna Group	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCEYX — SAR (6/26)

Victory RS Investors Fund

Class A

Ticker: RSINX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$68	1.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,173
Number of Holdings	30
Portfolio Turnover	42%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.8%
Real Estate	4.8%
Energy	6.2%
Consumer Discretionary	10.4%
Information Technology	11.9%
Health Care	14.8%
Industrials	20.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	6.7%
The St. Joe Co.	4.8%
CVS Health Corp.	4.4%
Apple, Inc.	4.1%
Citigroup, Inc.	4.0%
Plains GP Holdings LP, Class A	4.0%
Amazon.com, Inc.	4.0%
The Timken Co.	3.9%
The Cigna Group	3.9%
Unum Group	3.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSINX — SAR (6/26)

Victory RS Investors Fund

Class C

Ticker: RIVCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.07%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,173
Number of Holdings	30
Portfolio Turnover	42%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.8%
Real Estate	4.8%
Energy	6.2%
Consumer Discretionary	10.4%
Information Technology	11.9%
Health Care	14.8%
Industrials	20.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	6.7%
The St. Joe Co.	4.8%
CVS Health Corp.	4.4%
Apple, Inc.	4.1%
Citigroup, Inc.	4.0%
Plains GP Holdings LP, Class A	4.0%
Amazon.com, Inc.	4.0%
The Timken Co.	3.9%
The Cigna Group	3.9%
Unum Group	3.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIVCX — SAR (6/26)

Victory RS Investors Fund

Class Y

Ticker: RSIYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$54	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,173
Number of Holdings	30
Portfolio Turnover	42%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.8%
Real Estate	4.8%
Energy	6.2%
Consumer Discretionary	10.4%
Information Technology	11.9%
Health Care	14.8%
Industrials	20.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	6.7%
The St. Joe Co.	4.8%
CVS Health Corp.	4.4%
Apple, Inc.	4.1%
Citigroup, Inc.	4.0%
Plains GP Holdings LP, Class A	4.0%
Amazon.com, Inc.	4.0%
The Timken Co.	3.9%
The Cigna Group	3.9%
Unum Group	3.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIYX — SAR (6/26)

Victory Global Energy Transition Fund

Class A

Ticker: RSNRX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$85	1.48%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$617,112
Number of Holdings	37
Portfolio Turnover	35%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	36.7%
Materials	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Compass Minerals International, Inc.	9.8%
Sunrise Energy Metals Ltd.	9.5%
Iluka Resources Ltd.	6.7%
Tamarack Valley Energy Ltd.	6.6%
Keyera Corp.	5.2%
Sunrise Energy Metals Ltd., 12/31/26	4.9%
Range Resources Corp.	4.7%
Antero Resources Corp.	4.4%
Linde PLC	4.2%
Enterprise Products Partners LP	4.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNRX — SAR (6/26)

Victory Global Energy Transition Fund

Class C

Ticker: RGNCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$130	2.28%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$617,112
Number of Holdings	37
Portfolio Turnover	35%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	36.7%
Materials	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Compass Minerals International, Inc.	9.8%
Sunrise Energy Metals Ltd.	9.5%
Iluka Resources Ltd.	6.7%
Tamarack Valley Energy Ltd.	6.6%
Keyera Corp.	5.2%
Sunrise Energy Metals Ltd., 12/31/26	4.9%
Range Resources Corp.	4.7%
Antero Resources Corp.	4.4%
Linde PLC	4.2%
Enterprise Products Partners LP	4.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGNCX — SAR (6/26)

Victory Global Energy Transition Fund

Class Y

Ticker: RSNYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$66	1.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$617,112
Number of Holdings	37
Portfolio Turnover	35%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	36.7%
Materials	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Compass Minerals International, Inc.	9.8%
Sunrise Energy Metals Ltd.	9.5%
Iluka Resources Ltd.	6.7%
Tamarack Valley Energy Ltd.	6.6%
Keyera Corp.	5.2%
Sunrise Energy Metals Ltd., 12/31/26	4.9%
Range Resources Corp.	4.7%
Antero Resources Corp.	4.4%
Linde PLC	4.2%
Enterprise Products Partners LP	4.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNYX — SAR (6/26)

Victory RS Small Cap Growth Fund

Class A

Ticker: RSEGX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$79	1.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEGX — SAR (6/26)

Victory RS Small Cap Growth Fund

Class C

Ticker: REGWX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$122	2.16%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

REGWX — SAR (6/26)

Victory RS Small Cap Growth Fund

Class R6

Ticker: RSEJX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$60	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEJX — SAR (6/26)

Victory RS Small Cap Growth Fund

Class Y

Ticker: RSYEX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$64	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYEX — SAR (6/26)

Victory RS Select Growth Fund

Class A

Ticker: RSDGX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$77	1.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDGX — SAR (6/26)

Victory RS Select Growth Fund

Class C

Ticker: RSGFX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$120	2.18%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGFX — SAR (6/26)

Victory RS Select Growth Fund

Class R6

Ticker: RSSRX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$59	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSRX — SAR (6/26)

Victory RS Select Growth Fund

Class Y

Ticker: RSSYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$63	1.14%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSYX — SAR (6/26)

Victory RS Mid Cap Growth Fund

Class A

Ticker: RSMOX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$64	1.20%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSMOX — SAR (6/26)

Victory RS Mid Cap Growth Fund

Class C

Ticker: RMOCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$112	2.11%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOCX — SAR (6/26)

Victory RS Mid Cap Growth Fund

Class R6

Ticker: RMORX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$50	0.94%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMORX — SAR (6/26)

Victory RS Mid Cap Growth Fund

Class Y

Ticker: RMOYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOYX — SAR (6/26)

Victory RS Mid Cap Growth Fund

Member Class

Ticker: RMOMX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$56	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RMOMX — SAR (6/26)

Victory RS Growth Fund

Class A

Ticker: RSGRX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$56	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$386,307
Number of Holdings	54
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.4%
Consumer Staples	1.7%
Financials	5.7%
Industrials	7.5%
Health Care	8.4%
Consumer Discretionary	10.9%
Communication Services	11.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	14.1%
Apple, Inc.	6.6%
Alphabet, Inc., Class C	6.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.5%
Meta Platforms, Inc., Class A	3.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGRX — SAR (6/26)

Victory RS Growth Fund

Class C

Ticker: RGWCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$98	1.93%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$386,307
Number of Holdings	54
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.4%
Consumer Staples	1.7%
Financials	5.7%
Industrials	7.5%
Health Care	8.4%
Consumer Discretionary	10.9%
Communication Services	11.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	14.1%
Apple, Inc.	6.6%
Alphabet, Inc., Class C	6.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.5%
Meta Platforms, Inc., Class A	3.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGWCX — SAR (6/26)

Victory RS Growth Fund

Class Y

Ticker: RGRYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$42	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$386,307
Number of Holdings	54
Portfolio Turnover	20%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.4%
Consumer Staples	1.7%
Financials	5.7%
Industrials	7.5%
Health Care	8.4%
Consumer Discretionary	10.9%
Communication Services	11.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	14.1%
Apple, Inc.	6.6%
Alphabet, Inc., Class C	6.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.5%
Meta Platforms, Inc., Class A	3.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGRYX — SAR (6/26)

Victory RS Science and Technology Fund

Class A

Ticker: RSIFX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$80	1.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,379
Number of Holdings	75
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.6%
Financials	1.5%
Consumer Discretionary	4.4%
Communication Services	7.6%
Health Care	21.3%
Information TechnologyFootnote Reference**	63.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.7%
Microsoft Corp.	5.0%
AppLovin Corp., Class A	3.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Guardant Health, Inc.	3.4%
Revolution Medicines, Inc.	2.9%
Lam Research Corp.	2.9%
Monolithic Power Systems, Inc.	2.8%
Semtech Corp.	2.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIFX — SAR (6/26)

Victory RS Science and Technology Fund

Class C

Ticker: RINCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$126	2.28%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,379
Number of Holdings	75
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.6%
Financials	1.5%
Consumer Discretionary	4.4%
Communication Services	7.6%
Health Care	21.3%
Information TechnologyFootnote Reference**	63.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.7%
Microsoft Corp.	5.0%
AppLovin Corp., Class A	3.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Guardant Health, Inc.	3.4%
Revolution Medicines, Inc.	2.9%
Lam Research Corp.	2.9%
Monolithic Power Systems, Inc.	2.8%
Semtech Corp.	2.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RINCX — SAR (6/26)

Victory RS Science and Technology Fund

Class Y

Ticker: RIFYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$69	1.24%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,379
Number of Holdings	75
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.6%
Financials	1.5%
Consumer Discretionary	4.4%
Communication Services	7.6%
Health Care	21.3%
Information TechnologyFootnote Reference**	63.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.7%
Microsoft Corp.	5.0%
AppLovin Corp., Class A	3.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Guardant Health, Inc.	3.4%
Revolution Medicines, Inc.	2.9%
Lam Research Corp.	2.9%
Monolithic Power Systems, Inc.	2.8%
Semtech Corp.	2.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIFYX — SAR (6/26)

Victory RS International Fund

Class A

Ticker: GUBGX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$59	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUBGX — SAR (6/26)

Victory RS International Fund

Class C

Ticker: RIGCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$97	1.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGCX — SAR (6/26)

Victory RS International Fund

Class R

Ticker: RIGKX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$71	1.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGKX — SAR (6/26)

Victory RS International Fund

Class R6

Ticker: RSIRX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$43	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIRX — SAR (6/26)

Victory RS International Fund

Class Y

Ticker: RSIGX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIGX — SAR (6/26)

Victory RS Global Fund

Class A

Ticker: RSGGX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGGX — SAR (6/26)

Victory RS Global Fund

Class C

Ticker: RGGCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$84	1.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGCX — SAR (6/26)

Victory RS Global Fund

Class R

Ticker: RGGKX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$58	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGKX — SAR (6/26)

Victory RS Global Fund

Class R6

Ticker: RGGRX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$29	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGRX — SAR (6/26)

Victory RS Global Fund

Class Y

Ticker: RGGYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGYX — SAR (6/26)

Victory Low Duration Bond Fund

Class A

Ticker: RLDAX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$82,688
Number of Holdings	259
Portfolio Turnover	11%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	32.2%
Asset-Backed Securities	23.8%
Yankee Dollars	14.5%
U.S. Treasury Obligations	11.3%
Collateralized Mortgage Obligations	9.3%
U.S. Government Agency Mortgages	3.1%
Municipal Bonds	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDAX — SAR (6/26)

Victory Low Duration Bond Fund

Class C

Ticker: RLDCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.62%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$82,688
Number of Holdings	259
Portfolio Turnover	11%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	32.2%
Asset-Backed Securities	23.8%
Yankee Dollars	14.5%
U.S. Treasury Obligations	11.3%
Collateralized Mortgage Obligations	9.3%
U.S. Government Agency Mortgages	3.1%
Municipal Bonds	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDCX — SAR (6/26)

Victory Low Duration Bond Fund

Class Y

Ticker: RSDYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.62%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$82,688
Number of Holdings	259
Portfolio Turnover	11%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	32.2%
Asset-Backed Securities	23.8%
Yankee Dollars	14.5%
U.S. Treasury Obligations	11.3%
Collateralized Mortgage Obligations	9.3%
U.S. Government Agency Mortgages	3.1%
Municipal Bonds	1.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDYX — SAR (6/26)

Victory High Yield Fund

Class A

Ticker: GUHYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUHYX — SAR (6/26)

Victory High Yield Fund

Class C

Ticker: RHYCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$85	1.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYCX — SAR (6/26)

Victory High Yield Fund

Class R

Ticker: RHYKX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$67	1.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYKX — SAR (6/26)

Victory High Yield Fund

Class Y

Ticker: RSYYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$38	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYYX — SAR (6/26)

Victory Floating Rate Fund

Class A

Ticker: RSFLX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFLX — SAR (6/26)

Victory Floating Rate Fund

Class C

Ticker: RSFCX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.80%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFCX — SAR (6/26)

Victory Floating Rate Fund

Class Y

Ticker: RSFYX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFYX — SAR (6/26)

Victory Floating Rate Fund

Member Class

Ticker: RSFMX

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$43	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSFMX — SAR (6/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2026
Semi-Annual: Full Financials
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Energy Transition Fund

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS Partners Fund
3
Victory RS Value Fund
5
Victory RS Large Cap Alpha Fund
7
Victory RS Investors Fund
9
Victory Global Energy Transition Fund
11
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
13
Statements of Operations
15
Statements of Changes in Net Assets
17
Financial Highlights
22
Notes to Financial Statements (Form N-CSR Item 7) 39

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Partners Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.0%)
Banks (17.7%):
Ameris Bancorp ........................................................ 153,810 $ 13,883
FNB Corp. ............................................................ 739,300 14,106
Old National Bancorp .................................................... 526,650 13,640
QCR Holdings, Inc. ..................................................... 40,120 3,906
Renasant Corp. ........................................................ 266,060 11,318
SouthState Bank Corp. ................................................... 139,710 13,957
The Bank of NT Butterfield & Son Ltd. ....................................... 277,080 16,486
UMB Financial Corp. .................................................... 112,154 16,011
United Bankshares, Inc. .................................................. 191,450 8,774
Valley National Bancorp .................................................. 554,260 8,120
120,201
Communication Services (0.8%):
Madison Square Garden Sports Corp. (a) ....................................... 14,400 5,786
Consumer Discretionary (11.4%):
Bath & Body Works, Inc. ................................................. 416,900 9,643
Garrett Motion, Inc. ..................................................... 495,100 17,938
Group 1 Automotive, Inc. ................................................. 20,490 5,966
Mattel, Inc. (a) ......................................................... 523,150 7,261
Meritage Homes Corp. ................................................... 90,470 7,586
PVH Corp. ........................................................... 88,940 6,605
Valvoline, Inc. (a) ....................................................... 321,380 12,707
YETI Holdings, Inc. (a) ................................................... 196,890 9,758
77,464
Consumer Staples (1.3%):
Herbalife Ltd. (a) ....................................................... 690,940 9,086
Energy (5.3%):
Gulfport Energy Corp. (a) ................................................. 44,070 7,479
Northern Oil & Gas, Inc. .................................................. 274,820 4,988
Plains GP Holdings LP , Class A (a) ........................................... 482,250 11,704
Scorpio Tankers, Inc. .................................................... 61,280 4,244
Tidewater, Inc. (a) ....................................................... 110,420 7,357
35,772
Health Care (8.3%):
Encompass Health Corp. .................................................. 70,910 7,168
Neogen Corp. (a) ....................................................... 1,259,110 11,319
Option Care Health, Inc. (a) ................................................ 315,510 6,616
Teleflex, Inc. .......................................................... 87,630 11,108
The Ensign Group, Inc. ................................................... 61,790 9,905
The Pennant Group, Inc. (a) ................................................ 276,070 10,201
56,317
Industrials (18.9%):
ArcBest Corp. ......................................................... 83,210 11,944
Atmus Filtration Technologies, Inc. .......................................... 265,320 13,528
Gates Industrial Corp. PLC (a) .............................................. 560,170 15,668
Granite Construction, Inc. ................................................. 68,120 10,768
Hayward Holdings, Inc. (a) ................................................ 615,120 10,648
ICF International, Inc. ................................................... 139,780 10,184
Matson, Inc. .......................................................... 84,080 16,163
Terex Corp. ........................................................... 126,940 9,189
The Timken Co. ........................................................ 115,000 16,712
Titan Machinery, Inc. (a) .................................................. 219,830 4,643
V2X, Inc. (a) .......................................................... 121,900 9,089
128,536
Information Technology (7.9%):
ACI Worldwide, Inc. (a) .................................................. 258,750 13,013
Belden, Inc. ........................................................... 90,010 10,793
Commvault Systems, Inc. (a) ............................................... 46,770 6,629
Crane NXT Co. ........................................................ 327,880 16,774

Victory Portfolios
Victory RS Partners Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Diodes, Inc. (a) ......................................................... 58,060 $ 6,354
53,563
Insurance (8.1%):
First American Financial Corp. ............................................. 122,420 8,397
Globe Life, Inc. ........................................................ 132,040 23,593
Primerica, Inc. ......................................................... 44,093 12,531
TWFG, Inc. , Class A (a) .................................................. 62,300 1,498
White Mountains Insurance Group Ltd. ....................................... 4,380 9,082
55,101
Materials (3.7%):
Knife River Corp. (a) .................................................... 105,350 8,812
Methanex Corp. ........................................................ 124,970 5,767
Ryerson Holding Corp. ................................................... 306,970 7,555
SSR Mining, Inc. (a) ..................................................... 112,750 3,189
25,323
Real Estate (8.5%):
Americold Realty Trust, Inc. ............................................... 437,180 6,873
COPT Defense Properties ................................................. 278,070 10,119
Four Corners Property Trust, Inc. ............................................ 460,610 11,308
Howard Hughes Holdings, Inc. (a) ........................................... 86,990 6,219
Kilroy Realty Corp. ..................................................... 206,200 7,726
The St. Joe Co. ........................................................ 250,790 15,707
57,952
Utilities (5.1%):
Black Hills Corp. ....................................................... 194,975 14,506
H2O America (b) ....................................................... 184,650 11,221
New Jersey Resources Corp. ............................................... 153,650 8,611
34,338
Total Common Stocks (Cost $484,445)
a
a
a
659,439
Preferred Stocks (0.1%)
Health Care (0.1%):
WellDoc, Inc. (WELLDOC INC SERIES B PREFERRED STOCK - WELLDOC INC) (c) ... 1,587,483 587
Total Preferred Stocks (Cost $1,943)
a
a
a
587
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (d) ........ 312,139 313
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (d) ............ 312,139 312
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (d) ............... 312,139 312
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (d) . 312,139 312
Total Collateral for Securities Loaned (Cost $1,249)
a
a
a
1,249
Total Investments (Cost $487,637) — 97.3% 661,275
Other assets in excess of liabilities —  2.7% 18,079
NET ASSETS - 100.00% $ 679,354
At June 30, 2026, the Fund's investments in foreign securities were 6.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2026.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Value Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.6%)
Consumer Discretionary (7.8%):
Bath & Body Works, Inc. ................................................. 170,290 $ 3,939
Mattel, Inc. (a) ......................................................... 338,870 4,704
PVH Corp. ........................................................... 39,030 2,898
Toll Brothers, Inc. ...................................................... 22,100 3,641
Valvoline, Inc. (a) ....................................................... 112,620 4,453
19,635
Consumer Staples (3.2%):
Keurig Dr. Pepper, Inc. ................................................... 84,885 2,778
U.S. Foods Holding Corp. (a) ............................................... 52,210 5,339
8,117
Energy (5.7%):
Baker Hughes Co. , Class A ................................................ 81,130 4,503
EQT Corp. ............................................................ 54,070 2,875
Noble Corp. PLC ....................................................... 52,670 1,965
Suncor Energy, Inc. ..................................................... 32,330 1,735
Valero Energy Corp. ..................................................... 12,930 3,367
14,445
Financials (18.3%):
Cboe Global Markets, Inc. ................................................ 10,230 2,482
Citizens Financial Group, Inc. .............................................. 20,620 1,445
Fairfax Financial Holdings Ltd. ............................................. 2,280 3,751
Fidelity National Financial, Inc. ............................................ 58,830 2,774
Globe Life, Inc. ........................................................ 62,410 11,151
KeyCorp ............................................................. 167,980 3,872
London Stock Exchange Group PLC , ADR .................................... 192,190 5,201
MarketAxess Holdings, Inc. ............................................... 49,360 5,602
Prosperity Bancshares, Inc. ................................................ 55,110 4,025
UMB Financial Corp. .................................................... 19,400 2,769
Unum Group .......................................................... 37,370 3,341
46,413
Health Care (10.9%):
CVS Health Corp. ...................................................... 50,370 5,211
Encompass Health Corp. .................................................. 46,740 4,724
Lantheus Holdings, Inc. (a) ................................................ 31,910 3,540
Option Care Health, Inc. (a) ................................................ 129,080 2,707
Teleflex, Inc. .......................................................... 29,260 3,709
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 228,180 7,731
27,622
Industrials (22.6%):
AGCO Corp. .......................................................... 34,470 4,126
AMETEK, Inc. ........................................................ 28,320 6,852
API Group Corp. (a) ..................................................... 91,895 3,892
CACI International, Inc. , Class A (a) ......................................... 9,580 4,438
CBIZ, Inc. (a) .......................................................... 76,710 2,461
Dover Corp. ........................................................... 26,840 6,020
Esab Corp. ............................................................ 24,780 2,444
Leidos Holdings, Inc. .................................................... 30,080 3,097
Maximus, Inc. ......................................................... 48,530 2,609
SS&C Technologies Holdings, Inc. .......................................... 48,480 3,008
TFI International, Inc. .................................................... 36,780 5,280
The Timken Co. ........................................................ 38,290 5,564
Verisk Analytics, Inc. , Class A .............................................. 21,510 3,862
WESCO International, Inc. ................................................ 10,370 3,582
57,235
Information Technology (9.2%):
Commvault Systems, Inc. (a) ............................................... 30,560 4,331
Littelfuse, Inc. ......................................................... 11,860 5,400
Ralliant Corp. ......................................................... 59,090 4,351

Victory Portfolios
Victory RS Value Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Trimble, Inc. (a) ........................................................ 39,240 $ 2,009
Vontier Corp. .......................................................... 86,860 2,519
Zebra Technologies Corp. (a) ............................................... 17,830 4,694
23,304
Materials (6.0%):
Axalta Coating Systems Ltd. (a) ............................................. 103,370 3,537
Coeur Mining, Inc. ...................................................... 119,340 1,948
Element Solutions, Inc. ................................................... 81,070 3,871
Knife River Corp. (a) .................................................... 49,230 4,118
Methanex Corp. ........................................................ 38,740 1,788
15,262
Real Estate (6.7%):
CubeSmart ........................................................... 69,150 2,750
Equity LifeStyle Properties, Inc. ............................................ 77,210 4,976
Essex Property Trust, Inc. ................................................. 9,510 2,773
NNN REIT, Inc. ........................................................ 139,670 6,499
16,998
Utilities (7.2%):
CenterPoint Energy, Inc. .................................................. 140,310 6,179
FirstEnergy Corp. ....................................................... 145,060 6,896
PPL Corp. ............................................................ 138,670 5,041
18,116
Total Common Stocks (Cost $195,663)
a
a
a
247,147
Total Investments (Cost $195,663) — 97.6% 247,147
Other assets in excess of liabilities —  2.4% 6,172
NET ASSETS - 100.00% $ 253,319
At June 30, 2026, the Fund's investments in foreign securities were 10.1% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Large Cap Alpha Fund
7
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.6%)
Communication Services (1.5%):
Alphabet, Inc. , Class A ................................................... 23,690 $ 8,466
Consumer Discretionary (8.2%):
Amazon.com, Inc. (a) .................................................... 105,930 25,247
Darden Restaurants, Inc. .................................................. 22,790 4,695
Mattel, Inc. (a) ......................................................... 510,500 7,086
Toll Brothers, Inc. ...................................................... 51,610 8,503
45,531
Consumer Staples (6.7%):
Keurig Dr. Pepper, Inc. ................................................... 182,450 5,972
Mondelez International, Inc. , Class A ......................................... 135,590 7,843
The Procter & Gamble Co. ................................................ 77,410 11,351
U.S. Foods Holding Corp. (a) ............................................... 116,170 11,878
37,044
Energy (6.0%):
Enterprise Products Partners LP ............................................. 372,150 13,680
Exxon Mobil Corp. ..................................................... 88,410 12,087
Valero Energy Corp. ..................................................... 28,830 7,509
33,276
Financials (20.0%):
Cboe Global Markets, Inc. ................................................ 27,270 6,618
Citigroup, Inc. ......................................................... 132,040 18,480
Corpay, Inc. (a) ......................................................... 40,700 13,564
Fairfax Financial Holdings Ltd. ............................................. 6,220 10,232
JPMorgan Chase & Co. .................................................. 30,200 9,885
KeyCorp ............................................................. 812,590 18,730
London Stock Exchange Group PLC , ADR .................................... 431,250 11,670
MarketAxess Holdings, Inc. ............................................... 44,650 5,067
Rocket Cos., Inc. , Class A (a) ............................................... 448,630 7,066
Unum Group .......................................................... 106,340 9,507
110,819
Health Care (13.6%):
AbbVie, Inc. .......................................................... 38,980 9,809
Boston Scientific Corp. (a) ................................................. 170,340 7,270
CVS Health Corp. ...................................................... 108,950 11,271
Johnson & Johnson ..................................................... 42,340 10,753
Regeneron Pharmaceuticals, Inc. ............................................ 10,880 6,784
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 479,130 16,233
The Cigna Group ....................................................... 46,970 12,949
75,069
Industrials (18.7%):
AMETEK, Inc. ........................................................ 50,390 12,191
CACI International, Inc. , Class A (a) ......................................... 16,590 7,685
Dover Corp. ........................................................... 45,630 10,234
Eaton Corp. PLC ....................................................... 25,420 10,832
FedEx Corp. .......................................................... 27,000 8,455
Honeywell Aerospace, Inc. (a) .............................................. 26,260 5,806
Honeywell International, Inc. .............................................. 26,260 5,880
Leidos Holdings, Inc. .................................................... 62,080 6,392
RTX Corp. ............................................................ 50,362 9,555
SS&C Technologies Holdings, Inc. .......................................... 123,600 7,669
Union Pacific Corp. ..................................................... 47,890 13,026
Verisk Analytics, Inc. , Class A .............................................. 31,660 5,684
103,409
Information Technology (13.9%):
Amphenol Corp. , Class A ................................................. 36,940 6,513
Analog Devices, Inc. .................................................... 20,150 8,003
Apple, Inc. ........................................................... 72,990 21,121
Applied Materials, Inc. ................................................... 11,960 8,647

Victory Portfolios
Victory RS Large Cap Alpha Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Microsoft Corp. ........................................................ 55,520 $ 20,710
Zebra Technologies Corp. (a) ............................................... 45,700 12,031
77,025
Materials (4.2%):
Freeport-McMoRan, Inc. ................................................. 73,950 4,651
Newmont Corp. ........................................................ 70,570 6,591
PPG Industries, Inc. ..................................................... 100,440 12,182
23,424
Real Estate (1.8%):
Equity LifeStyle Properties, Inc. ............................................ 155,710 10,035
Utilities (4.0%):
American Electric Power Co., Inc. ........................................... 82,450 11,280
Exelon Corp. .......................................................... 235,790 10,993
22,273
Total Common Stocks (Cost $410,537)
a
a
a
546,371
Total Investments (Cost $410,537) — 98.6% 546,371
Other assets in excess of liabilities —  1.4% 7,576
NET ASSETS - 100.00% $ 553,947
At June 30, 2026, the Fund's investments in foreign securities were 8.8% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Investors Fund
9
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.5%)
Banks (6.2%):
Citigroup, Inc. ......................................................... 20,570 $ 2,879
Prosperity Bancshares, Inc. ................................................ 21,230 1,550
4,429
Capital Markets (6.8%):
London Stock Exchange Group PLC, ADR .................................... 86,190 2,332
MarketAxess Holdings, Inc. ............................................... 21,780 2,472
4,804
Consumer Discretionary (10.4%):
Amazon.com, Inc.(a) .................................................... 11,980 2,856
Mattel, Inc.(a) ......................................................... 173,290 2,405
Valvoline, Inc.(a) ....................................................... 54,430 2,152
7,413
Energy (6.2%):
Exxon Mobil Corp. ..................................................... 11,550 1,579
Plains GP Holdings LP, Class A(a) ........................................... 118,060 2,866
4,445
Financial Services (3.2%):
Corpay , Inc.(a) ......................................................... 6,830 2,276
Health Care (14.8%):
CVS Health Corp. ...................................................... 30,110 3,115
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 68,770 2,330
The Cigna Group ....................................................... 10,060 2,773
The Pennant Group, Inc.(a) ................................................ 62,570 2,312
10,530
Industrials (20.9%):
Gates Industrial Corp. PLC(a) .............................................. 69,820 1,953
Leidos Holdings, Inc. .................................................... 11,360 1,170
Matson, Inc. .......................................................... 10,380 1,995
TFI International, Inc. .................................................... 15,240 2,188
The Timken Co. ........................................................ 19,170 2,786
Union Pacific Corp. ..................................................... 9,890 2,690
Verisk Analytics, Inc., Class A .............................................. 11,820 2,122
14,904
Information Technology (11.9%):
Apple, Inc. ........................................................... 10,000 2,894
Crane NXT Co. ........................................................ 49,620 2,538
Microsoft Corp. ........................................................ 4,610 1,720
Trimble, Inc.(a) ........................................................ 25,700 1,315
8,467
Insurance (10.5%):
Globe Life, Inc. ........................................................ 26,560 4,746
Unum Group .......................................................... 30,730 2,747
7,493
Materials (2.8%):
Methanex Corp. ........................................................ 22,680 1,047
Newmont Corp. ........................................................ 9,820 917
1,964
Real Estate (4.8%):
The St. Joe Co. ........................................................ 54,480 3,412
Total Common Stocks (Cost $59,905)
a
a
a
70,137
Total Investments (Cost $59,905) — 98.5% 70,137
Other assets in excess of liabilities —  1.5% 1,036
NET ASSETS - 100.00% $ 71,173
At June 30, 2026, the Fund's investments in foreign securities were 11.1% of net assets.

Victory Portfolios
Victory RS Investors Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Global Energy Transition Fund
11
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (90.2%)
Australia (16.3%):
Materials (16.3%):
Iluka Resources Ltd. ..................................................... 8,427,807 $ 41,485
Sunrise Energy Metals Ltd.(a) .............................................. 4,880,124 58,881
100,366
Canada (26.2%):
Energy (18.6%):
Advantage Energy Ltd.(a) ................................................. 265,162 1,928
Cameco Corp. ......................................................... 43,865 4,471
Keyera Corp.(b) ........................................................ 799,693 32,126
Peyto Exploration & Development Corp. ...................................... 1,170,912 19,536
Tamarack Valley Energy Ltd. .............................................. 4,654,490 40,601
Tourmaline Oil Corp. .................................................... 376,623 15,749
114,411
Materials (7.6%):
First Quantum Minerals Ltd.(a) ............................................. 262,942 7,183
Ivanhoe Mines Ltd., Class A(a)(b) ........................................... 978,536 7,666
Nutrien Ltd. ........................................................... 251,675 15,843
West Fraser Timber Co. Ltd.(b) ............................................. 241,074 16,322
47,014
161,425
Cayman Islands (0.9%):
Energy (0.9%):
Metals Acquisition Corp. II(a) .............................................. 533,695 5,417
Chile (1.0%):
Materials (1.0%):
Antofagasta PLC ....................................................... 121,766 6,179
Sociedad Quimica y Minera de Chile SA, ADR ................................. 3,745 277
6,456
Norway (1.4%):
Materials (1.4%):
Norsk Hydro ASA ...................................................... 976,715 8,841
United States (44.4%):
Energy (17.2%):
Antero Resources Corp.(a) ................................................ 781,015 27,445
Enterprise Products Partners LP ............................................. 674,216 24,784
Murphy Oil Corp. ...................................................... 431,894 14,062
Range Resources Corp. ................................................... 786,455 29,248
The Williams Cos., Inc. .................................................. 140,256 10,427
105,966
Industrials (3.9%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 2,657,126 12,515
Hubbell, Inc., Class B .................................................... 22,497 11,771
24,286
Materials (22.3%):
Compass Minerals International, Inc.(a) ....................................... 1,948,455 60,655
Ivanhoe Electric, Inc.(a) .................................................. 2,590,410 24,894
Linde PLC ............................................................ 49,436 25,654
Martin Marietta Materials, Inc. ............................................. 19,420 11,200
The Mosaic Co. ........................................................ 729,054 15,449
137,852
Utilities (1.0%):
Constellation Energy Corp. ................................................ 23,360 5,802
273,906
Total Common Stocks (Cost $344,713) 556,411

Victory Portfolios
Victory Global Energy Transition Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Warrants (5.4%)
Australia (5.4%):
Materials (5.4%):
Sunrise Energy Metals Ltd., expiring 12/31/26(a)(b)(c) ............................ 3,069,985 $ 30,401
Sunrise Energy Metals Ltd., expiring 12/31/29(a)(c) .............................. 360,262 2,785
Cayman Islands (0.0%):(d)
Energy (0.0%):(d)
Metals Acquisition Corp. II, expiring 6/30/33(a) ................................. 177,898 196
Total Warrants (Cost $–) 33,382
Short-Term Investments (4.5%)
Collateral for Securities Loaned (4.5%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(e) ........ $ 6,976,082 6,976
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(e) ............ 6,976,082 6,976
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(e) ............... 6,976,082 6,976
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(e) . 6,976,082 6,976
Total Short-Term Investments (Cost $27,904) 27,904
Total Investments (Cost $372,617) — 100.1% 617,697
Liabilities in excess of other assets — (0.1)% (585)
NET ASSETS - 100.00% $ 617,112
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 5.4% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on June 30, 2026.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2026
13
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Assets:
Investments, at value (Cost $487,637, $195,663 and $410,537) $ 661,275 (a) $ 247,147 $ 546,371
Cash 19,462 6,372 9,865
Receivables:
Dividends, interest, and securities lending income 968 199 262
Capital shares issued 134 78 4
From Adviser 39 7 3
Prepaid expenses 78 33 39
Total Assets 681,956 253,836 556,544
Liabilities:
Payables:
Collateral received on loaned securities 1,249 — —
Investments purchased — — 1,905
Capital shares redeemed 724 247 280
Accrued expenses and other payables:
Investment advisory fees 449 176 226
Administration fees 24 9 20
Custodian fees 4 1 4
Transfer agent fees 4 7 43
Sub-Transfer agent fees 87 37 34
Compliance fees — (b) — (b) — (b)
12b-1 fees 22 15 53
Other accrued expenses 39 25 32
Total Liabilities 2,602 517 2,597
Commitments and contingencies (Note 4 )
Net Assets:
Capital 473,716 187,591 354,010
Total accumulated earnings (loss) 205,638 65,728 199,937
Net Assets $ 679,354 $ 253,319 $ 553,947
Net Assets:
Class A $ 212,589 $ 145,474 $ 512,485
Class C — 711 957
Class R 1,605 — —
Class R6 104,134 — —
Class Y 353,957 107,134 40,505
Member Class 7,069 — —
Total $ 679,354 $ 253,319 $ 553,947
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 6,593 5,629 8,192
Class C — 35 21
Class R 60 — —
Class R6 2,912 — —
Class Y 9,804 3,950 651
Member Class 218 — —
Total 19,587 9,614 8,864
Net asset value, offering and redemption price per share: (c)
Class A $ 32 .25 $ 25 .84 $ 62 .56
Class C(d) — 20 .35 45 .59
Class R 26 .85 — —
Class R6 35 .76 — —
Class Y 36 .10 27 .12 62 .26
Member Class 32 .39 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 34 .22 $ 27 .42 $ 66 .38
(a) Includes $1,224 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2026
14
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Assets:
Investments, at value (Cost $59,905 and $372,617) $ 70,137 $ 617,697 (a)
Foreign currency, at value (Cost $— and $136) — 136
Cash 1,103 22,991
Receivables:
Dividends, interest, and securities lending income 25 362
Capital shares issued 10 424
Investments sold — 9,221
From Adviser 29 3
Reclaims — 77
Prepaid expenses 26 43
Total Assets 71,330 650,954
Liabilities:
Payables:
Collateral received on loaned securities — 27,904
Investments purchased — 4,936
Capital shares redeemed 56 373
Accrued expenses and other payables:
Investment advisory fees 59 516
Administration fees 3 23
Custodian fees 1 6
Transfer agent fees 2 6
Sub-Transfer agent fees 17 31
Compliance fees — (b) — (b)
Trustees' fees — — (b)
12b-1 fees 3 15
Other accrued expenses 16 32
Total Liabilities 157 33,842
Commitments and contingencies (Note 4 )
Net Assets:
Capital 51,783 1,982,499
Total accumulated earnings (loss) 19,390 (1,365,387)
Net Assets $ 71,173 $ 617,112
Net Assets:
Class A $ 17,659 $ 130,935
Class C 3,867 3,717
Class Y 49,647 482,460
Total $ 71,173 $ 617,112
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 997 1,996
Class C 274 65
Class Y 2,675 6,993
Total 3,946 9,054
Net asset value, offering and redemption price per share: (c)
Class A $ 17 .71 $ 65 .62
Class C(d) 14 .09 56 .93
Class Y 18 .56 68 .99
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 18 .79 $ 69 .62
(a) Includes $27,045 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2026
15
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Investment Income:
Dividends $ 4,946 $ 1,921 $ 4,663
Interest 344 116 271
Securities lending (net of fees) 3 1 — (a)
Foreign tax withholding (9) (24) (32)
Total Income 5,284 2,014 4,902
Expenses:
Investment advisory fees 2,524 1,070 1,377
Administration fees 132 55 120
Sub-Administration fees 8 8 8
12b-1 fees — Class A 251 182 639
12b-1 fees — Class C — 5 5
12b-1 fees — Class R 4 — —
Custodian fees 12 7 12
Transfer agent fees — Class A 5 8 56
Transfer agent fees — Class C — — (a) — (a)
Transfer agent fees — Class R — (a) — —
Transfer agent fees — Class R6 — (a) — —
Transfer agent fees — Class Y 1 1 — (a)
Transfer agent fees — Member Class 3 — —
Sub-Transfer agent fees — Class A 129 77 96
Sub-Transfer agent fees — Class C — — (a) — (a)
Sub-Transfer agent fees — Class R 1 — —
Sub-Transfer agent fees — Class Y 170 52 15
Trustees' fees 15 7 14
Compliance fees 2 1 2
Legal and audit fees 22 12 20
State registration and filing fees 44 22 23
Other expenses 44 26 31
Recoupment of prior expenses waived/reimbursed by Adviser 32 3 6
Total Expenses 3,399 1,536 2,424
Expenses waived/reimbursed by Adviser (151) (21) (10)
Net Expenses 3,248 1,515 2,414
Net Investment Income (Loss) 2,036 499 2,488
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 28,005 9,836 38,683
Net change in unrealized appreciation/depreciation on investment securities 74,320 8,794 (9,754)
Net realized/unrealized gains (losses) on investments 102,325 18,630 28,929
Change in net assets resulting from operations $ 104,361 $ 19,129 $ 31,417
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended June 30, 2026
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Investment Income:
Dividends $ 601 $ 4,263
Interest 49 517
Securities lending (net of fees) — (a) 241
Foreign tax withholding (9) (379)
Total Income 641 4,642
Expenses:
Investment advisory fees 375 2,810
Administration fees 16 122
Sub-Administration fees 7 8
12b-1 fees — Class A 22 146
12b-1 fees — Class C 21 16
Custodian fees 3 22
Transfer agent fees — Class A 2 6
Transfer agent fees — Class C — (a) — (a)
Transfer agent fees — Class Y — (a) 1
Sub-Transfer agent fees — Class A 7 57
Sub-Transfer agent fees — Class C 3 2
Sub-Transfer agent fees — Class Y 28 162
Trustees' fees 3 13
Compliance fees — (a) 2
Legal and audit fees 7 19
State registration and filing fees 20 30
Other expenses 18 34
Recoupment of prior expenses waived/reimbursed by Adviser — 14
Total Expenses 532 3,464
Expenses waived/reimbursed by Adviser (92) (17)
Net Expenses 440 3,447
Net Investment Income (Loss) 201 1,195
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 7,874 90,553
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (2,473) 54,851
Net realized/unrealized gains (losses) on investments 5,401 145,404
Change in net assets resulting from operations $ 5,602 $ 146,599
(a) Rounds to less than $1 thousand.

17
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,036 $ 3,435 $ 499 $ 1,885 $ 2,488 $ 6,802
Net realized gains (losses) 28,005 22,853 9,836 14,351 38,683 50,142
Net change in unrealized
appreciation/depreciation 74,320 (11,049) 8,794 (4,818) (9,754) 19,713
Change in net assets resulting from
operations 104,361 15,239 19,129 11,418 31,417 76,657
Distributions to Shareholders:
Class A — (10,049) — (11,977) — (51,856)
Class C — — — (100) — (125)
Class R — (85) — — — —
Class R6 — (1,506) — — — —
Class Y — (16,964) — (8,544) — (3,970)
Member Class — (346) — — — —
Change in net assets resulting from
distributions to shareholders — (28,950) — (20,621) — (55,951)
Change in net assets resulting from
capital transactions 1,360 42,657 (14,835) (17,204) (20,863) (9,284)
Change in net assets 105,721 28,946 4,294 (26,407) 10,554 11,422
Net Assets:
Beginning of period 573,633 544,687 249,025 275,432 543,393 531,971
End of period $ 679,354 $ 573,633 $ 253,319 $ 249,025 $ 553,947 $ 543,393

18
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Capital Transactions:
Class A
Proceeds from shares issued $ 5,641 $ 25,318 $ 2,517 $ 4,537 $ 8,167 $ 17,773
Distributions reinvested — 9,865 — 11,737 — 50,397
Cost of shares redeemed (17,906) (30,806) (12,654) (28,310) (30,493) (83,549)
Total Class A $ (12,265) $ 4,377 $ (10,137) $ (12,036) $ (22,326) $ (15,379)
Class C
Proceeds from shares issued $ — $ — $ 18 $ 97 $ 35 $ 84
Distributions reinvested — — — 100 — 125
Cost of shares redeemed — — (412) (267) (96) (246)
Total Class C $ — $ — $ (394) $ (70) $ (61) $ (37)
Class R
Proceeds from shares issued $ 30 $ 183 $ — $ — $ — $ —
Distributions reinvested — 85 — — — —
Cost of shares redeemed (89) (234) — — — —
Total Class R $ (59) $ 34 $ — $ — $ — $ —
Class R6
Proceeds from shares issued $ 59,886 $ 40,194 $ — $ — $ — $ —
Distributions reinvested — 1,504 — — — —
Cost of shares redeemed (6,726) (6,833) — — — —
Total Class R6 $ 53,160 $ 34,865 $ — $ — $ — $ —
Class Y
Proceeds from shares issued $ 38,434 $ 124,006 $ 2,971 $ 7,069 $ 4,812 $ 13,966
Distributions reinvested — 16,952 — 8,482 — 3,925
Cost of shares redeemed (77,538) (137,625) (7,275) (20,649) (3,288) (11,759)
Total Class Y $ (39,104) $ 3,333 $ (4,304) $ (5,098) $ 1,524 $ 6,132
Member Class
Proceeds from shares issued $ 467 $ 1,754 $ — $ — $ — $ —
Distributions reinvested — 346 — — — —
Cost of shares redeemed (839) (2,052) — — — —
Total Member Class $ (372) $ 48 $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 1,360 $ 42,657 $ (14,835) $ (17,204) $ (20,863) $ (9,284)

19
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Share Transactions:
Class A
Issued 189 903 100 181 131 302
Reinvested — 353 — 482 — 846
Redeemed (603) (1,120) (502) (1,143) (494) (1,435)
Total Class A (414) 136 (402) (480) (363) (287)
Class C
Issued — — 1 5 1 2
Reinvested — — — 5 — 3
Redeemed — — (21) (13) (2) (6)
Total Class C — — (20) (3) (1) (1)
Class R
Issued 1 8 — — — —
Reinvested — 4 — — — —
Redeemed (3) (10) — — — —
Total Class R (2) 2 — — — —
Class R6
Issued 1,789 1,325 — — — —
Reinvested — 49 — — — —
Redeemed (200) (235) — — — —
Total Class R6 1,589 1,139 — — — —
Class Y
Issued 1,153 4,061 112 272 79 236
Reinvested — 542 — 332 — 66
Redeemed (2,339) (4,497) (274) (797) (54) (197)
Total Class Y (1,186) 106 (162) (193) 25 105
Member Class
Issued 16 64 — — — —
Reinvested — 12 — — — —
Redeemed (28) (74) — — — —
Total Member Class (12) 2 — — — —
Change in Shares (25) 1,385 (584) (676) (339) (183)

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 201 $ 342 $ 1,195 $ 2,484
Net realized gains (losses) 7,874 2,342 90,553 54,773
Net change in unrealized appreciation/depreciation (2,473) 3,629 54,851 147,325
Change in net assets resulting from operations 5,602 6,313 146,599 204,582
Distributions to Shareholders:
Class A — (783) — (3,873)
Class C — (206) — (109)
Class Y — (2,596) — (15,958)
Change in net assets resulting from distributions to shareholders — (3,585) — (19,940)
Change in net assets resulting from capital transactions (16,568) 17,743 1,941 (37,731)
Change in net assets (10,966) 20,471 148,540 146,911
Net Assets:
Beginning of period 82,139 61,668 468,572 321,661
End of period $ 71,173 $ 82,139 $ 617,112 $ 468,572

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Capital Transactions:
Class A
Proceeds from shares issued $ 694 $ 2,554 $ 25,996 $ 14,203
Distributions reinvested — 739 — 3,758
Cost of shares redeemed (2,391) (3,900) (17,595) (17,056)
Total Class A $ (1,697) $ (607) $ 8,401 $ 905
Class C
Proceeds from shares issued $ 136 $ 1,646 $ 785 $ 357
Distributions reinvested — 206 — 109
Cost of shares redeemed (778) (385) (405) (376)
Total Class C $ (642) $ 1,467 $ 380 $ 90
Class Y
Proceeds from shares issued $ 8,441 $ 51,053 $ 53,032 $ 53,509
Distributions reinvested — 2,595 — 14,759
Cost of shares redeemed (22,670) (36,765) (59,872) (106,994)
Total Class Y $ (14,229) $ 16,883 $ (6,840) $ (38,726)
Change in net assets resulting from capital transactions $ (16,568) $ 17,743 $ 1,941 $ (37,731)
Share Transactions:
Class A
Issued 41 160 431 341
Reinvested — 44 — 79
Redeemed (140) (245) (288) (446)
Total Class A (99) (41) 143 (26)
Class C
Issued 10 124 14 11
Reinvested — 16 — 3
Redeemed (57) (29) (8) (11)
Total Class C (47) 111 6 3
Class Y
Issued 472 3,057 831 1,324
Reinvested — 149 — 297
Redeemed (1,264) (2,137) (955) (2,632)
Total Class Y (792) 1,069 (124) (1,011)
Change in Shares (938) 1,139 25 (1,034)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS Partners Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $27.27 $28.02 $25.73 $23.54 $26.82 $24.21
Investment Activities:
Net investment income (loss)(a) 0.06 0.10 0.06 0.07 0.08 (0.09)
Net realized and unrealized gains (losses) 4.92 0.64 3.85 3.58 (1.26) 7.14
Total from Investment Activities 4.98 0.74 3.91 3.65 (1.18) 7.05
Distributions to Shareholders from:
Net investment income — (0.17) (0.13) (0.22) (0.12) —
Net realized gains — (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions — (1.49) (1.62) (1.46) (2.10) (4.44)
Net Asset Value, End of Period $32.25 $27.27 $28.02 $25.73 $23.54 $26.82
Total Return(b)(c) 18.26% 2.52% 14.93% 15.66% (4.54)% 29.58%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.33% 1.33% 1.33% 1.37% 1.45% 1.45%
Net Investment Income (Loss)(d) 0.39% 0.37% 0.20% 0.29% 0.33% (0.29)%
Gross Expenses(d)(e) 1.33% 1.33% 1.33% 1.40% 1.49% 1.49%
Supplemental Data:
Net Assets at end of period (000's) $212,589 $191,075 $192,536 $183,203 $169,628 $195,053
Portfolio Turnover(b)(f) 32% 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class R
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $22.75 $23.64 $21.89 $20.25 $23.41 $21.65
Investment Activities:
Net investment income (loss)(a) —(b) —(b) (0.04) (0.03) (0.01) (0.17)
Net realized and unrealized gains (losses) 4.10 0.54 3.29 3.08 (1.10) 6.37
Total from Investment Activities 4.10 0.54 3.25 3.05 (1.11) 6.20
Distributions to Shareholders from:
Net investment income — (0.11) (0.01) (0.17) (0.07) —
Net realized gains — (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions — (1.43) (1.50) (1.41) (2.05) (4.44)
Net Asset Value, End of Period $26.85 $22.75 $23.64 $21.89 $20.25 $23.41
Total Return(c)(d) 18.02% 2.17% 14.52% 15.19% (4.86)% 29.15%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.69% 1.69% 1.69% 1.73% 1.81% 1.81%
Net Investment Income (Loss)(e) 0.03% 0.00% (0.19)% (0.12)% (0.03)% (0.65)%
Gross Expenses(e)(f) 2.57% 2.57% 2.42% 2.29% 2.54% 2.48%
Supplemental Data:
Net Assets at end of period (000's) $1,605 $1,415 $1,426 $2,198 $1,519 $1,652
Portfolio Turnover(c)(g) 32% 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Partners Fund
Class R6
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
June 2,
2023(a)
through
December 31,
2023
Net Asset Value, Beginning of Period $30.18 $30.81 $28.13 $25.62
Investment Activities:
Net investment income (loss)(b) 0.16 0.28 0.21 0.04
Net realized and unrealized gains (losses) 5.42 0.68 4.20 4.02
Total from Investment Activities 5.58 0.96 4.41 4.06
Distributions to Shareholders from:
Net investment income — (0.27) (0.24) (0.31)
Net realized gains — (1.32) (1.49) (1.24)
Total Distributions — (1.59) (1.73) (1.55)
Net Asset Value, End of Period $35.76 $30.18 $30.81 $28.13
Total Return(c)(d) 18.49% 3.03% 15.44% 16.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(e) 0.98% 0.92% 0.69% 0.26%
Gross Expenses(e)(f) 0.92% 0.99% 1.28% 2.10%
Supplemental Data:
Net Assets at end of period (000's) $104,134 $39,920 $5,684 $2,244
Portfolio Turnover(c)(g) 32% 65% 48% 72%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $30.48 $31.12 $28.40 $25.83 $29.21 $25.99
Investment Activities:
Net investment income (loss)(a) 0.13 0.23 0.19 0.17 0.19 0.02
Net realized and unrealized gains (losses) 5.49 0.71 4.25 3.94 (1.39) 7.69
Total from Investment Activities 5.62 0.94 4.44 4.11 (1.20) 7.71
Distributions to Shareholders from:
Net investment income — (0.26) (0.23) (0.30) (0.20) (0.05)
Net realized gains — (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions — (1.58) (1.72) (1.54) (2.18) (4.49)
Net Asset Value, End of Period $36.10 $30.48 $31.12 $28.40 $25.83 $29.21
Total Return(b)(c) 18.44% 2.93% 15.40% 16.07% (4.23)% 30.03%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.94% 0.94% 0.94% 1.01% 1.12% 1.12%
Net Investment Income (Loss)(d) 0.78% 0.76% 0.60% 0.62% 0.67% 0.05%
Gross Expenses(d)(e) 1.02% 1.03% 1.05% 1.13% 1.21% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $353,957 $334,919 $338,632 $248,103 $172,847 $177,278
Portfolio Turnover(b)(f) 32% 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Partners Fund
Member Class
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $27.36 $28.10 $25.79 $23.58 $26.87 $24.22
Investment Activities:
Net investment income (loss)(a) 0.09 0.16 0.11 0.12 0.15 (0.04)
Net realized and unrealized gains (losses) 4.94 0.63 3.87 3.59 (1.29) 7.17
Total from Investment Activities 5.03 0.79 3.98 3.71 (1.14) 7.13
Distributions to Shareholders from:
Net investment income — (0.21) (0.18) (0.26) (0.17) (0.04)
Net realized gains — (1.32) (1.49) (1.24) (1.98) (4.44)
Total Distributions — (1.53) (1.67) (1.50) (2.15) (4.48)
Net Asset Value, End of Period $32.39 $27.36 $28.10 $25.79 $23.58 $26.87
Total Return(b)(c) 18.38% 2.71% 15.18% 15.90% (4.36)% 29.90%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.13% 1.13% 1.13% 1.18% 1.25% 1.25%
Net Investment Income (Loss)(d) 0.59% 0.57% 0.41% 0.48% 0.59% (0.14)%
Gross Expenses(d)(e) 1.32% 1.39% 1.38% 1.57% 1.78% 3.05%
Supplemental Data:
Net Assets at end of period (000's) $7,069 $6,304 $6,410 $5,488 $4,719 $2,994
Portfolio Turnover(b)(f) 32% 65% 48% 72% 98% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $23.98 $24.92 $24.25 $24.04 $26.33 $23.68
Investment Activities:
Net investment income (loss)(a) 0.04 0.16 0.08 0.07 0.03 0.03
Net realized and unrealized gains (losses) 1.82 1.02 3.05 1.71 (0.80) 6.34
Total from Investment Activities 1.86 1.18 3.13 1.78 (0.77) 6.37
Distributions to Shareholders from:
Net investment income — (0.16) (0.10) (0.15) (0.12) (0.11)
Net realized gains — (1.96) (2.36) (1.42) (1.40) (3.61)
Total Distributions — (2.12) (2.46) (1.57) (1.52) (3.72)
Net Asset Value, End of Period $25.84 $23.98 $24.92 $24.25 $24.04 $26.33
Total Return(b)(c) 7.76% 4.65% 12.63% 7.52% (2.97)% 27.31%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.30% 1.30% 1.30% 1.30% 1.30% 1.30%
Net Investment Income (Loss)(d) 0.30% 0.63% 0.32% 0.30% 0.13% 0.12%
Gross Expenses(d)(e) 1.32% 1.33% 1.33% 1.34% 1.32% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $145,474 $144,622 $162,251 $163,769 $172,406 $188,881
Portfolio Turnover(b)(f) 28% 50% 39% 55% 71% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Value Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $18.95 $20.15 $20.07 $20.16 $22.38 $20.65
Investment Activities:
Net investment income (loss)(a) (0.05)(b) (0.03) (0.10) (0.09) (0.14) (0.16)
Net realized and unrealized gains (losses) 1.45 0.82 2.54 1.42 (0.68) 5.50
Total from Investment Activities 1.40 0.79 2.44 1.33 (0.82) 5.34
Distributions to Shareholders from:
Net investment income — (0.03) — — — —
Net realized gains — (1.96) (2.36) (1.42) (1.40) (3.61)
Total Distributions — (1.99) (2.36) (1.42) (1.40) (3.61)
Net Asset Value, End of Period $20.35 $18.95 $20.15 $20.07 $20.16 $22.38
Total Return(c)(d) 7.39% 3.83% 11.75% 6.76% (3.71)% 26.28%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(e) (0.48)% (0.14)% (0.44)% (0.45)% (0.65)% (0.67)%
Gross Expenses(e)(f) 3.60% 3.21% 3.23% 2.94% 3.00% 2.33%
Supplemental Data:
Net Assets at end of period (000's) $711 $1,036 $1,173 $1,228 $1,282 $1,398
Portfolio Turnover(c)(g) 28% 50% 39% 55% 71% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $25.14 $26.02 $25.21 $24.92 $27.23 $24.38
Investment Activities:
Net investment income (loss)(a) 0.07 0.23 0.15 0.14 0.09 0.10
Net realized and unrealized gains (losses) 1.91 1.06 3.18 1.78 (0.82) 6.53
Total from Investment Activities 1.98 1.29 3.33 1.92 (0.73) 6.63
Distributions to Shareholders from:
Net investment income — (0.21) (0.16) (0.21) (0.18) (0.17)
Net realized gains — (1.96) (2.36) (1.42) (1.40) (3.61)
Total Distributions — (2.17) (2.52) (1.63) (1.58) (3.78)
Net Asset Value, End of Period $27.12 $25.14 $26.02 $25.21 $24.92 $27.23
Total Return(b)(c) 7.88% 4.90% 12.94% 7.75% (2.71)% 27.57%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) 0.54% 0.87% 0.56% 0.54% 0.36% 0.36%
Gross Expenses(d)(e) 1.06% 1.07% 1.07% 1.07% 1.06% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $107,134 $103,367 $112,008 $109,234 $120,583 $143,783
Portfolio Turnover(b)(f) 28% 50% 39% 55% 71% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $59.11 $56.73 $53.66 $47.92 $55.16 $50.59
Investment Activities:
Net investment income (loss)(a) 0.27 0.76 0.71 0.44 0.40 0.65
Net realized and unrealized gains (losses) 3.18 8.24 10.73 5.90 (2.88) 10.81
Total from Investment Activities 3.45 9.00 11.44 6.34 (2.48) 11.46
Distributions to Shareholders from:
Net investment income — (0.55) (0.60) (0.33) (0.43) (0.57)
Net realized gains — (6.07) (7.77) (0.27) (4.33) (6.32)
Total Distributions — (6.62) (8.37) (0.60) (4.76) (6.89)
Net Asset Value, End of Period $62.56 $59.11 $56.73 $53.66 $47.92 $55.16
Total Return(b)(c) 5.84% 15.87% 21.02% 13.25% (4.62)% 23.00%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(d) 0.89% 1.28% 1.16% 0.88% 0.76% 1.13%
Gross Expenses(d)(e) 0.89% 0.90% 0.91% 0.93% 0.92% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $512,485 $505,631 $501,597 $449,497 $437,855 $495,890
Portfolio Turnover(b)(f) 31% 44% 27% 39% 61% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $43.25 $43.13 $42.38 $37.97 $44.72 $42.07
Investment Activities:
Net investment income (loss)(a) 0.02 0.22 0.17 0.03 (0.03) 0.13
Net realized and unrealized gains (losses) 2.32 6.23 8.49 4.65 (2.32) 8.97
Total from Investment Activities 2.34 6.45 8.66 4.68 (2.35) 9.10
Distributions to Shareholders from:
Net investment income — (0.26) (0.14) — (0.07) (0.13)
Net realized gains — (6.07) (7.77) (0.27) (4.33) (6.32)
Total Distributions — (6.33) (7.91) (0.27) (4.40) (6.45)
Net Asset Value, End of Period $45.59 $43.25 $43.13 $42.38 $37.97 $44.72
Total Return(b)(c) 5.43% 14.94% 20.02% 12.37% (5.39)% 22.05%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.69% 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss)(d) 0.09% 0.49% 0.35% 0.07% (0.07)% 0.27%
Gross Expenses(d)(e) 3.35% 3.06% 2.85% 2.15% 1.92% 1.80%
Supplemental Data:
Net Assets at end of period (000's) $957 $965 $993 $1,587 $3,595 $6,230
Portfolio Turnover(b)(f) 31% 44% 27% 39% 61% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $58.76 $56.41 $53.39 $47.67 $54.90 $50.37
Investment Activities:
Net investment income (loss)(a) 0.33 0.88 0.84 0.54 0.52 0.78
Net realized and unrealized gains (losses) 3.17 8.20 10.66 5.89 (2.89) 10.76
Total from Investment Activities 3.50 9.08 11.50 6.43 (2.37) 11.54
Distributions to Shareholders from:
Net investment income — (0.66) (0.71) (0.44) (0.53) (0.69)
Net realized gains — (6.07) (7.77) (0.27) (4.33) (6.32)
Total Distributions — (6.73) (8.48) (0.71) (4.86) (7.01)
Net Asset Value, End of Period $62.26 $58.76 $56.41 $53.39 $47.67 $54.90
Total Return(b)(c) 5.96% 16.12% 21.25% 13.51% (4.43)% 23.28%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.68% 0.68% 0.68% 0.68% 0.68% 0.68%
Net Investment Income (Loss)(d) 1.10% 1.48% 1.37% 1.09% 0.98% 1.35%
Gross Expenses(d)(e) 0.69% 0.72% 0.73% 0.72% 0.71% 0.68%
Supplemental Data:
Net Assets at end of period (000's) $40,505 $36,797 $29,381 $23,905 $21,070 $20,169
Portfolio Turnover(b)(f) 31% 44% 27% 39% 61% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $16.49 $16.18 $14.71 $13.10 $13.90 $12.84
Investment Activities:
Net investment income (loss)(a) 0.03 0.04 0.05 —(b) (0.01) 0.02
Net realized and unrealized gains (losses) 1.19 1.00 3.07 1.72 (0.26) 3.25
Total from Investment Activities 1.22 1.04 3.12 1.72 (0.27) 3.27
Distributions to Shareholders from:
Net investment income — (0.07) (0.06) (0.03) (0.01) —(b)
Net realized gains — (0.66) (1.59) (0.08) (0.52) (2.21)
Total Distributions — (0.73) (1.65) (0.11) (0.53) (2.21)
Net Asset Value, End of Period $17.71 $16.49 $16.18 $14.71 $13.10 $13.90
Total Return(c)(d) 7.40% 6.43% 20.87% 13.17% (2.01)% 25.74%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.33% 1.33% 1.33% 1.33% 1.33% 1.33%
Net Investment Income (Loss)(e) 0.37% 0.27% 0.32% 0.01% (0.05)% 0.13%
Gross Expenses(e)(f) 1.56% 1.57% 1.62% 1.63% 1.64% 1.66%
Supplemental Data:
Net Assets at end of period (000's) $17,659 $18,077 $18,409 $15,515 $15,250 $15,039
Portfolio Turnover(c)(g) 42% 93% 74% 36% 69% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Investors Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $13.17 $13.09 $12.19 $10.93 $11.76 $11.22
Investment Activities:
Net investment income (loss)(a) (0.02)(b) (0.06) (0.06) (0.08) (0.10) (0.08)
Net realized and unrealized gains (losses) 0.94 0.81 2.55 1.42 (0.21) 2.83
Total from Investment Activities 0.92 0.75 2.49 1.34 (0.31) 2.75
Distributions to Shareholders from:
Net investment income — (0.01) — — — —
Net realized gains — (0.66) (1.59) (0.08) (0.52) (2.21)
Total Distributions — (0.67) (1.59) (0.08) (0.52) (2.21)
Net Asset Value, End of Period $14.09 $13.17 $13.09 $12.19 $10.93 $11.76
Total Return(c)(d) 6.99% 5.68% 19.92% 12.38% (2.69)% 24.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(e) (0.36)% (0.49)% (0.43)% (0.72)% (0.90)% (0.64)%
Gross Expenses(e)(f) 2.61% 2.69% 3.00% 3.41% 2.95% 2.42%
Supplemental Data:
Net Assets at end of period (000's) $3,867 $4,223 $2,744 $1,474 $909 $2,702
Portfolio Turnover(c)(g) 42% 93% 74% 36% 69% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $17.26 $16.90 $15.29 $13.61 $14.41 $13.24
Investment Activities:
Net investment income (loss)(a) 0.06 0.09 0.11 0.04 0.04 0.06
Net realized and unrealized gains (losses) 1.24 1.05 3.19 1.79 (0.28) 3.36
Total from Investment Activities 1.30 1.14 3.30 1.83 (0.24) 3.42
Distributions to Shareholders from:
Net investment income — (0.12) (0.10) (0.07) (0.04) (0.04)
Net realized gains — (0.66) (1.59) (0.08) (0.52) (2.21)
Total Distributions — (0.78) (1.69) (0.15) (0.56) (2.25)
Net Asset Value, End of Period $18.56 $17.26 $16.90 $15.29 $13.61 $14.41
Total Return(b)(c) 7.53% 6.71% 21.25% 13.52% (1.73)% 26.07%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.05% 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(d) 0.66% 0.52% 0.60% 0.30% 0.30% 0.40%
Gross Expenses(d)(e) 1.28% 1.34% 1.40% 1.38% 1.36% 1.32%
Supplemental Data:
Net Assets at end of period (000's) $49,647 $59,839 $40,515 $19,261 $28,143 $12,577
Portfolio Turnover(b)(f) 42% 93% 74% 36% 69% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Global Energy Transition Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $49.98 $30.83 $27.03 $30.30 $22.62 $12.36
Investment Activities:
Net investment income (loss)(a) 0.05 0.15 0.25 0.42 0.25 (0.04)
Net realized and unrealized gains (losses) 15.59 21.19 4.06 (3.05) 7.67 10.30
Total from Investment Activities 15.64 21.34 4.31 (2.63) 7.92 10.26
Distributions to Shareholders from:
Net investment income — (2.19) (0.51) (0.64) (0.24) —
Total Distributions — (2.19) (0.51) (0.64) (0.24) —
Net Asset Value, End of Period $65.62 $49.98 $30.83 $27.03 $30.30 $22.62
Total Return(b)(c) 31.29% 69.60% 16.03% (8.68)% 35.01% 83.01%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.48% 1.48% 1.48% 1.48% 1.48% 1.48%
Net Investment Income (Loss)(d) 0.18% 0.41% 0.84% 1.34% 0.88% (0.21)%
Gross Expenses(d)(e) 1.48% 1.51% 1.54% 1.55% 1.53% 1.58%
Supplemental Data:
Net Assets at end of period (000's) $130,935 $92,596 $57,922 $62,033 $91,521 $78,317
Portfolio Turnover(b)(f) 35% 50% 57% 47% 64% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $43.54 $27.10 $23.87 $26.76 $19.98 $11.00
Investment Activities:
Net investment income (loss)(a) (0.16)(b) (0.13) 0.01 0.15 0.01 (0.17)
Net realized and unrealized gains (losses) 13.55 18.53 3.57 (2.67) 6.77 9.15
Total from Investment Activities 13.39 18.40 3.58 (2.52) 6.78 8.98
Distributions to Shareholders from:
Net investment income — (1.96) (0.35) (0.37) —(c) —
Total Distributions — (1.96) (0.35) (0.37) —(c) —
Net Asset Value, End of Period $56.93 $43.54 $27.10 $23.87 $26.76 $19.98
Total Return(d)(e) 30.75% 68.27% 15.08% (9.42)% 33.94% 81.64%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(f) (0.62)% (0.39)% 0.05% 0.54% 0.03% (1.02)%
Gross Expenses(f)(g) 2.67% 2.99% 3.36% 2.77% 2.64% 2.41%
Supplemental Data:
Net Assets at end of period (000's) $3,717 $2,560 $1,536 $1,355 $2,396 $3,240
Portfolio Turnover(d)(h) 35% 50% 57% 47% 64% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Global Energy Transition Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $52.46 $32.26 $28.26 $31.68 $23.64 $12.88
Investment Activities:
Net investment income (loss)(a) 0.16 0.29 0.36 0.54 0.38 0.02
Net realized and unrealized gains (losses) 16.37 22.21 4.25 (3.20) 8.00 10.75
Total from Investment Activities 16.53 22.50 4.61 (2.66) 8.38 10.77
Distributions to Shareholders from:
Net investment income — (2.30) (0.61) (0.76) (0.34) (0.01)
Total Distributions — (2.30) (0.61) (0.76) (0.34) (0.01)
Net Asset Value, End of Period $68.99 $52.46 $32.26 $28.26 $31.68 $23.64
Total Return(b)(c) 31.51% 70.14% 16.38% (8.37)% 35.46% 83.62%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(d) 0.50% 0.74% 1.17% 1.66% 1.24% 0.10%
Gross Expenses(d)(e) 1.15% 1.19% 1.21% 1.21% 1.19% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $482,460 $373,416 $262,203 $234,761 $314,108 $210,586
Portfolio Turnover(b)(f) 35% 50% 57% 47% 64% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios
39
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Partners Fund RS Partners Fund A, R, R6, Y, and Member Class
Victory RS Value Fund RS Value Fund A, C, and Y
Victory RS Large Cap Alpha Fund RS Large Cap Alpha Fund A, C, and Y
Victory RS Investors Fund RS Investors Fund A, C, and Y
Victory Global Energy Transition Fund Global Energy Transition Fund A, C, and Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
40
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Funds determine their net asset values. Consequently, each Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by each Fund to reflect the security’s fair value at the time the Funds determine their net asset values. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant Level 3 holdings for RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and RS
Investors Fund.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):
(a) Significant increases (decreases) in the liquidity discount would result in a lower (higher) fair value measurement.
Level 1 Level 2 Level 3 Total
RS Partners Fund
Common Stocks ............................................... $ 659,439 $ — $ — $ 659,439
Preferred Stocks ............................................... — — 587 587
Short-Term Investments ......................................... 1,249 — — 1,249
Total ....................................................... $ 660,688 $ — $ 587 $ 661,275
RS Value Fund
Common Stocks ............................................... 247,147 — — 247,147
Total ....................................................... $ 247,147 $ — $ — $ 247,147
RS Large Cap Alpha Fund
Common Stocks ............................................... 546,371 — — 546,371
Total ....................................................... $ 546,371 $ — $ — $ 546,371
RS Investors Fund
Common Stocks ............................................... 70,137 — — 70,137
Total ....................................................... $ 70,137 $ — $ — $ 70,137
Global Energy Transition Fund
Common Stocks ............................................... 441,025 115,386 — 556,411
Warrants .................................................... 196 — 33,186 33,382
Short-Term Investments ......................................... 27,904 — — 27,904
Total ....................................................... $ 469,125 $ 115,386 $ 33,186 $ 617,697
Global Energy Transition Fund
Balance as of December 31, 2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $16,415
Accrued discount (premium) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Realized Gain (Loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Change in Unrealized Appreciation/Depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17,359
Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,785
Sales Proceeds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,373)
Transfers into Level 3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Transfers out of Level 3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —
Balance as of June 30, 2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $33,186
QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR
VALUE MEASUREMENTS
Assets
Fair Value at
June 30, 2026
Valuation
Technique
Significant
Unobservable
Input(s) Input Value
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $33,186
Black-Scholes
(adjusted)
Liquidity
Discount(a) 15%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
41
(Unaudited)
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Special Purpose Acquisition Companies (“SPAC”):
The Funds may invest in stock, warrants and other securities of SPACs. A SPAC typically is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s
IPO. If the Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Funds’ other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2026, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
42
(Unaudited)
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2026 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Partners Fund ................................................. $ 1,224 $ — $ 1,249
Global Energy Transition Fund ....................................... 27,045 — 27,904

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
43
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC (“SailingStone”). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Fund were as shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Compliance fees.
Excluding U.S. Government
Securities
Purchases Sales
RS Partners Fund .......................................................................... $ 189,773 $ 189,865
RS Value Fund ............................................................................ 68,111 81,883
RS Large Cap Alpha Fund ................................................................... 164,962 181,590
RS Investors Fund ......................................................................... 30,598 44,441
Global Energy Transition Fund ................................................................ 188,852 192,378
Fee Rate
RS Partners Fund . . . . . . . . . . . .
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Annual Charge
Up to $15 billion Over $15 billion - $30 billion Over $30 billion - $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Annual Charge
Up to $15 billion Over $15 billion - $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
44
(Unaudited)
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2026, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2026, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Class A Class C Class R
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
RS Partners Fund ..................................................................................... $ 1
RS Value Fund ....................................................................................... —(a)
RS Large Cap Alpha Fund .............................................................................. 2
RS Investors Fund .................................................................................... —(a)
Global Energy Transition Fund ........................................................................... 7
(a) Rounds to less than $1 thousand.
In effect until April 30, 2027
Class A Class C Class R Class R6 Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% N/A 1.69% 0.89% 0.94% 1.13%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
45
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the six months ended June 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.30% 2.07% N/A N/A 1.06% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89% 1.69% N/A N/A 0.68% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% 2.07% N/A N/A 1.05% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 2.28% N/A N/A 1.15% N/A
Amount
RS Partners Fund ..................................................................................... $ 32
RS Value Fund ....................................................................................... 3
RS Large Cap Alpha Fund .............................................................................. 6
RS Investors Fund .................................................................................... —
Global Energy Transition Fund ........................................................................... 14
December 31,
2027
December 31,
2028
December 31,
2029
December 31,
2030 Total
RS Partners Fund ......................................... $ 197 $ 357 $ 362 $ 151 $ 1,067
RS Value Fund ........................................... 49 79 67 21 216
RS Large Cap Alpha Fund .................................. 92 135 88 10 325
RS Investors Fund ........................................ 71 180 242 92 585
Global Energy Transition Fund ............................... 160 210 162 17 549

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
46
(Unaudited)
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Limited Portfolio Holdings Risk — To the extent the Fund(s) invest assets in a more limited number of issuers than many other funds, a decline in the market value of a particular security may affect the Fund's (or Funds') value more than if the Fund(s) invested in a larger number of issuers.
Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the financials sector, materials sector, or energy sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Materials Sector Risk — Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, ex-
change rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes, or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such compa-
nies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environ-
mental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.
Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be ad-
versely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, govern-
ment regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services, and other factors that they cannot control.
Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims, and risk of loss from terrorism and natural disasters.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
47
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Declared Paid
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
Global Energy Transition Fund ............................................ $ — $ (1,681,382) $ (1,681,382)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSVF-SAR (6/26)

June 30, 2026
Semi-Annual: Full Financials
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Science and Technology Fund

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS Small Cap Growth Fund
3
Victory RS Select Growth Fund
6
Victory RS Mid Cap Growth Fund
8
Victory RS Growth Fund
11
Victory RS Science and Technology Fund
13
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
16
Statements of Operations
18
Statements of Changes in Net Assets
20
Financial Highlights
24
Notes to Financial Statements (Form N-CSR Item 7) 43

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Small Cap Growth Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.8%)
Biotechnology (17.3%):
AnaptysBio, Inc. (a) ..................................................... 35,700 $ 2,410
Apogee Therapeutics, Inc. (a) ............................................... 41,750 5,542
Ascendis Pharma A/S (a) .................................................. 16,210 4,324
Bridgebio Pharma, Inc. (a) ................................................. 57,900 4,312
Dianthus Therapeutics, Inc. (a) .............................................. 34,670 3,380
Halozyme Therapeutics, Inc. (a) ............................................. 65,560 5,131
Ideaya Biosciences, Inc. (a) ................................................ 71,670 2,671
Krystal Biotech, Inc. (a) ................................................... 17,640 6,556
Kymera Therapeutics, Inc. (a) .............................................. 38,680 4,436
Mirum Pharmaceuticals, Inc. (a) ............................................. 46,530 5,447
ORIC Pharmaceuticals, Inc. (a) ............................................. 261,400 2,831
Oruka Therapeutics, Inc. (a) (b) .............................................. 48,680 4,633
Revolution Medicines, Inc. (a) .............................................. 42,110 7,886
Spyre Therapeutics, Inc. (a) ................................................ 85,798 7,617
Xenon Pharmaceuticals, Inc. (a) ............................................. 54,690 3,301
70,477
Consumer Discretionary (8.1%):
Callaway Golf Co. (a) .................................................... 293,310 5,511
Champion Homes, Inc. (a) ................................................. 36,380 3,206
Dutch Bros, Inc. , Class A (a) ............................................... 46,030 3,305
Five Below, Inc. (a) ...................................................... 10,480 1,884
Kontoor Brands, Inc. .................................................... 34,050 2,838
OneSpaWorld Holdings Ltd. ............................................... 162,250 4,582
The Gap, Inc. .......................................................... 95,380 1,782
Universal Technical Institute, Inc. (a) ......................................... 97,637 4,176
Warby Parker, Inc. , Class A (a) .............................................. 104,900 3,182
Wingstop, Inc. ......................................................... 14,190 2,461
32,927
Consumer Staples (1.5%):
elf Beauty, Inc. (a) ....................................................... 20,800 1,539
Natural Grocers by Vitamin Cottage, Inc. ...................................... 36,399 1,129
The Vita Coco Co., Inc. (a) ................................................ 51,990 3,439
6,107
Electronic Equipment, Instruments & Components (7.0%):
Badger Meter, Inc. ...................................................... 25,170 3,735
Cognex Corp. ......................................................... 55,190 3,997
Fabrinet (a) ............................................................ 11,010 6,189
Itron, Inc. (a) .......................................................... 26,400 2,284
LightPath Technologies, Inc. , Class A (a) ...................................... 263,720 4,312
Novanta, Inc. (a) ........................................................ 49,473 7,915
28,432
Energy (2.6%):
Archrock, Inc. ......................................................... 94,660 3,853
Permian Resources Corp. , Class A ........................................... 146,270 2,693
Tidewater, Inc. (a) ....................................................... 59,520 3,966
10,512
Financials (9.5%):
Customers Bancorp, Inc. (a) ................................................ 41,430 3,277
Exzeo Group, Inc. (a) (b) .................................................. 104,478 1,763
FirstCash Holdings, Inc. .................................................. 37,270 8,062
Miami International Holdings, Inc. (a) ........................................ 96,980 3,604
Palomar Holdings, Inc. (a) ................................................. 32,710 4,134
Payoneer Global, Inc. (a) .................................................. 303,370 2,160
Piper Sandler Cos. ...................................................... 55,190 3,993
UMB Financial Corp. .................................................... 23,530 3,359
Wintrust Financial Corp. .................................................. 28,110 4,518
WisdomTree, Inc. (b) ..................................................... 223,100 3,779
38,649

Victory Portfolios
Victory RS Small Cap Growth Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Health Care Equipment & Supplies (3.0%):
Axogen, Inc. (a) ........................................................ 51,560 $ 2,382
Glaukos Corp. (a) ....................................................... 37,080 5,182
IRhythm Holdings, Inc. (a) ................................................ 17,710 2,107
SI-BONE, Inc. (a) ....................................................... 145,170 2,369
12,040
Health Care Providers & Services (5.2%):
Brookdale Senior Living, Inc. (a) ............................................ 235,330 3,786
Guardant Health, Inc. (a) .................................................. 53,810 8,073
HealthEquity, Inc. (a) .................................................... 46,380 4,189
Hinge Health, Inc. , Class A (a) .............................................. 40,493 3,361
RadNet, Inc. (a) ........................................................ 31,240 1,927
21,336
Health Care Technology (0.4%):
Waystar Holding Corp. (a) ................................................. 90,011 1,848
Industrials (18.6%):
Argan, Inc. ........................................................... 3,370 2,691
ESCO Technologies, Inc. ................................................. 24,560 8,597
Karman Holdings, Inc. (a) ................................................. 39,980 1,996
Kratos Defense & Security Solutions, Inc. (a) ................................... 45,120 2,250
Mercury Systems, Inc. (a) ................................................. 95,560 11,690
Modine Manufacturing Co. (a) .............................................. 20,290 5,418
MSC Industrial Direct Co., Inc. , Class A ...................................... 70,970 8,442
Mueller Water Products, Inc. , Class A ........................................ 159,520 4,121
Nextpower, Inc. , Class A (a) ................................................ 53,480 6,372
Primoris Services Corp. .................................................. 55,280 5,479
Rush Enterprises, Inc. , Class A ............................................. 71,220 5,198
Simpson Manufacturing Co., Inc. ........................................... 14,370 3,008
SPX Technologies, Inc. (a) ................................................. 12,860 3,153
Sterling Infrastructure, Inc. (a) .............................................. 4,100 3,441
Watts Water Technologies, Inc. , Class A ....................................... 7,100 2,779
Zurn Elkay Water Solutions Corp. ........................................... 20,470 1,034
75,669
IT Services (0.9%):
DigitalOcean Holdings, Inc. (a) ............................................. 23,480 3,687
Life Sciences Tools & Services (1.4%):
Adaptive Biotechnologies Corp. (a) .......................................... 274,120 5,880
Materials (3.2%):
Avient Corp. .......................................................... 101,060 3,735
Balchem Corp. ......................................................... 26,400 4,460
Coeur Mining, Inc. ...................................................... 165,540 2,702
Titan America SA (a) (b) .................................................. 125,194 2,336
13,233
Pharmaceuticals (1.4%):
Crinetics Pharmaceuticals, Inc. (a) ........................................... 15,110 565
Ligand Pharmaceuticals, Inc. (a) ............................................. 16,710 5,282
5,847
Semiconductors & Semiconductor Equipment (7.6%):
Enphase Energy, Inc. (a) .................................................. 56,790 2,796
MACOM Technology Solutions Holdings, Inc. (a) ................................ 15,223 5,790
MaxLinear, Inc. , Class A (a) ................................................ 44,360 5,679
Navitas Semiconductor Corp. , Class A (a) ...................................... 119,570 2,143
Onto Innovation, Inc. (a) .................................................. 16,440 6,222
Semtech Corp. (a) ....................................................... 51,930 8,405
31,035
Software (11.1%):
ACI Worldwide, Inc. (a) .................................................. 59,890 3,012
Box, Inc. , Class A (a) .................................................... 83,090 2,205
Braze, Inc. , Class A (a) ................................................... 107,250 2,326

Victory Portfolios
Victory RS Small Cap Growth Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Commvault Systems, Inc. (a) ............................................... 25,930 $ 3,675
D-Wave Quantum, Inc. (a) (b) ............................................... 186,120 4,465
Freshworks, Inc. , Class A (a) ............................................... 193,980 1,963
JFrog Ltd. (a) .......................................................... 68,961 6,267
Klaviyo, Inc. , Class A (a) (b) ................................................ 121,650 1,837
Q2 Holdings, Inc. (a) ..................................................... 45,250 2,177
Riot Platforms, Inc. (a) ................................................... 283,480 7,762
Rubrik, Inc. , Class A (a) .................................................. 39,110 3,140
ServiceTitan, Inc. , Class A (a) (b) ............................................ 54,150 3,829
Varonis Systems, Inc. , Class B (a) ........................................... 60,400 2,534
45,192
Total Common Stocks (Cost $286,772)
a
a
a
402,871
Principal Amount
(000)
Short-Term Investments (3.4%)^
Collateral for Securities Loaned (3.4%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ $ 3,425 3,425
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 3,425 3,425
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... 3,425 3,424
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 3,425 3,425
13,699
Total Short-Term Investments (Cost $13,699)
a
a
a
13,699
Total Investments (Cost $300,471) — 102.2% 416,570
Liabilities in excess of other assets —  (2.2)% (9,148)
NET ASSETS - 100.00% $ 407,422
At June 30, 2026, the Fund's investments in foreign securities were 5.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Select Growth Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Aerospace & Defense (9.8%):
BWX Technologies, Inc. .................................................. 7,640 $ 1,487
FTAI Aviation Ltd. ...................................................... 7,510 2,032
Mercury Systems, Inc. (a) ................................................. 21,760 2,662
Woodward, Inc. ........................................................ 6,450 2,744
8,925
Building Products (2.0%):
Modine Manufacturing Co. (a) .............................................. 6,690 1,786
Commercial Services & Supplies (1.6%):
Clean Harbors, Inc. (a) ................................................... 5,000 1,494
Communication Services (0.8%):
Reddit, Inc. , Class A (a) ................................................... 4,110 713
Construction & Engineering (6.0%):
Comfort Systems USA, Inc. ............................................... 1,160 2,299
Primoris Services Corp. .................................................. 10,560 1,047
Sterling Infrastructure, Inc. (a) .............................................. 2,550 2,140
5,486
Consumer Discretionary (8.3%):
Burlington Stores, Inc. (a) ................................................. 5,300 1,679
Callaway Golf Co. (a) .................................................... 34,700 652
Champion Homes, Inc. (a) ................................................. 10,880 959
Dutch Bros, Inc. , Class A (a) ............................................... 28,670 2,059
Five Below, Inc. (a) ...................................................... 5,320 956
The Gap, Inc. .......................................................... 39,250 733
Wingstop, Inc. ......................................................... 2,980 517
7,555
Consumer Staples (1.0%):
The Vita Coco Co., Inc. (a) ................................................ 14,360 950
Electrical Equipment (2.1%):
Nextpower, Inc. , Class A (a) ................................................ 15,930 1,898
Electronic Equipment, Instruments & Components (5.4%):
Coherent Corp. (a) ...................................................... 4,410 1,740
Fabrinet (a) ............................................................ 3,580 2,012
Novanta, Inc. (a) ........................................................ 7,660 1,211
4,963
Energy (1.8%):
Permian Resources Corp. , Class A ........................................... 33,660 619
Tidewater, Inc. (a) ....................................................... 15,950 1,063
1,682
Financials (8.2%):
FirstCash Holdings, Inc. .................................................. 10,466 2,264
Palomar Holdings, Inc. (a) ................................................. 9,030 1,141
Piper Sandler Cos. ...................................................... 16,970 1,227
Wintrust Financial Corp. .................................................. 9,500 1,527
WisdomTree, Inc. ....................................................... 76,366 1,294
7,453
Health Care (20.9%):
Ascendis Pharma A/S (a) .................................................. 5,480 1,462
Bridgebio Pharma, Inc. (a) ................................................. 19,000 1,415
Glaukos Corp. (a) ....................................................... 10,620 1,484
Guardant Health, Inc. (a) .................................................. 22,250 3,338
Halozyme Therapeutics, Inc. (a) ............................................. 14,240 1,115
HealthEquity, Inc. (a) .................................................... 12,840 1,160
Hinge Health, Inc. , Class A (a) .............................................. 12,074 1,002
Ionis Pharmaceuticals, Inc. (a) .............................................. 19,590 1,553
Ligand Pharmaceuticals, Inc. (a) ............................................. 1,760 556
Medpace Holdings, Inc. (a) ................................................ 1,630 863

Victory Portfolios
Victory RS Select Growth Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Natera, Inc. (a) ......................................................... 7,200 $ 1,955
Revolution Medicines, Inc. (a) .............................................. 12,210 2,287
Waystar Holding Corp. (a) ................................................. 41,691 856
19,046
Machinery (4.4%):
ESCO Technologies, Inc. ................................................. 4,790 1,677
Mueller Water Products, Inc. , Class A ........................................ 36,200 935
SPX Technologies, Inc. (a) ................................................. 5,680 1,392
4,004
Materials (2.7%):
Avient Corp. .......................................................... 24,630 910
Balchem Corp. ......................................................... 9,110 1,539
2,449
Semiconductors & Semiconductor Equipment (10.3%):
Lattice Semiconductor Corp. (a) ............................................. 13,010 1,990
MACOM Technology Solutions Holdings, Inc. (a) ................................ 8,310 3,161
Onto Innovation, Inc. (a) .................................................. 5,610 2,123
Semtech Corp. (a) ....................................................... 12,920 2,091
9,365
Software (10.8%):
Check Point Software Technologies Ltd. (a) .................................... 8,300 1,091
JFrog Ltd. (a) .......................................................... 14,630 1,330
Nebius Group NV , Class A (a) (b) ............................................ 6,400 1,767
Procore Technologies, Inc. (a) .............................................. 25,220 1,024
Q2 Holdings, Inc. (a) ..................................................... 15,670 754
Riot Platforms, Inc. (a) ................................................... 64,730 1,772
Rubrik, Inc. , Class A (a) .................................................. 14,520 1,166
Varonis Systems, Inc. , Class B (a) ........................................... 22,060 926
9,830
Trading Companies & Distributors (2.9%):
Applied Industrial Technologies, Inc. ......................................... 3,870 1,309
MSC Industrial Direct Co., Inc. , Class A ...................................... 11,480 1,365
2,674
Total Common Stocks (Cost $61,977)
a
a
a
90,273
Principal Amount
(000)
Short-Term Investments (1.9%)
Collateral for Securities Loaned (1.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% .......... $ 422 422
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% .............. 422 422
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% ................. 422 423
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% ... 422 422
1,689
Total Short-Term Investments (Cost $1,689)
a
a
a
1,689
Total Investments (Cost $63,666) — 100.9% 91,962
Liabilities in excess of other assets —  (0.9)% (781)
NET ASSETS - 100.00% $ 91,181
At June 30, 2026, the Fund's investments in foreign securities were 6.9% of net assets.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Mid Cap Growth Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.1%)
Aerospace & Defense (14.9%):
Axon Enterprise, Inc. (a) .................................................. 1,620 $ 908
BWX Technologies, Inc. .................................................. 5,410 1,053
FTAI Aviation Ltd. ...................................................... 7,890 2,135
HEICO Corp. , Class A ................................................... 2,750 709
Howmet Aerospace, Inc. .................................................. 3,460 930
Mercury Systems, Inc. (a) ................................................. 15,480 1,894
Rocket Lab Corp. (a) ..................................................... 10,650 1,083
Woodward, Inc. ........................................................ 4,760 2,025
10,737
Building Products (0.8%):
Simpson Manufacturing Co., Inc. ........................................... 2,540 532
Commercial Services & Supplies (0.4%):
Clean Harbors, Inc. (a) ................................................... 950 284
Communication Services (4.3%):
Reddit, Inc. , Class A (a) ................................................... 3,720 646
ROBLOX Corp. , Class A (a) ............................................... 9,930 540
Take-Two Interactive Software, Inc. (a) ........................................ 7,620 1,905
3,091
Construction & Engineering (5.1%):
Comfort Systems USA, Inc. ............................................... 970 1,922
Primoris Services Corp. .................................................. 2,960 293
Quanta Services, Inc. .................................................... 630 454
Sterling Infrastructure, Inc. (a) .............................................. 1,220 1,024
3,693
Consumer Discretionary (10.5%):
Burlington Stores, Inc. (a) ................................................. 5,110 1,619
Champion Homes, Inc. (a) ................................................. 5,870 517
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 16,880 574
Dutch Bros, Inc. , Class A (a) ............................................... 10,850 779
Five Below, Inc. (a) ...................................................... 3,220 579
Hilton Worldwide Holdings, Inc. ............................................ 2,990 988
Royal Caribbean Cruises Ltd. .............................................. 4,340 1,378
Ulta Beauty, Inc. (a) ..................................................... 1,580 713
Wingstop, Inc. ......................................................... 2,370 411
7,558
Consumer Staples (1.6%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 4,740 413
Maplebear, Inc. (a) ...................................................... 15,120 716
1,129
Electrical Equipment (2.8%):
Rockwell Automation, Inc. ................................................ 4,120 2,040
Electronic Equipment, Instruments & Components (4.9%):
Coherent Corp. (a) ...................................................... 3,490 1,377
Jabil, Inc. ............................................................ 3,320 1,280
Novanta, Inc. (a) ........................................................ 5,310 861
3,518
Energy (3.0%):
Cheniere Energy, Inc. .................................................... 1,720 411
Diamondback Energy, Inc. ................................................ 1,360 239
Permian Resources Corp. , Class A ........................................... 13,550 250
Targa Resources Corp. ................................................... 4,700 1,260
2,160
Financials (9.0%):
Affirm Holdings, Inc. , Class A (a) ............................................ 10,460 853
FirstCash Holdings, Inc. .................................................. 5,620 1,216
Huntington Bancshares, Inc. ............................................... 19,650 348

Victory Portfolios
Victory RS Mid Cap Growth Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
LPL Financial Holdings, Inc. ............................................... 2,010 $ 566
MSCI, Inc. , Class A ..................................................... 890 498
Piper Sandler Cos. ...................................................... 7,890 571
Robinhood Markets, Inc. , Class A (a) ......................................... 7,000 702
Tradeweb Markets, Inc. , Class A ............................................ 3,740 373
Wintrust Financial Corp. .................................................. 3,460 556
WisdomTree, Inc. ....................................................... 44,450 753
6,436
Health Care (12.8%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 1,900 572
Bridgebio Pharma, Inc. (a) ................................................. 4,710 351
Cencora, Inc. .......................................................... 1,940 549
Dexcom, Inc. (a) ........................................................ 15,830 1,066
Guardant Health, Inc. (a) .................................................. 5,470 821
HealthEquity, Inc. (a) .................................................... 7,170 648
IDEXX Laboratories, Inc. (a) ............................................... 1,250 658
Insmed, Inc. (a) ......................................................... 2,570 274
Insulet Corp. (a) ........................................................ 2,480 377
Ionis Pharmaceuticals, Inc. (a) .............................................. 7,150 567
Medpace Holdings, Inc. (a) ................................................ 1,050 556
Natera, Inc. (a) ......................................................... 4,820 1,308
Revolution Medicines, Inc. (a) .............................................. 7,860 1,472
9,219
IT Services (5.3%):
Cloudflare, Inc. , Class A (a) ................................................ 9,370 2,298
Snowflake, Inc. , Class A (a) ................................................ 6,060 1,542
3,840
Machinery (1.9%):
Mueller Water Products, Inc. , Class A ........................................ 24,470 632
SPX Technologies, Inc. (a) ................................................. 2,910 713
1,345
Semiconductors & Semiconductor Equipment (11.0%):
Astera Labs, Inc. (a) ..................................................... 3,640 1,758
Enphase Energy, Inc. (a) .................................................. 10,070 496
Lattice Semiconductor Corp. (a) ............................................. 8,120 1,242
MACOM Technology Solutions Holdings, Inc. (a) ................................ 4,710 1,792
Monolithic Power Systems, Inc. ............................................ 790 1,092
Teradyne, Inc. ......................................................... 3,210 1,553
7,933
Software (9.4%):
AppLovin Corp. , Class A (a) ............................................... 1,560 804
Autodesk, Inc. (a) ....................................................... 3,690 717
Datadog, Inc. , Class A (a) ................................................. 7,910 2,059
Fair Isaac Corp. (a) ...................................................... 450 538
HubSpot, Inc. (a) ....................................................... 1,980 361
Nebius Group NV , Class A (a) (b) ............................................ 5,290 1,461
Samsara, Inc. , Class A (a) (b) ............................................... 24,500 795
6,735
Trading Companies & Distributors (1.4%):
Applied Industrial Technologies, Inc. ......................................... 1,400 474
MSC Industrial Direct Co., Inc. , Class A ...................................... 4,660 554
1,028
Total Common Stocks (Cost $50,683)
a
a
a
71,278
Principal Amount
(000)
Short-Term Investments (2.2%)^
Collateral for Securities Loaned (2.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% (c) ........ $ 389 389
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% (c) ............ 389 389

Victory Portfolios
Victory RS Mid Cap Growth Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% (c) ............... $ 389 $ 388
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% (c) . 389 389
1,555
Total Short-Term Investments (Cost $1,555)
a
a
a
1,555
Total Investments (Cost $52,238) — 101.3% 72,833
Liabilities in excess of other assets —  (1.3)% (902)
NET ASSETS - 100.00% $ 71,931
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2026.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Growth Fund
11
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (11.0%):
Alphabet, Inc. , Class C ................................................... 69,130 $ 24,426
Meta Platforms, Inc. , Class A .............................................. 23,860 13,440
Netflix, Inc. (a) ......................................................... 43,840 3,130
Space Exploration Technologies Corp. , Class A (a) ............................... 9,714 1,660
42,656
Communications Equipment (1.5%):
Arista Networks, Inc. (a) .................................................. 34,690 5,893
Consumer Discretionary (10.9%):
Amazon.com, Inc. (a) .................................................... 79,220 18,881
Burlington Stores, Inc. (a) ................................................. 12,450 3,944
Hilton Worldwide Holdings, Inc. ............................................ 9,370 3,097
Royal Caribbean Cruises Ltd. .............................................. 5,200 1,651
Tesla, Inc. (a) .......................................................... 28,590 12,025
Ulta Beauty, Inc. (a) ..................................................... 5,500 2,480
42,078
Consumer Staples (1.7%):
Costco Wholesale Corp. .................................................. 4,030 3,770
The Coca-Cola Co. ...................................................... 33,510 2,723
6,493
Energy (0.4%):
Diamondback Energy, Inc. ................................................ 8,180 1,438
Financials (5.7%):
Huntington Bancshares, Inc. ............................................... 128,040 2,270
LPL Financial Holdings, Inc. ............................................... 8,100 2,282
The Progressive Corp. ................................................... 8,230 1,798
Tradeweb Markets, Inc. , Class A ............................................ 24,910 2,482
Visa, Inc. , Class A ...................................................... 38,947 13,362
22,194
Health Care (8.4%):
Argenx SE , ADR (a) ..................................................... 3,690 3,424
Dexcom, Inc. (a) ........................................................ 54,010 3,638
Eli Lilly & Co. ......................................................... 14,380 17,248
Intuitive Surgical, Inc. (a) ................................................. 4,960 1,972
Natera, Inc. (a) ......................................................... 14,110 3,830
UnitedHealth Group, Inc. ................................................. 5,030 2,091
32,203
Industrials (7.5%):
BWX Technologies, Inc. .................................................. 12,870 2,505
Clean Harbors, Inc. (a) ................................................... 5,770 1,724
Comfort Systems USA, Inc. ............................................... 1,970 3,905
FTAI Aviation Ltd. ...................................................... 8,480 2,294
GE Vernova, Inc. ....................................................... 3,370 3,959
HEICO Corp. , Class A ................................................... 11,160 2,878
Howmet Aerospace, Inc. .................................................. 12,680 3,409
Quanta Services, Inc. .................................................... 5,840 4,205
Woodward, Inc. ........................................................ 9,590 4,080
28,959
IT Services (1.0%):
Snowflake, Inc. , Class A (a) ................................................ 15,220 3,873
Semiconductors & Semiconductor Equipment (30.6%):
Advanced Micro Devices, Inc. (a) ............................................ 23,580 13,698
Broadcom, Inc. ........................................................ 43,370 16,383
KLA Corp. ........................................................... 23,130 6,978
Lam Research Corp. ..................................................... 36,720 15,912
Micron Technology, Inc. .................................................. 1,670 1,928
Monolithic Power Systems, Inc. ............................................ 3,970 5,488
NVIDIA Corp. ......................................................... 271,800 54,384

Victory Portfolios
Victory RS Growth Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 8,420 $ 4,021
118,792
Software (11.2%):
AppLovin Corp. , Class A (a) ............................................... 7,560 3,895
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 7,540 5,754
Microsoft Corp. ........................................................ 46,190 17,230
Oracle Corp. .......................................................... 16,750 2,455
Palantir Technologies, Inc. , Class A (a) ........................................ 20,390 2,379
Palo Alto Networks, Inc. (a) ................................................ 13,130 4,478
ServiceNow, Inc. (a) ..................................................... 41,890 4,159
Synopsys, Inc. (a) ....................................................... 6,010 2,681
43,031
Technology Hardware, Storage & Peripherals (9.7%):
Apple, Inc. ........................................................... 87,578 25,342
Dell Technologies, Inc. , Class C ............................................ 6,770 2,921
Sandisk Corp. (a) ....................................................... 3,910 8,890
37,153
Total Common Stocks (Cost $154,628)
a
a
a
384,763
Total Investments (Cost $154,628) — 99.6% 384,763
Other assets in excess of liabilities —  0.4% 1,544
NET ASSETS - 100.00% $ 386,307
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Science and Technology Fund
13
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.9%)
Communication Services (7.6%):
Meta Platforms, Inc. , Class A .............................................. 16,270 $ 9,165
Netflix, Inc. (a) ......................................................... 54,790 3,912
Reddit, Inc. , Class A (a) ................................................... 11,800 2,048
Space Exploration Technologies Corp. , Class A (a) ............................... 2,679 458
Take-Two Interactive Software, Inc. (a) ........................................ 15,110 3,777
19,360
Communications Equipment (2.5%):
Arista Networks, Inc. (a) .................................................. 23,670 4,021
Viavi Solutions, Inc. (a) ................................................... 47,580 2,272
6,293
Consumer Discretionary (4.4%):
Amazon.com, Inc. (a) .................................................... 39,730 9,469
Navan, Inc. , Class A (a) ................................................... 74,010 1,693
11,162
Consumer Staples (0.6%):
Maplebear, Inc. (a) ...................................................... 34,060 1,613
Electronic Equipment, Instruments & Components (6.5%):
Cognex Corp. ......................................................... 18,230 1,320
Coherent Corp. (a) ...................................................... 17,430 6,876
Fabrinet (a) ............................................................ 6,010 3,378
Novanta, Inc. (a) ........................................................ 12,570 2,039
Novanta, Inc. Pp (a) ..................................................... 19,393 2,939
16,552
Financials (1.5%):
HCI Group, Inc. ........................................................ 6,610 1,158
Visa, Inc. , Class A ...................................................... 7,520 2,580
3,738
Health Care (21.3%):
Absci Corp. (a) ......................................................... 94,000 1,089
AnaptysBio, Inc. (a) ..................................................... 48,060 3,244
Apogee Therapeutics, Inc. (a) ............................................... 19,460 2,583
Bridgebio Pharma, Inc. (a) ................................................. 41,450 3,087
CAMP4 Therapeutics Corp. (a) (b) ........................................... 58,930 258
Crinetics Pharmaceuticals, Inc. (a) ........................................... 36,900 1,381
Disc Medicine, Inc. , Class A (a) ............................................. 16,460 1,204
Dyne Therapeutics, Inc. (a) ................................................ 26,690 593
Eli Lilly & Co. ......................................................... 3,080 3,694
Guardant Health, Inc. (a) .................................................. 57,430 8,616
Ideaya Biosciences, Inc. (a) ................................................ 41,070 1,531
Insmed, Inc. (a) ......................................................... 16,180 1,725
Kymera Therapeutics, Inc. (a) .............................................. 9,330 1,070
Natera, Inc. (a) ......................................................... 13,690 3,716
Olema Pharmaceuticals, Inc. (a) ............................................. 65,840 824
ORIC Pharmaceuticals, Inc. (a) ............................................. 92,540 1,002
Protagonist Therapeutics, Inc. (a) ............................................ 20,020 2,454
Revolution Medicines, Inc. (a) .............................................. 39,270 7,354
Spyre Therapeutics, Inc. (a) ................................................ 19,808 1,759
Twist Bioscience Corp. (a) ................................................. 29,460 3,031
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,230 2,101
Viridian Therapeutics, Inc. (a) .............................................. 64,180 1,179
Zymeworks, Inc. (a) ..................................................... 21,440 560
54,055
IT Services (1.4%):
Snowflake, Inc. , Class A (a) ................................................ 14,080 3,583
Semiconductors & Semiconductor Equipment (27.4%):
Broadcom, Inc. ........................................................ 7,250 2,739
Credo Technology Group Holding Ltd. (a) ..................................... 21,450 5,833

Victory Portfolios
Victory RS Science and Technology Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Impinj, Inc. (a) ......................................................... 10,960 $ 1,570
Lam Research Corp. ..................................................... 16,910 7,327
MACOM Technology Solutions Holdings, Inc. (a) ................................ 17,970 6,835
MaxLinear, Inc. , Class A (a) ................................................ 35,320 4,522
Monolithic Power Systems, Inc. ............................................ 5,090 7,036
NVIDIA Corp. ......................................................... 110,220 22,054
Semtech Corp. (a) ....................................................... 42,650 6,903
Silicon Motion Technology Corp. , ADR ....................................... 13,460 4,487
69,306
Software (25.7%):
AppLovin Corp. , Class A (a) ............................................... 18,770 9,671
Core Scientific, Inc. (a) (b) ................................................. 80,090 2,050
Dynatrace, Inc. (a) ...................................................... 18,690 821
JFrog Ltd. (a) .......................................................... 49,560 4,504
Keel Infrastructure Corp. (a) (b) ............................................. 393,100 2,256
Klaviyo, Inc. , Class A (a) .................................................. 78,140 1,180
Microsoft Corp. ........................................................ 34,250 12,776
Nebius Group NV , Class A (a) (b) ............................................ 20,520 5,667
Oracle Corp. .......................................................... 24,070 3,527
Palantir Technologies, Inc. , Class A (a) ........................................ 11,150 1,301
Palo Alto Networks, Inc. (a) ................................................ 13,665 4,660
Riot Platforms, Inc. (a) ................................................... 79,090 2,166
Rubrik, Inc. , Class A (a) .................................................. 15,050 1,208
Samsara, Inc. , Class A (a) ................................................. 26,280 852
ServiceNow, Inc. (a) ..................................................... 37,140 3,687
Synopsys, Inc. (a) ....................................................... 4,150 1,851
Terawulf, Inc. (a) (b) ..................................................... 74,040 1,829
Varonis Systems, Inc. , Class B (a) ........................................... 90,130 3,782
Zeta Global Holdings Corp. , Class A (a) ....................................... 61,120 1,203
64,991
Total Common Stocks (Cost $97,470)
a
a
a
250,653
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 1,346,518 — (e)
Total Warrants (Cost $13)
a
a
a
— (e)
Principal Amount
(000)
Short-Term Investments (4.8%)
Collateral for Securities Loaned (4.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .52% .......... $ 3,023 3,023
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .55% .............. 3,023 3,023
Invesco Government & Agency Portfolio, Institutional Shares , 3 .56% ................. 3,023 3,022
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .55% ... 3,023 3,023
12,091
Total Short-Term Investments (Cost $12,091)
a
a
a
12,091
Total Investments (Cost $109,574) — 103.7% 262,744
Liabilities in excess of other assets —  (3.7)% (9,365)
NET ASSETS - 100.00% $ 253,379
At June 30, 2026, the Fund's investments in foreign securities were 5.3% of net assets.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.

Victory Portfolios
Victory RS Science and Technology Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
ADR
—
American Depositary Receipt

Statements of Assets and Liabilities
June 30, 2026
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $300,471, $63,666 and $52,238) $ 416,570 (a) $ 91,962 (b) $ 72,833 (c)
Cash 2,932 1,432 910
Receivables:
Dividends, interest, and securities lending income 55 10 18
Capital shares issued 23 1 3
Investments sold 2,777 453 197
From Adviser — (d) 22 34
Prepaid expenses 44 37 50
Total Assets 422,401 93,917 74,045
Liabilities:
Payables:
Collateral received on loaned securities 13,699 1,689 1,555
Investments purchased 601 905 392
Capital shares redeemed 239 27 77
Accrued expenses and other payables:
Investment advisory fees 302 73 49
Administration fees 14 3 3
Custodian fees 3 1 1
Transfer agent fees 21 4 4
Sub-Transfer agent fees 42 11 11
Compliance fees — (d) — (d) — (d)
12b-1 fees 27 7 5
Other accrued expenses 31 16 17
Total Liabilities 14,979 2,736 2,114
Commitments and contingencies (Note 4 )
Net Assets:
Capital 441,988 52,010 48,713
Total accumulated earnings (loss) (34,566) 39,171 23,218
Net Assets $ 407,422 $ 91,181 $ 71,931
Net Assets:
Class A $ 260,249 $ 69,291 $ 50,280
Class C 2,316 409 200
Class R6 33,939 790 3,532
Class Y 110,918 20,691 16,393
Member Class — — 1,526
Total $ 407,422 $ 91,181 $ 71,931
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 3,474 2,629 1,834
Class C 42 34 10
Class R6 412 25 119
Class Y 1,359 671 552
Member Class — — 55
Total 5,287 3,359 2,570
Net asset value, offering and redemption price per share: (e)
Class A $ 74 .94 $ 26 .35 $ 27 .42
Class C(f) 54 .83 12 .00 20 .30
Class R6 82 .28 31 .36 29 .74
Class Y 81 .60 30 .85 29 .67
Member Class — — 27 .69
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 79 .51 $ 27 .96 $ 29 .09
(a) Includes $13,492 thousand of securities on loan.
(b) Includes $1,750 thousand of securities on loan.
(c) Includes $1,602 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2026
17
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Assets:
Investments, at value (Cost $154,628 and $109,574) $ 384,763 $ 262,744 (a)
Cash 4,495 2,966
Receivables:
Dividends, interest, and securities lending income 98 25
Capital shares issued — (b) 25
Investments sold 7,973 —
From Adviser 32 2
Prepaid expenses 34 28
Total Assets 397,395 265,790
Liabilities:
Payables:
Collateral received on loaned securities — 12,091
Investments purchased 10,709 —
Capital shares redeemed 29 29
Accrued expenses and other payables:
Investment advisory fees 238 201
Administration fees 14 9
Custodian fees 3 2
Transfer agent fees 13 7
Sub-Transfer agent fees 23 25
Compliance fees — (b) — (b)
12b-1 fees 36 23
Other accrued expenses 23 24
Total Liabilities 11,088 12,411
Commitments and contingencies (Note 4 )
Net Assets:
Capital 115,462 82,478
Total accumulated earnings (loss) 270,845 170,901
Net Assets $ 386,307 $ 253,379
Net Assets:
Class A $ 352,712 $ 221,300
Class C 304 3,823
Class Y 33,291 28,256
Total $ 386,307 $ 253,379
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 9,668 5,781
Class C 12 156
Class Y 843 652
Total 10,523 6,589
Net asset value, offering and redemption price per share: (c)
Class A $ 36 .48 $ 38 .28
Class C(d) 25 .36 24 .49
Class Y 39 .51 43 .31
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 38 .71 $ 40 .62
(a) Includes $11,938 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2026
18
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Investment Income:
Dividends $ 1,156 $ 129 $ 132
Interest 34 11 5
Securities lending (net of fees) 9 2 1
Foreign tax withholding (1) — (a) — (a)
Total Income 1,198 142 138
Expenses:
Investment advisory fees 1,755 413 284
Administration fees 80 18 15
Sub-Administration fees 8 8 8
12b-1 fees — Class A 282 78 59
12b-1 fees — Class C 11 3 1
Custodian fees 9 2 2
Transfer agent fees — Class A 22 5 4
Transfer agent fees — Class C — (a) — (a) — (a)
Transfer agent fees — Class R6 4 — (a) — (a)
Transfer agent fees — Class Y 1 — (a) — (a)
Transfer agent fees — Member Class — — 2
Sub-Transfer agent fees — Class A 96 29 33
Sub-Transfer agent fees — Class C 1 — (a) — (a)
Sub-Transfer agent fees — Class Y 51 10 9
Trustees' fees 10 3 2
Compliance fees 1 — (a) — (a)
Legal and audit fees 15 8 7
State registration and filing fees 32 26 36
Other expenses 38 22 20
Recoupment of prior expenses waived/reimbursed by Adviser 4 — —
Total Expenses 2,420 625 482
Expenses waived/reimbursed by Adviser (28) (69) (104)
Net Expenses 2,392 556 378
Net Investment Income (Loss) (1,194) (414) (240)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 52,728 9,100 4,124
Net change in unrealized appreciation/depreciation on investment securities 38,548 8,607 4,982
Net realized/unrealized gains (losses) on investments 91,276 17,707 9,106
Change in net assets resulting from operations $ 90,082 $ 17,293 $ 8,866
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended June 30, 2026
19
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Investment Income:
Dividends $ 959 $ 1,206
Interest 38 52
Securities lending (net of fees) — (a) 13
Foreign tax withholding (4) — (a)
Total Income 993 1,271
Expenses:
Investment advisory fees 1,378 1,079
Administration fees 80 47
Sub-Administration fees 7 8
12b-1 fees — Class A 419 236
12b-1 fees — Class C 3 17
Custodian fees 8 5
Transfer agent fees — Class A 16 9
Transfer agent fees — Class C — (a) — (a)
Transfer agent fees — Class Y — (a) — (a)
Sub-Transfer agent fees — Class A 94 81
Sub-Transfer agent fees — Class C — (a) 2
Sub-Transfer agent fees — Class Y 11 13
Trustees' fees 9 6
Compliance fees 1 1
Legal and audit fees 15 10
State registration and filing fees 23 19
Other expenses 23 21
Total Expenses 2,087 1,554
Expenses waived/reimbursed by Adviser (106) (9)
Net Expenses 1,981 1,545
Net Investment Income (Loss) (988) (274)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 36,638 17,707
Net change in unrealized appreciation/depreciation on investment securities (16,069) 29,655
Net realized/unrealized gains (losses) on investments 20,569 47,362
Change in net assets resulting from operations $ 19,581 $ 47,088
(a) Rounds to less than $1 thousand.

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,194) $ (3,356) $ (414) $ (834) $ (240) $ (566)
Net realized gains (losses) 52,728 5,284 9,100 4,353 4,124 8,323
Net change in unrealized
appreciation/depreciation 38,548 (4,902) 8,607 1,868 4,982 (4,026)
Change in net assets resulting from
operations 90,082 (2,974) 17,293 5,387 8,866 3,731
Distributions to Shareholders:
Class A — — — (7,464) — —
Class C — — — (153) — —
Class R6 — — — (57) — —
Class Y — — — (2,158) — —
Change in net assets resulting from
distributions to shareholders — — — (9,832) — —
Change in net assets resulting from
capital transactions (62,399) (103,312) (8,004) (9,659) (4,809) (12,370)
Change in net assets 27,683 (106,286) 9,289 (14,104) 4,057 (8,639)
Net Assets:
Beginning of period 379,739 486,025 81,892 95,996 67,874 76,513
End of period $ 407,422 $ 379,739 $ 91,181 $ 81,892 $ 71,931 $ 67,874

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Capital Transactions:
Class A
Proceeds from shares issued $ 5,655 $ 7,260 $ 593 $ 1,530 $ 512 $ 983
Distributions reinvested — — — 7,238 — —
Cost of shares redeemed (24,202) (54,701) (5,296) (14,062) (4,210) (9,961)
Total Class A $ (18,547) $ (47,441) $ (4,703) $ (5,294) $ (3,698) $ (8,978)
Class C
Proceeds from shares issued $ 22 $ 218 $ 1 $ 21 $ 1 $ 3
Distributions reinvested — — — 153 — —
Cost of shares redeemed (667) (1,055) (336) (354) (18) (299)
Total Class C $ (645) $ (837) $ (335) $ (180) $ (17) $ (296)
Class R6
Proceeds from shares issued $ 4,623 $ 9,748 $ 113 $ 436 $ 958 $ 1,474
Distributions reinvested — — — 43 — —
Cost of shares redeemed (20,419) (17,287) (7) (272) (875) (208)
Total Class R6 $ (15,796) $ (7,539) $ 106 $ 207 $ 83 $ 1,266
Class Y
Proceeds from shares issued $ 2,490 $ 11,659 $ 568 $ 1,293 $ 280 $ 1,049
Distributions reinvested — — — 2,117 — —
Cost of shares redeemed (29,901) (59,154) (3,640) (7,802) (1,420) (5,095)
Total Class Y $ (27,411) $ (47,495) $ (3,072) $ (4,392) $ (1,140) $ (4,046)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 204 $ 266
Cost of shares redeemed — — — — (241) (582)
Total Member Class $ — $ — $ — $ — $ (37) $ (316)
Change in net assets resulting from
capital transactions $ (62,399) $ (103,312) $ (8,004) $ (9,659) $ (4,809) $ (12,370)
Share Transactions:
Class A
Issued 92 135 25 70 21 44
Reinvested — — — 330 — —
Redeemed (386) (1,001) (228) (641) (168) (452)
Total Class A (294) (866) (203) (241) (147) (408)
Class C
Issued — (a) 6 — (a) 2 — (a) — (a)
Reinvested — — — 15 — —
Redeemed (14) (26) (33) (31) (1) (18)
Total Class C (14) (20) (33) (14) (1) (18)
Class R6
Issued 68 162 3 17 35 59
Reinvested — — — 2 — —
Redeemed (309) (290) — (a) (11) (32) (8)
Total Class R6 (241) (128) 3 8 3 51
Class Y
Issued 37 201 22 51 10 42
Reinvested — — — 83 — —
Redeemed (458) (1,002) (136) (304) (53) (207)
Total Class Y (421) (801) (114) (170) (43) (165)
Member Class
Issued — — — — 8 11
Redeemed — — — — (10) (25)
Total Member Class — — — — (2) (14)
Change in Shares (970) (1,815) (347) (417) (190) (554)
(a) Rounds to less than 1 thousand shares.

22
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (988) $ (2,362) $ (274) $ (2,488)
Net realized gains (losses) 36,638 24,465 17,707 25,055
Net change in unrealized appreciation/depreciation (16,069) 36,455 29,655 12,420
Change in net assets resulting from operations 19,581 58,558 47,088 34,987
Distributions to Shareholders:
Class A — (17,364) — (4,353)
Class C — (52) — (131)
Class Y — (1,502) — (505)
Change in net assets resulting from distributions to shareholders — (18,918) — (4,989)
Change in net assets resulting from capital transactions (10,924) (9,719) (10,827) (17,414)
Change in net assets 8,657 29,921 36,261 12,584
Net Assets:
Beginning of period 377,650 347,729 217,118 204,534
End of period $ 386,307 $ 377,650 $ 253,379 $ 217,118

23
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Capital Transactions:
Class A
Proceeds from shares issued $ 2,508 $ 10,691 $ 3,572 $ 9,244
Distributions reinvested — 16,850 — 4,159
Cost of shares redeemed (12,437) (38,169) (12,415) (25,706)
Total Class A $ (9,929) $ (10,628) $ (8,843) $ (12,303)
Class C
Proceeds from shares issued $ 49 $ 33 $ 92 $ 155
Distributions reinvested — 52 — 131
Cost of shares redeemed (509) (271) (654) (1,174)
Total Class C $ (460) $ (186) $ (562) $ (888)
Class Y
Proceeds from shares issued $ 1,676 $ 2,264 $ 1,103 $ 2,136
Distributions reinvested — 1,435 — 485
Cost of shares redeemed (2,211) (2,604) (2,525) (6,844)
Total Class Y $ (535) $ 1,095 $ (1,422) $ (4,223)
Change in net assets resulting from capital transactions $ (10,924) $ (9,719) $ (10,827) $ (17,414)
Share Transactions:
Class A
Issued 72 320 113 329
Reinvested — 490 — 132
Redeemed (360) (1,202) (388) (923)
Total Class A (288) (392) (275) (462)
Class C
Issued 2 2 4 9
Reinvested — 2 — 6
Redeemed (21) (12) (32) (66)
Total Class C (19) (8) (28) (51)
Class Y
Issued 44 66 29 68
Reinvested — 39 — 14
Redeemed (60) (76) (72) (219)
Total Class Y (16) 29 (43) (137)
Change in Shares (323) (371) (346) (650)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $58.77 $58.26 $52.45 $43.77 $73.73 $97.45
Investment Activities:
Net investment income (loss)(a) (0.23) (0.52) (0.58) (0.51) (0.57) (1.20)
Net realized and unrealized gains (losses) 16.40 1.03 6.39 9.19 (26.65) (10.15)
Total from Investment Activities 16.17 0.51 5.81 8.68 (27.22) (11.35)
Distributions to Shareholders from:
Net realized gains — — — — (2.74) (12.37)
Return of capital — — — — —(b) —
Total Distributions — — — — (2.74) (12.37)
Net Asset Value, End of Period $74.94 $58.77 $58.26 $52.45 $43.77 $73.73
Total Return(c)(d) 27.51% 0.88% 11.08% 19.80% (37.07)% (11.06)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(e) (0.74)% (0.95)% (1.04)% (1.09)% (1.08)% (1.27)%
Gross Expenses(e)(f) 1.40% 1.41% 1.41% 1.44% 1.44% 1.42%
Supplemental Data:
Net Assets at end of period (000's) $260,249 $221,451 $269,943 $286,188 $303,669 $634,204
Portfolio Turnover(c)(g) 51% 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $43.17 $43.11 $39.11 $32.89 $56.86 $79.07
Investment Activities:
Net investment income (loss)(a) (0.35) (0.69) (0.75) (0.65) (0.75) (1.55)
Net realized and unrealized gains (losses) 12.01 0.75 4.75 6.87 (20.48) (8.29)
Total from Investment Activities 11.66 0.06 4.00 6.22 (21.23) (9.84)
Distributions to Shareholders from:
Net realized gains — — — — (2.74) (12.37)
Return of capital — — — — —(b) —
Total Distributions — — — — (2.74) (12.37)
Net Asset Value, End of Period $54.83 $43.17 $43.11 $39.11 $32.89 $56.86
Total Return(c)(d) 27.01% 0.14% 10.23% 18.91% (37.55)% (11.73)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.16% 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss)(e) (1.51)% (1.71)% (1.81)% (1.85)% (1.84)% (2.03)%
Gross Expenses(e)(f) 2.83% 2.67% 2.55% 2.45% 2.31% 2.16%
Supplemental Data:
Net Assets at end of period (000's) $2,316 $2,426 $3,288 $4,484 $5,126 $11,387
Portfolio Turnover(c)(g) 51% 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $64.43 $63.64 $57.10 $47.50 $79.37 $103.42
Investment Activities:
Net investment income (loss)(a) (0.16) (0.36) (0.43) (0.39) (0.43) (0.91)
Net realized and unrealized gains (losses) 18.01 1.15 6.97 9.99 (28.70) (10.77)
Total from Investment Activities 17.85 0.79 6.54 9.60 (29.13) (11.68)
Distributions to Shareholders from:
Net realized gains — — — — (2.74) (12.37)
Return of capital — — — — —(b) —
Total Distributions — — — — (2.74) (12.37)
Net Asset Value, End of Period $82.28 $64.43 $63.64 $57.10 $47.50 $79.37
Total Return(c)(d) 27.70% 1.24% 11.43% 20.23% (36.86)% (10.74)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.06% 1.06% 1.06% 1.06% 1.05% 1.04%
Net Investment Income (Loss)(e) (0.46)% (0.61)% (0.70)% (0.76)% (0.74)% (0.91)%
Gross Expenses(e)(f) 1.11% 1.09% 1.09% 1.09% 1.05% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $33,939 $42,085 $49,726 $53,691 $114,850 $611,157
Portfolio Turnover(c)(g) 51% 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $63.92 $63.19 $56.73 $47.22 $79.00 $103.10
Investment Activities:
Net investment income (loss)(a) (0.17) (0.40) (0.47) (0.42) (0.47) (1.00)
Net realized and unrealized gains (losses) 17.85 1.13 6.93 9.93 (28.57) (10.73)
Total from Investment Activities 17.68 0.73 6.46 9.51 (29.04) (11.73)
Distributions to Shareholders from:
Net realized gains — — — — (2.74) (12.37)
Return of capital — — — — —(b) —
Total Distributions — — — — (2.74) (12.37)
Net Asset Value, End of Period $81.60 $63.92 $63.19 $56.73 $47.22 $79.00
Total Return(c)(d) 27.66% 1.16% 11.37% 20.16% (36.92)% (10.82)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(e) (0.49)% (0.68)% (0.78)% (0.82)% (0.81)% (1.00)%
Gross Expenses(e)(f) 1.15% 1.16% 1.15% 1.17% 1.17% 1.14%
Supplemental Data:
Net Assets at end of period (000's) $110,918 $113,777 $163,068 $203,715 $305,542 $985,724
Portfolio Turnover(c)(g) 51% 95% 120% 129% 105% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Select Growth Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $21.51 $22.71 $18.40 $15.51 $31.30 $38.19
Investment Activities:
Net investment income (loss)(a) (0.12) (0.23) (0.21) (0.17) (0.24) (0.49)
Net realized and unrealized gains (losses) 4.96 1.94 4.52 3.06 (9.65) 2.64
Total from Investment Activities 4.84 1.71 4.31 2.89 (9.89) 2.15
Distributions to Shareholders from:
Net realized gains — (2.91) — — (5.90) (9.04)
Total Distributions — (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $26.35 $21.51 $22.71 $18.40 $15.51 $31.30
Total Return(b)(c) 22.50% 7.30% 23.42% 18.63% (32.43)% 6.89%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(d) (1.06)% (1.04)% (1.05)% (0.99)% (1.02)% (1.21)%
Gross Expenses(d)(e) 1.52% 1.53% 1.53% 1.54% 1.51% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $69,291 $60,930 $69,802 $65,450 $68,907 $117,017
Portfolio Turnover(b)(f) 45% 88% 129% 137% 131%(g) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.84 $11.92 $9.74 $8.27 $20.74 $28.54
Investment Activities:
Net investment income (loss)(a) (0.10) (0.21) (0.20) (0.16) (0.28) (0.59)
Net realized and unrealized gains (losses) 2.26 1.04 2.38 1.63 (6.29) 1.83
Total from Investment Activities 2.16 0.83 2.18 1.47 (6.57) 1.24
Distributions to Shareholders from:
Net realized gains — (2.91) — — (5.90) (9.04)
Total Distributions — (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $12.00 $9.84 $11.92 $9.74 $8.27 $20.74
Total Return(b)(c) 21.95% 6.53% 22.38% 17.78% (32.94)% 6.02%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.18% 2.18% 2.18% 2.18% 2.18% 2.18%
Net Investment Income (Loss)(d) (1.84)% (1.82)% (1.84)% (1.77)% (1.82)% (1.99)%
Gross Expenses(d)(e) 5.29% 4.31% 3.68% 2.78% 2.42% 2.24%
Supplemental Data:
Net Assets at end of period (000's) $409 $661 $968 $1,445 $3,082 $9,835
Portfolio Turnover(b)(f) 45% 88% 129% 137% 131%(g) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Select Growth Fund
Class R6
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $25.55 $26.39 $21.31 $17.89 $34.71 $41.25
Investment Activities:
Net investment income (loss)(a) (0.10) (0.18) (0.17) (0.13) (0.18) (0.38)
Net realized and unrealized gains (losses) 5.91 2.25 5.25 3.55 (10.74) 2.88
Total from Investment Activities 5.81 2.07 5.08 3.42 (10.92) 2.50
Distributions to Shareholders from:
Net realized gains — (2.91) — — (5.90) (9.04)
Total Distributions — (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $31.36 $25.55 $26.39 $21.31 $17.89 $34.71
Total Return(b)(c) 22.74% 7.65% 23.84% 19.12% (32.21)% 7.23%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) (0.72)% (0.69)% (0.71)% (0.66)% (0.69)% (0.88)%
Gross Expenses(d)(e) 3.77% 3.75% 5.43% 3.62% 2.65% 1.83%
Supplemental Data:
Net Assets at end of period (000's) $790 $556 $368 $364 $594 $1,231
Portfolio Turnover(b)(f) 45% 88% 129% 137% 131%(g) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $25.15 $26.04 $21.04 $17.68 $34.43 $41.02
Investment Activities:
Net investment income (loss)(a) (0.11) (0.20) (0.18) (0.14) (0.20) (0.41)
Net realized and unrealized gains (losses) 5.81 2.22 5.18 3.50 (10.65) 2.86
Total from Investment Activities 5.70 2.02 5.00 3.36 (10.85) 2.45
Distributions to Shareholders from:
Net realized gains — (2.91) — — (5.90) (9.04)
Total Distributions — (2.91) — — (5.90) (9.04)
Net Asset Value, End of Period $30.85 $25.15 $26.04 $21.04 $17.68 $34.43
Total Return(b)(c) 22.66% 7.60% 23.72% 19.00% (32.27)% 7.15%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.14% 1.14% 1.14% 1.14% 1.14% 1.14%
Net Investment Income (Loss)(d) (0.80)% (0.78)% (0.79)% (0.73)% (0.76)% (0.95)%
Gross Expenses(d)(e) 1.31% 1.31% 1.30% 1.28% 1.24% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $20,691 $19,745 $24,858 $28,447 $31,532 $70,192
Portfolio Turnover(b)(f) 45% 88% 129% 137% 131%(g) 75%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.11 $22.69 $18.30 $15.52 $24.76 $32.99
Investment Activities:
Net investment income (loss)(a) (0.10) (0.20) (0.16) (0.12) (0.14) (0.33)
Net realized and unrealized gains (losses) 3.41 1.62 4.55 2.90 (8.41) 1.60
Total from Investment Activities 3.31 1.42 4.39 2.78 (8.55) 1.27
Distributions to Shareholders from:
Net realized gains — — — — (0.69) (9.50)
Return of capital — — — — —(b) —
Total Distributions — — — — (0.69) (9.50)
Net Asset Value, End of Period $27.42 $24.11 $22.69 $18.30 $15.52 $24.76
Total Return(c)(d) 13.73% 6.26% 23.99% 17.91% (34.68)% 4.68%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.20% 1.20% 1.20% 1.20% 1.21%(g) 1.20%
Net Investment Income (Loss)(e) (0.79)% (0.86)% (0.78)% (0.73)% (0.76)% (0.98)%
Gross Expenses(e)(f) 1.43% 1.44% 1.45% 1.44% 1.40% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $50,280 $47,780 $54,223 $51,156 $47,664 $88,064
Portfolio Turnover(c)(h) 46% 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $17.93 $17.03 $13.86 $11.86 $19.34 $28.05
Investment Activities:
Net investment income (loss)(a) (0.15) (0.31) (0.26) (0.21) (0.25) (0.52)
Net realized and unrealized gains (losses) 2.52 1.21 3.43 2.21 (6.54) 1.31
Total from Investment Activities 2.37 0.90 3.17 2.00 (6.79) 0.79
Distributions to Shareholders from:
Net realized gains — — — — (0.69) (9.50)
Return of capital — — — — —(b) —
Total Distributions — — — — (0.69) (9.50)
Net Asset Value, End of Period $20.30 $17.93 $17.03 $13.86 $11.86 $19.34
Total Return(c)(d) 13.22% 5.28% 22.87% 16.86% (35.30)% 3.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.11% 2.11% 2.11% 2.11% 2.12%(g) 2.09%
Net Investment Income (Loss)(e) (1.70)% (1.78)% (1.70)% (1.63)% (1.69)% (1.87)%
Gross Expenses(e)(f) 11.05% 6.54% 4.03% 2.57% 2.25% 2.09%
Supplemental Data:
Net Assets at end of period (000's) $200 $193 $493 $1,123 $3,312 $12,054
Portfolio Turnover(c)(h) 46% 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $26.11 $24.51 $19.71 $16.68 $26.46 $34.53
Investment Activities:
Net investment income (loss)(a) (0.07) (0.15) (0.11) (0.08) (0.11) (0.25)
Net realized and unrealized gains (losses) 3.70 1.75 4.91 3.11 (8.98) 1.68
Total from Investment Activities 3.63 1.60 4.80 3.03 (9.09) 1.43
Distributions to Shareholders from:
Net realized gains — — — — (0.69) (9.50)
Return of capital — — — — —(b) —
Total Distributions — — — — (0.69) (9.50)
Net Asset Value, End of Period $29.74 $26.11 $24.51 $19.71 $16.68 $26.46
Total Return(c)(d) 13.90% 6.53% 24.35% 18.17% (34.49)% 4.95%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.94% 0.94% 0.94% 0.94% 0.95%(g) 0.94%
Net Investment Income (Loss)(e) (0.53)% (0.60)% (0.52)% (0.47)% (0.54)% (0.73)%
Gross Expenses(e)(f) 1.45% 1.53% 2.03% 1.77% 1.16% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $3,532 $3,018 $1,600 $1,406 $2,360 $19,731
Portfolio Turnover(c)(h) 46% 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $26.06 $24.46 $19.67 $16.65 $26.43 $34.50
Investment Activities:
Net investment income (loss)(a) (0.07) (0.15) (0.12) (0.09) (0.11) (0.26)
Net realized and unrealized gains (losses) 3.68 1.75 4.91 3.11 (8.98) 1.69
Total from Investment Activities 3.61 1.60 4.79 3.02 (9.09) 1.43
Distributions to Shareholders from:
Net realized gains — — — — (0.69) (9.50)
Return of capital — — — — —(b) —
Total Distributions — — — — (0.69) (9.50)
Net Asset Value, End of Period $29.67 $26.06 $24.46 $19.67 $16.65 $26.43
Total Return(c)(d) 13.85% 6.54% 24.29% 18.20% (34.53)% 4.96%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.95% 0.96%(g) 0.95%
Net Investment Income (Loss)(e) (0.54)% (0.61)% (0.53)% (0.47)% (0.53)% (0.73)%
Gross Expenses(e)(f) 1.22% 1.21% 1.17% 1.12% 1.13% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $16,393 $15,507 $18,579 $20,967 $28,192 $249,373
Portfolio Turnover(c)(h) 46% 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Member Class
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.33 $22.86 $18.41 $15.59 $24.84 $33.00
Investment Activities:
Net investment income (loss)(a) (0.08) (0.17) (0.13) (0.10) (0.11) (0.28)
Net realized and unrealized gains (losses) 3.44 1.64 4.58 2.92 (8.45) 1.62
Total from Investment Activities 3.36 1.47 4.45 2.82 (8.56) 1.34
Distributions to Shareholders from:
Net realized gains — — — — (0.69) (9.50)
Return of capital — — — — —(b) —
Total Distributions — — — — (0.69) (9.50)
Net Asset Value, End of Period $27.69 $24.33 $22.86 $18.41 $15.59 $24.84
Total Return(c)(d) 13.81% 6.43% 24.17% 18.09% (34.61)% 4.88%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.05% 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(e) (0.64)% (0.71)% (0.63)% (0.57)% (0.58)% (0.85)%
Gross Expenses(e)(f) 2.82% 2.46% 2.64% 2.71% 2.60% 5.66%
Supplemental Data:
Net Assets at end of period (000's) $1,526 $1,376 $1,618 $1,073 $911 $957
Portfolio Turnover(c)(g) 46% 88% 126% 119% 133% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $34.63 $30.86 $24.64 $17.06 $26.14 $23.84
Investment Activities:
Net investment income (loss)(a) (0.10) (0.23) (0.19) (0.11) (0.11) (0.18)
Net realized and unrealized gains (losses) 1.95 5.82 8.73 7.73 (8.57) 4.85
Total from Investment Activities 1.85 5.59 8.54 7.62 (8.68) 4.67
Distributions to Shareholders from:
Net investment income — — — — — (0.02)
Net realized gains — (1.82) (2.32) (0.04) (0.40) (2.35)
Total Distributions — (1.82) (2.32) (0.04) (0.40) (2.37)
Net Asset Value, End of Period $36.48 $34.63 $30.86 $24.64 $17.06 $26.14
Total Return(b)(c) 5.28% 18.15% 34.36% 44.65% (33.31)% 19.91%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) (0.56)% (0.69)% (0.63)% (0.53)% (0.53)% (0.71)%
Gross Expenses(d)(e) 1.15% 1.16% 1.17% 1.18% 1.18% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $352,712 $344,753 $319,339 $253,304 $189,042 $308,663
Portfolio Turnover(b)(f) 20% 24% 50% 62% 96% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS Growth Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $24.17 $22.19 $18.34 $12.81 $19.94 $18.80
Investment Activities:
Net investment income (loss)(a) (0.16) (0.35) (0.31) (0.22) (0.21) (0.31)
Net realized and unrealized gains (losses) 1.35 4.15 6.48 5.79 (6.52) 3.80
Total from Investment Activities 1.19 3.80 6.17 5.57 (6.73) 3.49
Distributions to Shareholders from:
Net realized gains — (1.82) (2.32) (0.04) (0.40) (2.35)
Total Distributions — (1.82) (2.32) (0.04) (0.40) (2.35)
Net Asset Value, End of Period $25.36 $24.17 $22.19 $18.34 $12.81 $19.94
Total Return(b)(c) 4.84% 17.16% 33.23% 43.46% (33.89)% 18.95%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.93% 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss)(d) (1.38)% (1.52)% (1.46)% (1.36)% (1.37)% (1.54)%
Gross Expenses(d)(e) 4.63% 3.84% 3.52% 3.33% 2.78% 1.99%
Supplemental Data:
Net Assets at end of period (000's) $304 $740 $863 $1,022 $689 $1,733
Portfolio Turnover(b)(f) 20% 24% 50% 62% 96% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $37.45 $33.16 $26.29 $18.15 $27.70 $25.13
Investment Activities:
Net investment income (loss)(a) (0.05) (0.15) (0.11) (0.06) (0.06) (0.12)
Net realized and unrealized gains (losses) 2.11 6.26 9.30 8.24 (9.09) 5.13
Total from Investment Activities 2.06 6.11 9.19 8.18 (9.15) 5.01
Distributions to Shareholders from:
Net investment income — — — —(b) — (0.09)
Net realized gains — (1.82) (2.32) (0.04) (0.40) (2.35)
Total Distributions — (1.82) (2.32) (0.04) (0.40) (2.44)
Net Asset Value, End of Period $39.51 $37.45 $33.16 $26.29 $18.15 $27.70
Total Return(c)(d) 5.42% 18.46% 34.68% 45.05% (33.13)% 20.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) (0.29)% (0.42)% (0.36)% (0.26)% (0.26)% (0.44)%
Gross Expenses(e)(f) 0.95% 0.96% 0.98% 0.97% 0.95% 0.91%
Supplemental Data:
Net Assets at end of period (000's) $33,291 $32,157 $27,527 $22,116 $18,286 $33,772
Portfolio Turnover(c)(g) 20% 24% 50% 62% 96% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Science and Technology Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $31.20 $26.89 $20.23 $15.26 $28.34 $36.35
Investment Activities:
Net investment income (loss)(a) (0.04) (0.35) (0.29) (0.22) (0.22) (0.46)
Net realized and unrealized gains (losses) 7.12 5.39 6.95 5.19 (12.07) (3.10)
Total from Investment Activities 7.08 5.04 6.66 4.97 (12.29) (3.56)
Distributions to Shareholders from:
Net realized gains — (0.73) — — (0.79) (4.45)
Total Distributions — (0.73) — — (0.79) (4.45)
Net Asset Value, End of Period $38.28 $31.20 $26.89 $20.23 $15.26 $28.34
Total Return(b)(c) 22.69% 18.73% 32.92% 32.57% (43.51)% (9.25)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.44% 1.46% 1.48% 1.49% 1.47% 1.47%
Net Investment Income (Loss)(d) (0.26)% (1.24)% (1.25)% (1.28)% (1.20)% (1.28)%
Gross Expenses(d)(e) 1.44% 1.46% 1.48% 1.49% 1.48% 1.47%
Supplemental Data:
Net Assets at end of period (000's) $221,300 $188,940 $175,238 $145,950 $130,060 $250,490
Portfolio Turnover(b)(f) 12% 29% 39% 77% 56% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $20.04 $17.63 $13.37 $10.17 $19.48 $26.81
Investment Activities:
Net investment income (loss)(a) (0.11) (0.38) (0.31) (0.24) (0.26) (0.55)
Net realized and unrealized gains (losses) 4.56 3.52 4.57 3.44 (8.26) (2.33)
Total from Investment Activities 4.45 3.14 4.26 3.20 (8.52) (2.88)
Distributions to Shareholders from:
Net realized gains — (0.73) — — (0.79) (4.45)
Total Distributions — (0.73) — — (0.79) (4.45)
Net Asset Value, End of Period $24.49 $20.04 $17.63 $13.37 $10.17 $19.48
Total Return(b)(c) 22.21% 17.78% 31.76% 31.56% (43.95)% (10.03)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(d) (1.12)% (2.07)% (2.05)% (2.07)% (2.01)% (2.09)%
Gross Expenses(d)(e) 2.65% 2.61% 2.57% 2.51% 2.40% 2.28%
Supplemental Data:
Net Assets at end of period (000's) $3,823 $3,693 $4,146 $4,816 $4,725 $11,168
Portfolio Turnover(b)(f) 12% 29% 39% 77% 56% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Science and Technology Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $35.26 $30.24 $22.70 $17.08 $31.49 $39.73
Investment Activities:
Net investment income (loss)(a) (0.01) (0.32) (0.27) (0.20) (0.20) (0.41)
Net realized and unrealized gains (losses) 8.06 6.07 7.81 5.82 (13.42) (3.38)
Total from Investment Activities 8.05 5.75 7.54 5.62 (13.62) (3.79)
Distributions to Shareholders from:
Net realized gains — (0.73) — — (0.79) (4.45)
Total Distributions — (0.73) — — (0.79) (4.45)
Net Asset Value, End of Period $43.31 $35.26 $30.24 $22.70 $17.08 $31.49
Total Return(b)(c) 22.83% 19.00% 33.22% 32.90% (43.38)% (9.04)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.24% 1.24% 1.24% 1.24% 1.24% 1.23%
Net Investment Income (Loss)(d) (0.07)% (1.02)% (1.01)% (1.03)% (0.97)% (1.05)%
Gross Expenses(d)(e) 1.26% 1.28% 1.29% 1.29% 1.28% 1.23%
Supplemental Data:
Net Assets at end of period (000's) $28,256 $24,485 $25,150 $24,281 $28,503 $81,080
Portfolio Turnover(b)(f) 12% 29% 39% 77% 56% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios
43
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Small Cap Growth Fund RS Small Cap Growth Fund A, C, R6, and Y
Victory RS Select Growth Fund RS Select Growth Fund A, C, R6, and Y
Victory RS Mid Cap Growth Fund RS Mid Cap Growth Fund A, C, R6, Y, and Member Class
Victory RS Growth Fund RS Growth Fund A, C, and Y
Victory RS Science and Technology Fund RS Science and Technology Fund A, C, and Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
44
(Unaudited)
(a)
Rounds to less than $1 thousand.
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Litigation income received during the period is recorded as realized gains by the Fund when such information becomes known. Gains of this type are infrequent to the Fund and are not expected to recur on a consistent basis. Class action litigation income received by the RS Small Cap
Growth Fund for the six months ended June 30, 2026, amounted to $4,156 (amount in thousands) and is reflected on the Statement of Operations within Net realized gains (losses) from investment securities.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................................... $ 401,296 $ 1,575 $ — $ 402,871
Short-Term Investments ......................................... 13,699 — — 13,699
Total ....................................................... $ 414,995 $ 1,575 $ — $ 416,570
RS Select Growth Fund
Common Stocks ............................................... 89,818 455 — 90,273
Short-Term Investments ......................................... 1,689 — — 1,689
Total ....................................................... $ 91,507 $ 455 $ — $ 91,962
RS Mid Cap Growth Fund
Common Stocks ............................................... 71,278 — — 71,278
Short-Term Investments ......................................... 1,555 — — 1,555
Total ....................................................... $ 72,833 $ — $ — $ 72,833
RS Growth Fund
Common Stocks ............................................... 384,763 — — 384,763
Total ....................................................... $ 384,763 $ — $ — $ 384,763
RS Science and Technology Fund
Common Stocks ............................................... 247,714 2,939 — 250,653
Warrants .................................................... — — —(a) —(a)
Short-Term Investments ......................................... 12,091 — — 12,091
Total ....................................................... $ 259,805 $ 2,939 $ —(a) $ 262,744

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
45
(Unaudited)
loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2026 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Small Cap Growth Fund ......................................... $ 13,492 $ — $ 13,699
RS Select Growth Fund ............................................ 1,750 — 1,689
RS Mid Cap Growth Fund .......................................... 1,602 — 1,555
RS Science and Technology Fund ..................................... 11,938 — 12,091
Excluding U.S. Government
Securities
Purchases Sales
RS Small Cap Growth Fund .................................................................. $ 190,214 $ 250,310
RS Select Growth Fund ..................................................................... 37,106 46,697
RS Mid Cap Growth Fund ................................................................... 31,004 36,016
RS Growth Fund .......................................................................... 75,810 90,292
RS Science and Technology Fund .............................................................. 26,590 40,472

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
46
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2026, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the
RS Small Cap Growth Fund
Tiered Rate
Up to $1 billion Over $1 billion —$2 billion Over $2 billion
0.95% plus 0.825% plus 0.75%
Fee Rate
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%, plus

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
47
(Unaudited)
intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2026, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A and Class C. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the six months ended June 30, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
Class A Class C
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
RS Small Cap Growth Fund ............................................................................. $ —(a)
RS Select Growth Fund ................................................................................ 1
RS Mid Cap Growth Fund .............................................................................. —(a)
RS Growth Fund ..................................................................................... 1
RS Science and Technology Fund ......................................................................... 2
(a) Rounds to less than $1 thousand.
In effect until April 30, 2027
Class A Class C Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.06% 1.13% N/A
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% N/A 1.24% N/A
Amount
RS Small Cap Growth Fund ............................................................................. $ 4

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
48
(Unaudited)
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
December 31,
2026
December 31,
2027
December 31,
2028
December 31,
2029 Total
RS Small Cap Growth Fund ................................. $ 72 $ 94 $ 95 $ 28 $ 289
RS Select Growth Fund .................................... 77 164 145 69 455
RS Mid Cap Growth Fund .................................. 82 223 207 104 616
RS Growth Fund ......................................... 120 249 239 106 714
RS Science and Technology Fund ............................. 7 25 21 9 62

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
49
(Unaudited)
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Science and Technology Investment Risk —  Investments in science and technology companies (including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Small-Capitalization Stock Risk — The Fund(s) is (are) subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the industrials sector, information technology sector, health care sector,  market or economic factors impacting th i s sector could have a significant effect on the value of the Fund’s (or Funds’)
investments and could make the Fund’s (or Funds’) performance more volatile.
Industrials Sector Risk
—
Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may ad-
versely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2026, were as follows (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
December 31,
2026
December 31,
2027
December 31,
2028
December 31,
2029 Total
RS Small Cap Growth Fund ................................. $ 72 $ 94 $ 95 $ 28 $ 289
RS Select Growth Fund .................................... 77 164 145 69 455
RS Mid Cap Growth Fund .................................. 82 223 207 104 616
RS Growth Fund ......................................... 120 249 239 106 714
RS Science and Technology Fund ............................. 7 25 21 9 62

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
50
(Unaudited)
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Borrower or
Lender
Amount
Outstanding at
June 30, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Small Cap Growth Fund ........................ Borrower $ — $ 1,356 4.21% $ 1,929
Declared Paid
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount Total
RS Small Cap Growth Fund ............................................................. $ (197,378) $ (197,378)
RS Mid Cap Growth Fund .............................................................. (476) (476)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSGF-SAR (6/26)

June 30, 2026
Semi-Annual: Full Financials
Victory RS International Fund
Victory RS Global Fund

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS International Fund
3
Victory RS Global Fund
7
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
11
Statements of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
15
Notes to Financial Statements (Form N-CSR Item 7) 25

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS International Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Australia (5.5%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd. ................................................... 177,987 $ 7,541
Financials (1.2%):
Macquarie Group Ltd. ................................................... 47,617 8,276
Materials (2.5%):
BHP Group Ltd. ........................................................ 415,489 17,311
Real Estate (0.7%):
Scentre Group ......................................................... 1,868,899 4,981
38,109
Austria (1.4%):
Financials (1.4%):
BAWAG Group AG (a) ................................................... 49,671 9,957
Denmark (1.2%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 42,264 4,856
Health Care (0.5%):
Novo Nordisk A/S , Class B ................................................ 68,053 3,269
8,125
Finland (1.3%):
Financials (1.3%):
Nordea Bank Abp ....................................................... 490,321 9,304
France (8.6%):
Consumer Discretionary (1.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 15,130 8,367
Consumer Staples (1.8%):
L'Oreal SA ........................................................... 28,395 12,446
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 17,822 3,777
Industrials (4.5%):
Eiffage SA ............................................................ 50,424 7,437
Rexel SA ............................................................. 176,083 7,714
Safran SA ............................................................ 39,648 15,623
30,774
Materials (0.6%):
Arkema SA ........................................................... 65,056 4,103
59,467
Germany (7.9%):
Consumer Discretionary (0.5%):
Volkswagen AG , Preference Shares .......................................... 46,260 3,711
Financials (2.8%):
Allianz SE , Registered Shares .............................................. 40,133 18,995
Industrials (2.0%):
Siemens AG , Registered Shares ............................................. 43,329 13,930
Information Technology (0.9%):
SAP SE .............................................................. 38,460 5,928
Materials (0.6%):
Heidelberg Materials AG ................................................. 22,041 4,204
Utilities (1.1%):
RWE AG ............................................................. 117,533 7,600
54,368

Victory Portfolios
Victory RS International Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Hong Kong (2.1%):
Financials (1.4%):
AIA Group Ltd. ........................................................ 1,035,600 $ 9,481
Real Estate (0.7%):
CK Asset Holdings Ltd. .................................................. 854,000 4,825
14,306
Ireland (0.5%):
Materials (0.5%):
James Hardie Industries PLC (b) ............................................ 123,985 3,277
Italy (4.2%):
Financials (2.7%):
Banco BPM SpA ....................................................... 570,661 9,867
UniCredit SpA ......................................................... 97,207 8,711
18,578
Utilities (1.5%):
Enel SpA ............................................................. 907,582 10,410
28,988
Japan (22.8%):
Consumer Discretionary (4.3%):
Asics Corp. ........................................................... 259,100 7,048
Food & Life Cos. Ltd. ................................................... 110,000 3,318
Open House Group Co. Ltd. ............................................... 74,500 3,890
Toyoda Gosei Co. Ltd. ................................................... 114,200 3,622
Toyota Motor Corp. ..................................................... 690,800 11,574
29,452
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 53,200 3,408
Financials (3.7%):
Mizuho Financial Group, Inc. .............................................. 338,600 16,264
Tokio Marine Holdings, Inc. ............................................... 207,200 9,111
25,375
Health Care (2.2%):
Hoya Corp. ........................................................... 58,700 9,469
Shionogi & Co. Ltd. ..................................................... 325,600 5,564
15,033
Industrials (6.5%):
Fuji Electric Co. Ltd. .................................................... 93,200 7,895
Fujikura Ltd. .......................................................... 276,000 10,942
MISUMI Group, Inc. .................................................... 364,800 9,091
Mitsubishi Heavy Industries Ltd. ............................................ 393,800 8,949
Nippon Yusen KK ...................................................... 157,400 5,091
Sanwa Holdings Corp. ................................................... 121,500 2,849
44,817
Information Technology (4.6%):
Advantest Corp. ........................................................ 67,400 13,867
Disco Corp. ........................................................... 19,900 10,354
Fujitsu Ltd. ........................................................... 197,500 3,925
Oracle Corp. .......................................................... 70,700 3,624
31,770
Real Estate (1.0%):
Sumitomo Realty & Development Co. Ltd. .................................... 309,000 7,175
157,030
Netherlands (8.6%):
Communication Services (1.0%):
Koninklijke KPN NV .................................................... 1,400,630 6,917

Victory Portfolios
Victory RS International Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (2.2%):
ING Groep NV ........................................................ 467,985 $ 14,765
Industrials (0.3%):
Wolters Kluwer NV ..................................................... 34,287 2,217
Information Technology (5.1%):
ASML Holding NV ..................................................... 17,684 35,014
58,913
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 245,795 5,458
Norway (1.0%):
Industrials (1.0%):
Kongsberg Gruppen ASA ................................................. 223,354 6,732
Singapore (1.3%):
Financials (1.3%):
Singapore Exchange Ltd. ................................................. 481,500 8,986
Spain (3.0%):
Financials (2.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 539,599 13,584
Industrials (1.0%):
Aena SME SA (a) ....................................................... 229,164 6,983
20,567
Sweden (1.5%):
Industrials (1.5%):
Atlas Copco AB , Class B ................................................. 578,692 10,261
Switzerland (12.5%):
Consumer Discretionary (0.4%):
Avolta AG (b) .......................................................... 44,381 2,966
Consumer Staples (3.2%):
Coca-Cola HBC AG (b) ................................................... 110,573 7,206
Nestle SA , Registered Shares .............................................. 145,013 14,877
22,083
Financials (0.8%):
UBS Group AG ........................................................ 116,154 5,758
Health Care (5.7%):
Novartis AG , Registered Shares ............................................. 131,258 20,520
Roche Holding AG ...................................................... 45,043 18,521
39,041
Industrials (1.7%):
ABB Ltd. , Registered Shares ............................................... 109,896 11,957
Information Technology (0.7%):
Logitech International SA , Registered Shares ................................... 47,070 4,417
86,222
United Kingdom (13.7%):
Consumer Discretionary (0.6%):
Next PLC ............................................................ 21,845 4,214
Consumer Staples (1.1%):
Imperial Brands PLC .................................................... 207,250 7,658
Energy (2.6%):
BP PLC .............................................................. 711,457 4,385
Shell PLC ............................................................ 348,854 13,552
17,937
Financials (3.9%):
Barclays PLC ......................................................... 1,476,066 9,889

Victory Portfolios
Victory RS International Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
HSBC Holdings PLC .................................................... 877,142 $ 16,583
26,472
Health Care (1.5%):
GSK PLC ............................................................ 401,799 10,546
Industrials (1.5%):
Howden Joinery Group PLC ............................................... 456,148 5,070
International Consolidated Airlines Group SA ................................... 841,099 5,323
10,393
Materials (1.6%):
Rio Tinto PLC ......................................................... 114,291 10,811
Utilities (0.9%):
Centrica PLC .......................................................... 2,665,780 6,037
94,068
Total Common Stocks (Cost $484,099) 674,138
Total Investments (Cost $484,099) — 97.9% 674,138
Other assets in excess of liabilities — 2.1% 14,142
NET ASSETS - 100.00% $ 688,280
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $16,940
(thousands) and amounted to 2.5% of net assets.
(b) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory RS Global Fund
7
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.4%)
Australia (0.8%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 392,277 $ 16,620
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG (a) ................................................... 110,627 22,177
Canada (3.3%):
Consumer Discretionary (0.6%):
Aritzia, Inc. (b) ......................................................... 116,240 12,819
Consumer Staples (0.8%):
George Weston Ltd. ..................................................... 206,654 14,835
Information Technology (0.6%):
Constellation Software, Inc. ............................................... 6,318 11,896
Materials (0.7%):
Agnico Eagle Mines Ltd. ................................................. 89,828 13,958
Utilities (0.6%):
Atco Ltd. , Class I ....................................................... 228,433 11,936
65,444
China (1.5%):
Communication Services (0.7%):
Tencent Holdings Ltd. ................................................... 263,300 14,530
Financials (0.8%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 18,890,000 15,518
30,048
France (1.8%):
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 59,402 12,588
Industrials (1.2%):
Eiffage SA ............................................................ 89,134 13,146
Rexel SA ............................................................. 232,384 10,180
23,326
35,914
Germany (0.4%):
Materials (0.4%):
Heidelberg Materials AG ................................................. 37,276 7,111
Indonesia (0.4%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk ........................................... 52,568,200 6,985
Italy (1.5%):
Financials (0.8%):
UniCredit SpA ......................................................... 184,105 16,498
Utilities (0.7%):
Enel SpA ............................................................. 1,213,953 13,923
30,421
Japan (4.8%):
Consumer Discretionary (0.8%):
Asics Corp. ........................................................... 277,700 7,554
Open House Group Co. Ltd. ............................................... 146,900 7,671
15,225
Financials (1.0%):
Mizuho Financial Group, Inc. .............................................. 430,700 20,688
Health Care (0.7%):
Hoya Corp. ........................................................... 88,600 14,293

Victory Portfolios
Victory RS Global Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.6%):
Fuji Electric Co. Ltd. .................................................... 133,700 $ 11,326
Information Technology (1.7%):
Advantest Corp. ........................................................ 68,700 14,135
Disco Corp. ........................................................... 24,200 12,591
Oracle Corp. .......................................................... 149,300 7,653
34,379
95,911
Netherlands (1.4%):
Information Technology (1.4%):
ASML Holding NV ..................................................... 14,258 28,231
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 559,642 12,427
Norway (0.4%):
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 260,307 7,846
Singapore (1.3%):
Financials (1.3%):
Singapore Exchange Ltd. ................................................. 1,341,500 25,036
South Korea (2.6%):
Consumer Discretionary (0.5%):
Kia Corp. ............................................................ 105,419 9,524
Financials (0.6%):
KB Financial Group, Inc. ................................................. 113,884 11,786
Information Technology (1.5%):
Samsung Electronics Co. Ltd. .............................................. 81,351 18,056
SK hynix, Inc. ......................................................... 6,919 12,212
30,268
51,578
Spain (1.0%):
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 787,567 19,827
Sweden (0.5%):
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 575,858 10,211
Switzerland (4.9%):
Consumer Discretionary (0.6%):
Avolta AG (b) .......................................................... 180,668 12,073
Consumer Staples (0.9%):
Nestle SA , Registered Shares .............................................. 170,992 17,542
Financials (0.8%):
Chubb Ltd. ........................................................... 47,356 16,136
Health Care (1.1%):
Roche Holding AG ...................................................... 55,047 22,635
Industrials (1.0%):
ABB Ltd. , Registered Shares ............................................... 180,939 19,687
Information Technology (0.5%):
Logitech International SA , Registered Shares ................................... 108,018 10,136
98,209
Taiwan (4.8%):
Financials (1.2%):
Cathay Financial Holding Co. Ltd. ........................................... 7,342,000 22,769
Information Technology (3.6%):
Lite-On Technology Corp. ................................................ 1,902,000 13,461

Victory Portfolios
Victory RS Global Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 737,000 $ 58,143
71,604
94,373
United Kingdom (3.2%):
Consumer Discretionary (0.6%):
Next PLC ............................................................ 60,923 11,753
Consumer Staples (0.6%):
Imperial Brands PLC .................................................... 329,914 12,191
Financials (0.8%):
HSBC Holdings PLC .................................................... 842,016 15,919
Industrials (0.5%):
Howden Joinery Group PLC ............................................... 942,251 10,473
Materials (0.7%):
Rio Tinto PLC ......................................................... 139,680 13,212
63,548
United States (60.1%):
Communication Services (5.6%):
Alphabet, Inc. , Class C ................................................... 213,460 75,422
Meta Platforms, Inc. , Class A .............................................. 52,981 29,844
Netflix, Inc. (b) ......................................................... 80,574 5,753
111,019
Consumer Discretionary (6.7%):
Amazon.com, Inc. (b) .................................................... 174,169 41,511
Booking Holdings, Inc. ................................................... 75,675 13,488
Carnival Corp. Ltd. ..................................................... 374,468 10,699
McDonald's Corp. ...................................................... 76,218 20,603
PulteGroup, Inc. ........................................................ 152,507 20,925
Tesla, Inc. (b) .......................................................... 43,139 18,144
The Gap, Inc. .......................................................... 427,614 7,988
133,358
Consumer Staples (1.9%):
Colgate-Palmolive Co. ................................................... 233,880 21,442
PepsiCo, Inc. .......................................................... 125,281 16,963
38,405
Energy (2.4%):
APA Corp. ............................................................ 388,223 12,645
ConocoPhillips Co. ..................................................... 51,014 5,303
Exxon Mobil Corp. ..................................................... 212,902 29,108
47,056
Financials (7.6%):
Bank of America Corp. ................................................... 341,455 19,456
Jackson Financial, Inc. , Class A ............................................. 120,566 12,345
JPMorgan Chase & Co. .................................................. 99,467 32,559
Mastercard, Inc. , Class A ................................................. 49,292 25,316
S&P Global, Inc. ....................................................... 32,699 13,317
Synchrony Financial ..................................................... 137,508 10,457
The PNC Financial Services Group, Inc. ...................................... 68,927 16,971
Unum Group .......................................................... 221,980 19,845
150,266
Health Care (5.8%):
Amgen, Inc. ........................................................... 40,698 14,738
Dexcom, Inc. (b) ........................................................ 131,557 8,860
Eli Lilly & Co. ......................................................... 32,018 38,403
Gilead Sciences, Inc. .................................................... 130,578 16,497
IDEXX Laboratories, Inc. (b) ............................................... 23,305 12,269
Johnson & Johnson ..................................................... 95,504 24,255
115,022

Victory Portfolios
Victory RS Global Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (5.0%):
Caterpillar, Inc. ........................................................ 38,682 $ 41,193
Curtiss-Wright Corp. .................................................... 32,026 24,268
Delta Air Lines, Inc. ..................................................... 180,690 16,923
Vertiv Holdings Co. , Class A ............................................... 49,904 16,709
99,093
Information Technology (20.8%):
Adobe, Inc. (b) ......................................................... 49,176 10,082
Apple, Inc. ........................................................... 302,049 87,401
Broadcom, Inc. ........................................................ 77,203 29,163
Cisco Systems, Inc. ..................................................... 226,149 26,563
Fortinet, Inc. (b) ........................................................ 212,750 32,683
Micron Technology, Inc. .................................................. 37,122 42,850
Microsoft Corp. ........................................................ 158,220 59,019
NVIDIA Corp. ......................................................... 489,259 97,896
Texas Instruments, Inc. ................................................... 91,568 27,294
412,951
Materials (1.2%):
Alcoa Corp. ........................................................... 209,044 10,899
Freeport-McMoRan, Inc. ................................................. 213,621 13,435
24,334
Real Estate (1.8%):
Prologis, Inc. .......................................................... 111,640 15,124
Simon Property Group, Inc. ............................................... 94,193 21,066
36,190
Utilities (1.3%):
Constellation Energy Corp. ................................................ 32,904 8,172
Edison International ..................................................... 163,113 12,144
National Fuel Gas Co. ................................................... 76,101 5,876
26,192
1,193,886
Total Common Stocks (Cost $1,203,922) 1,915,803
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (b) (c) .............................. 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares MSCI ACWI ETF ................................................. 36,187 5,680
Total Exchange-Traded Funds (Cost $4,004) 5,680
Total Investments (Cost $1,207,926) — 96.7% 1,921,483
Other assets in excess of liabilities — 3.3% 65,661
NET ASSETS - 100.00% $ 1,987,144
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $22,177
(thousands) and amounted to 1.1% of net assets.
(b) Non-income producing security.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2026
11
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Assets:
Investments, at value (Cost $484,099 and $1,207,926) $ 674,138 $ 1,921,483
Foreign currency, at value (Cost $429 and $400) 429 413
Cash 10,149 61,516
Receivables:
Dividends, interest, and securities lending income 733 2,624
Capital shares issued 270 1,319
From Adviser 108 579
Reclaims 3,071 1,522
Prepaid expenses 68 97
Total Assets 688,966 1,989,553
Liabilities:
Payables:
Capital shares redeemed 93 971
Accrued expenses and other payables:
Investment advisory fees 441 970
Administration fees 24 71
Custodian fees 13 32
Transfer agent fees 5 14
Sub-Transfer agent fees 27 235
Compliance fees — (a) 1
12b-1 fees 7 24
Other accrued expenses 76 91
Total Liabilities 686 2,409
Commitments and contingencies (Note 5 )
Net Assets:
Capital 476,718 1,264,617
Total accumulated earnings (loss) 211,562 722,527
Net Assets $ 688,280 $ 1,987,144
Net Assets:
Class A $ 47,706 $ 139,871
Class C 3,010 19,979
Class R 2,246 9,982
Class R6 492,392 309,821
Class Y 142,926 1,507,491
Total $ 688,280 $ 1,987,144
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 2,406 4,439
Class C 226 665
Class R 123 251
Class R6 30,979 13,500
Class Y 7,313 48,137
Total 41,047 66,992
Net asset value, offering and redemption price per share: (b)
Class A $ 19 .83 $ 31 .51
Class C(c) 13 .30 30 .04
Class R 18 .27 39 .83
Class R6 15 .89 22 .95
Class Y 19 .55 31 .32
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 21 .04 $ 33 .43
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2026
12
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Investment Income:
Dividends $ 14,296 $ 20,632
Interest 208 632
Securities lending (net of fees) 10 14
Foreign tax withholding (1,662) (1,624)
Total Income 12,852 19,654
Expenses:
Investment advisory fees 2,557 5,476
Administration fees 139 398
Sub-Administration fees 8 8
12b-1 fees — Class A 57 164
12b-1 fees — Class C 16 92
12b-1 fees — Class R 5 25
Custodian fees 41 93
Transfer agent fees — Class A 5 5
Transfer agent fees — Class C — (a) 1
Transfer agent fees — Class R — (a) 1
Transfer agent fees — Class R6 1 6
Transfer agent fees — Class Y — (a) 4
Sub-Transfer agent fees — Class A 28 86
Sub-Transfer agent fees — Class C 2 9
Sub-Transfer agent fees — Class R 1 7
Sub-Transfer agent fees — Class Y 68 697
Trustees' fees 15 43
Compliance fees 2 7
Legal and audit fees 30 60
State registration and filing fees 48 90
Other expenses 53 77
Total Expenses 3,076 7,349
Expenses waived/reimbursed by Adviser (294) (1,656)
Net Expenses 2,782 5,693
Net Investment Income (Loss) 10,070 13,961
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 13,618 25,734
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 31,125 161,528
Net realized/unrealized gains (losses) on investments 44,743 187,262
Change in net assets resulting from operations $ 54,813 $ 201,223
(a) Rounds to less than $1 thousand.

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,070 $ 10,073 $ 13,961 $ 18,541
Net realized gains (losses) 13,618 21,528 25,734 (9,871)
Net change in unrealized appreciation/depreciation 31,125 85,809 161,528 237,436
Change in net assets resulting from operations 54,813 117,410 201,223 246,106
Distributions to Shareholders:
Class A — (1,455) — (921)
Class C — (145) — (40)
Class R — (64) — (40)
Class R6 — (17,288) — (3,504)
Class Y — (4,687) — (13,576)
Change in net assets resulting from distributions to shareholders — (23,639) — (18,081)
Change in net assets resulting from capital transactions 45,387 77,890 45,169 294,851
Change in net assets 100,200 171,661 246,392 522,876
Net Assets:
Beginning of period 588,080 416,419 1,740,752 1,217,876
End of period $ 688,280 $ 588,080 $ 1,987,144 $ 1,740,752

14
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Capital Transactions:
Class A
Proceeds from shares issued $ 3,838 $ 15,939 $ 21,714 $ 63,832
Distributions reinvested — 1,442 — 921
Cost of shares redeemed (4,621) (7,794) (24,437) (172,967)
Total Class A $ (783) $ 9,587 $ (2,723) $ (108,214)
Class C
Proceeds from shares issued $ 33 $ 208 $ 1,615 $ 3,332
Distributions reinvested — 145 — 39
Cost of shares redeemed (762) (523) (1,068) (2,602)
Total Class C $ (729) $ (170) $ 547 $ 769
Class R
Proceeds from shares issued $ 157 $ 141 $ 1,287 $ 2,318
Distributions reinvested — 64 — 40
Cost of shares redeemed (21) (71) (2,450) (1,506)
Total Class R $ 136 $ 134 $ (1,163) $ 852
Class R6
Proceeds from shares issued $ 76,073 $ 69,627 $ 59,567 $ 104,082
Distributions reinvested — 17,163 — 3,238
Cost of shares redeemed (26,316) (33,082) (27,273) (167,672)
Total Class R6 $ 49,757 $ 53,708 $ 32,294 $ (60,352)
Class Y
Proceeds from shares issued $ 18,494 $ 51,342 $ 185,172 $ 729,794
Distributions reinvested — 4,683 — 13,530
Cost of shares redeemed (21,488) (41,394) (168,958) (281,528)
Total Class Y $ (2,994) $ 14,631 $ 16,214 $ 461,796
Change in net assets resulting from capital transactions $ 45,387 $ 77,890 $ 45,169 $ 294,851
Share Transactions:
Class A
Issued 200 914 731 2,531
Reinvested — 80 — 33
Redeemed (241) (456) (822) (6,607)
Total Class A (41) 538 (91) (4,043)
Class C
Issued 3 19 57 139
Reinvested — 12 — 1
Redeemed (60) (44) (38) (109)
Total Class C (57) (13) 19 31
Class R
Issued 9 9 35 72
Reinvested — 4 — 1
Redeemed (1) (5) (67) (44)
Total Class R 8 8 (32) 29
Class R6
Issued 4,966 4,955 2,763 5,658
Reinvested — 1,182 — 159
Redeemed (1,707) (2,381) (1,266) (9,153)
Total Class R6 3,259 3,756 1,497 (3,336)
Class Y
Issued 983 3,068 6,247 28,608
Reinvested — 263 — 488
Redeemed (1,165) (2,517) (5,721) (10,901)
Total Class Y (182) 814 526 18,195
Change in Shares 2,987 5,103 1,919 10,876

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory RS International Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $18.20 $14.81 $14.31 $12.17 $14.76 $13.49
Investment Activities:
Net investment income (loss)(a) 0.27 0.30 0.28 0.24 0.32 0.27
Net realized and unrealized gains (losses) 1.36 3.70 0.49 2.17 (2.66) 1.62
Total from Investment Activities 1.63 4.00 0.77 2.41 (2.34) 1.89
Distributions to Shareholders from:
Net investment income — (0.27) (0.27) (0.27) (0.22) (0.25)
Net realized gains — (0.34) — — (0.03) (0.37)
Total Distributions — (0.61) (0.27) (0.27) (0.25) (0.62)
Net Asset Value, End of Period $19.83 $18.20 $14.81 $14.31 $12.17 $14.76
Total Return(b)(c) 8.96% 27.06% 5.39% 19.82% (15.89)% 14.05%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(d) 2.87% 1.77% 1.83% 1.82% 2.53% 1.80%
Gross Expenses(d)(e) 1.36% 1.34% 1.38% 1.41% 1.41% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $47,706 $44,529 $28,266 $22,958 $20,077 $25,555
Portfolio Turnover(b)(f) 17% 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory RS International Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $12.25 $10.14 $9.89 $8.50 $10.45 $9.72
Investment Activities:
Net investment income (loss)(a) 0.13 0.13 0.12 0.10 0.14 0.11
Net realized and unrealized gains (losses) 0.92 2.51 0.34 1.50 (1.86) 1.17
Total from Investment Activities 1.05 2.64 0.46 1.60 (1.72) 1.28
Distributions to Shareholders from:
Net investment income — (0.19) (0.21) (0.21) (0.20) (0.18)
Net realized gains — (0.34) — — (0.03) (0.37)
Total Distributions — (0.53) (0.21) (0.21) (0.23) (0.55)
Net Asset Value, End of Period $13.30 $12.25 $10.14 $9.89 $8.50 $10.45
Total Return(b)(c) 8.57% 26.08% 4.62% 18.88% (16.50)% 13.24%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.88% 1.88% 1.88% 1.88% 1.88% 1.88%
Net Investment Income (Loss)(d) 2.04% 1.11% 1.12% 1.05% 1.61% 1.03%
Gross Expenses(d)(e) 2.50% 2.39% 2.53% 2.51% 3.00% 3.07%
Supplemental Data:
Net Assets at end of period (000's) $3,010 $3,463 $2,997 $2,638 $1,967 $1,147
Portfolio Turnover(b)(f) 17% 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class R
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $16.79 $13.70 $13.26 $11.30 $13.73 $12.58
Investment Activities:
Net investment income (loss)(a) 0.23 0.25 0.24 0.19 0.26 0.22
Net realized and unrealized gains (losses) 1.25 3.41 0.43 2.01 (2.47) 1.51
Total from Investment Activities 1.48 3.66 0.67 2.20 (2.21) 1.73
Distributions to Shareholders from:
Net investment income — (0.23) (0.23) (0.24) (0.19) (0.21)
Net realized gains — (0.34) — — (0.03) (0.37)
Total Distributions — (0.57) (0.23) (0.24) (0.22) (0.58)
Net Asset Value, End of Period $18.27 $16.79 $13.70 $13.26 $11.30 $13.73
Total Return(b)(c) 8.81% 26.78% 5.09% 19.49% (16.09)% 13.85%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.38% 1.38% 1.38% 1.38% 1.38% 1.38%
Net Investment Income (Loss)(d) 2.66% 1.55% 1.67% 1.54% 2.24% 1.58%
Gross Expenses(d)(e) 2.27% 2.28% 2.51% 2.39% 2.30% 2.16%
Supplemental Data:
Net Assets at end of period (000's) $2,246 $1,933 $1,463 $1,552 $1,653 $1,959
Portfolio Turnover(b)(f) 17% 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory RS International Fund
Class R6
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $14.57 $11.95 $11.60 $9.91 $12.07 $11.14
Investment Activities:
Net investment income (loss)(a) 0.24 0.29 0.27 0.23 0.29 0.25
Net realized and unrealized gains (losses) 1.08 2.98 0.39 1.77 (2.17) 1.34
Total from Investment Activities 1.32 3.27 0.66 2.00 (1.88) 1.59
Distributions to Shareholders from:
Net investment income — (0.31) (0.31) (0.31) (0.25) (0.29)
Net realized gains — (0.34) — — (0.03) (0.37)
Total Distributions — (0.65) (0.31) (0.31) (0.28) (0.66)
Net Asset Value, End of Period $15.89 $14.57 $11.95 $11.60 $9.91 $12.07
Total Return(b)(c) 9.06% 27.42% 5.70% 20.17% (15.57)% 14.32%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(d) 3.20% 2.10% 2.16% 2.13% 2.80% 2.06%
Gross Expenses(d)(e) 0.89% 0.91% 0.92% 0.92% 0.92% 0.91%
Supplemental Data:
Net Assets at end of period (000's) $492,392 $403,841 $286,296 $266,101 $245,239 $296,211
Portfolio Turnover(b)(f) 17% 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $17.92 $14.58 $14.09 $11.98 $14.54 $13.29
Investment Activities:
Net investment income (loss)(a) 0.29 0.33 0.32 0.27 0.35 0.30
Net realized and unrealized gains (losses) 1.34 3.65 0.48 2.14 (2.63) 1.60
Total from Investment Activities 1.63 3.98 0.80 2.41 (2.28) 1.90
Distributions to Shareholders from:
Net investment income — (0.30) (0.31) (0.30) (0.25) (0.28)
Net realized gains — (0.34) — — (0.03) (0.37)
Total Distributions — (0.64) (0.31) (0.30) (0.28) (0.65)
Net Asset Value, End of Period $19.55 $17.92 $14.58 $14.09 $11.98 $14.54
Total Return(b)(c) 9.10% 27.38% 5.65% 20.15% (15.71)% 14.38%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(d) 3.11% 1.98% 2.12% 2.08% 2.85% 2.02%
Gross Expenses(d)(e) 1.00% 1.03% 1.05% 1.05% 1.05% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $142,926 $134,314 $97,397 $69,075 $66,799 $112,511
Portfolio Turnover(b)(f) 17% 29% 19% 24% 29% 43%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory RS Global Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $28.30 $24.40 $20.59 $16.41 $20.47 $17.27
Investment Activities:
Net investment income (loss)(a) 0.19 0.30 0.24 0.24 0.24 0.20
Net realized and unrealized gains (losses) 3.02 3.80 3.81 4.13 (4.13) 3.65
Total from Investment Activities 3.21 4.10 4.05 4.37 (3.89) 3.85
Distributions to Shareholders from:
Net investment income — (0.20) (0.24) (0.19) (0.17) (0.18)
Net realized gains — — — — — (0.47)
Return of capital — — — — —(b) —
Total Distributions — (0.20) (0.24) (0.19) (0.17) (0.65)
Net Asset Value, End of Period $31.51 $28.30 $24.40 $20.59 $16.41 $20.47
Total Return(c)(d) 11.34% 16.83% 19.66% 26.62% (18.99)% 22.39%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.29% 1.16% 1.04% 1.31% 1.39% 1.05%
Gross Expenses(e)(f) 1.09% 1.12% 1.14% 1.17% 1.17% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $139,871 $128,223 $209,196 $98,626 $78,373 $71,792
Portfolio Turnover(c)(g) 15% 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $27.08 $23.41 $19.80 $15.83 $19.73 $16.68
Investment Activities:
Net investment income (loss)(a) 0.08 0.07 0.06 0.08 0.11 0.06
Net realized and unrealized gains (losses) 2.88 3.66 3.67 3.98 (3.98) 3.52
Total from Investment Activities 2.96 3.73 3.73 4.06 (3.87) 3.58
Distributions to Shareholders from:
Net investment income — (0.06) (0.12) (0.09) (0.03) (0.06)
Net realized gains — — — — — (0.47)
Return of capital — — — — —(b) —
Total Distributions — (0.06) (0.12) (0.09) (0.03) (0.53)
Net Asset Value, End of Period $30.04 $27.08 $23.41 $19.80 $15.83 $19.73
Total Return(c)(d) 10.93% 15.95% 18.76% 25.70% (19.61)% 21.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60% 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss)(e) 0.56% 0.30% 0.28% 0.47% 0.68% 0.35%
Gross Expenses(e)(f) 1.88% 1.92% 1.98% 2.09% 2.09% 2.33%
Supplemental Data:
Net Assets at end of period (000's) $19,979 $17,499 $14,403 $6,421 $3,872 $4,221
Portfolio Turnover(c)(g) 15% 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS Global Fund
Class R
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $35.84 $30.88 $26.00 $20.68 $25.73 $21.57
Investment Activities:
Net investment income (loss)(a) 0.19 0.26 0.24 0.24 0.25 0.21
Net realized and unrealized gains (losses) 3.80 4.84 4.80 5.20 (5.19) 4.55
Total from Investment Activities 3.99 5.10 5.04 5.44 (4.94) 4.76
Distributions to Shareholders from:
Net investment income — (0.14) (0.16) (0.12) (0.11) (0.13)
Net realized gains — — — — — (0.47)
Return of capital — — — — —(b) —
Total Distributions — (0.14) (0.16) (0.12) (0.11) (0.60)
Net Asset Value, End of Period $39.83 $35.84 $30.88 $26.00 $20.68 $25.73
Total Return(c)(d) 11.13% 16.54% 19.40% 26.29% (19.19)% 22.12%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.03% 0.79% 0.80% 1.03% 1.16% 0.85%
Gross Expenses(e)(f) 1.48% 1.49% 1.56% 1.56% 1.57% 1.70%
Supplemental Data:
Net Assets at end of period (000's) $9,982 $10,149 $7,848 $5,670 $5,130 $5,488
Portfolio Turnover(c)(g) 15% 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class R6
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $20.59 $17.82 $15.09 $12.06 $15.11 $12.87
Investment Activities:
Net investment income (loss)(a) 0.17 0.25 0.24 0.21 0.22 0.20
Net realized and unrealized gains (losses) 2.19 2.82 2.78 3.05 (3.06) 2.73
Total from Investment Activities 2.36 3.07 3.02 3.26 (2.84) 2.93
Distributions to Shareholders from:
Net investment income — (0.30) (0.29) (0.23) (0.21) (0.22)
Net realized gains — — — — — (0.47)
Return of capital — — — — —(b) —
Total Distributions — (0.30) (0.29) (0.23) (0.21) (0.69)
Net Asset Value, End of Period $22.95 $20.59 $17.82 $15.09 $12.06 $15.11
Total Return(c)(d) 11.46% 17.23% 20.04% 27.02% (18.81)% 22.84%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(e) 1.61% 1.30% 1.39% 1.52% 1.70% 1.35%
Gross Expenses(e)(f) 0.69% 0.70% 0.71% 0.72% 0.73% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $309,821 $247,098 $273,394 $248,014 $138,665 $99,708
Portfolio Turnover(c)(g) 15% 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Global Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $28.10 $24.24 $20.44 $16.28 $20.31 $17.12
Investment Activities:
Net investment income (loss)(a) 0.23 0.32 0.30 0.27 0.29 0.26
Net realized and unrealized gains (losses) 2.99 3.83 3.78 4.11 (4.11) 3.62
Total from Investment Activities 3.22 4.15 4.08 4.38 (3.82) 3.88
Distributions to Shareholders from:
Net investment income — (0.29) (0.28) (0.22) (0.21) (0.22)
Net realized gains — — — — — (0.47)
Return of capital — — — — —(b) —
Total Distributions — (0.29) (0.28) (0.22) (0.21) (0.69)
Net Asset Value, End of Period $31.32 $28.10 $24.24 $20.44 $16.28 $20.31
Total Return(c)(d) 11.46% 17.13% 19.97% 26.93% (18.82)% 22.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(e) 1.55% 1.26% 1.32% 1.43% 1.67% 1.34%
Gross Expenses(e)(f) 0.78% 0.80% 0.84% 0.84% 0.84% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $1,507,491 $1,337,783 $713,035 $397,402 $196,898 $169,687
Portfolio Turnover(c)(g) 15% 34% 20% 32% 29% 38%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios
25
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS International Fund RS International Fund A, C, R, R6, and Y
Victory RS Global Fund RS Global Fund A, C, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
26
(Unaudited)
markets up to the time the Funds determine their net asset values. Consequently, each Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by each Fund to reflect the security’s fair value at the time the Funds determine their net asset values. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not
Level 1 Level 2 Level 3 Total
RS International Fund
Common Stocks ............................................... $ — $ 674,138 $ — $ 674,138
Total ....................................................... $ — $ 674,138 $ — $ 674,138
RS Global Fund
Common Stocks ............................................... 1,275,467 640,336 — 1,915,803
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 5,680 — — 5,680
Total ....................................................... $ 1,281,147 $ 640,336 $ —(a) $ 1,921,483
(a)
Zero market value security.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
27
(Unaudited)
disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Funds did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The RS International Fund received European Union (“EU”) reclaims related to prior years. For the six months ended June 30, 2026, the Fund recognized $151 thousand related to EU reclaims. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund's shareholders. For the six months ended June 30, 2026, the Fund did not enter in any closing agreements.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
28
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Funds were as shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Excluding U.S. Government
Securities
Purchases Sales
RS International Fund ....................................................................... $ 161,208 $ 105,473
RS Global Fund ........................................................................... 304,458 271,985
RS International Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Fee Rate
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Annual Charge
Up to $15 billion Over $15 billion - $30 billion Over $30 billion - $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Annual Charge
Up to $15 billion Over $15 billion - $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
29
(Unaudited)
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2026, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Class A Class C Class R
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Amount
RS International Fund .................................................................................. $ —(a)
RS Global Fund ...................................................................................... 5
(a) Rounds to less than $1 thousand.
In effect until April 30, 2027
Class A Class C Class R Class R6 Class Y
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 1.13% 1.88% 1.38% 0.83% 0.88%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% 1.10% 0.55% 0.60%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
30
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which the Fund(s) invest may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries
December 31,
2026
December 31,
2027
December 31,
2028
December 31,
2029 Total
RS International Fund ...................................... $ 226 $ 516 $ 539 $ 294 $ 1,575
RS Global Fund .......................................... 703 2,330 3,040 1,656 7,729

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
31
(Unaudited)
will have a more significant impact on the Fund(s). Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the information technology or financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended June 30, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Declared Paid
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
32
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount Total
RS Global Fund ...................................................................... $ (17,898) $ (17,898)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VPRSIF-SAR (6/26)

June 30, 2026
Semi-Annual: Full Financials
Victory Low Duration Bond Fund
Victory High Yield Fund
Victory Floating Rate Fund

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Low Duration Bond Fund
3
Victory High Yield Fund
11
Victory Floating Rate Fund
22
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
29
Statements of Operations
30
Statements of Changes in Net Assets
31
Financial Highlights
33
Notes to Financial Statements (Form N-CSR Item 7) 44

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Low Duration Bond Fund
3
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (23.8%)
ABS Auto (12.5%):
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class B, 4.50%, 9/15/33, Callable
10/15/28 @ 100(a) .................................................. $ 183 $ 183
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83%, 1/13/31,
Callable 5/12/28 @ 100(a) ............................................ 200 200
American Heritage Auto Receivables Trust, Series 2024-1A, Class A4, 5.07%, 6/17/30,
Callable 11/15/28 @ 100(a) ........................................... 127 128
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class B, 6.66%, 2/20/30(a) .. 750 776
CarMax Auto Owner Trust, Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 . 250 251
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 8/15/26 @ 100(a) ............ 49 49
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 8/15/26 @ 100(a) ............. 382 383
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 200 202
Series 2024-3A, Class B, 4.85%, 11/15/34, Callable 5/15/28 @ 100(a) ............. 250 249
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 4/15/28 @
100(a) ........................................................... 250 253
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 6/20/27 @ 100(a) .............. 500 510
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 7/20/27 @ 100(a) .............. 124 125
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 328 334
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 7/15/28 @ 100(a) ............. 202 204
Series 2026-1A, Class B, 4.59%, 7/15/32, Callable 1/15/30 @ 100(a) .............. 150 148
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39%, 1/15/31, Callable 6/15/29
@ 100(a) ......................................................... 200 198
GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30, Callable 9/15/28
@ 100(a) ......................................................... 500 516
GM Financial Automobile Leasing Trust, Series 2024-1, Class B, 5.33%, 3/20/28, Callable
7/20/26 @ 100 ..................................................... 228 228
Hertz Vehicle Financing III LLC, Series 2023-3A, Class B, 6.53%, 2/25/28(a) ........... 750 754
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 5.01%
(SOFR30A+140bps), 5/20/32, Callable 11/20/27 @ 100(a)(b) ................... 80 80
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 12/15/27 @
100(a) ........................................................... 400 402
Lobel Automobile Receivables Trust, Series 2025-1, Class C, 5.70%, 1/15/30, Callable 1/15/28
@ 100(a) ......................................................... 225 226
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 8/20/26 @ 100(a) .............. 70 71
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 250 252
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 8/15/28 @
100(a) ........................................................... 463 467
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 12/10/28 @
100(a) ........................................................... 350 350
PenFed Auto Receivables Owner Trust, Series 2024-A, Class B, 4.97%, 5/15/30, Callable
11/15/28 @ 100(a) .................................................. 400 400
Prestige Auto Receivables Trust, Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 3/15/29 @
100(a) ........................................................... 88 88
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class C, 4.66%, 1/16/34, Callable
7/15/29 @ 100(a) ................................................... 250 249
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 225 227
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 250 254
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 2/25/28 @ 100(a) ............... 51 51
Series 2026-A, Class B, 4.28%, 3/25/33, Callable 7/25/29 @ 100(a) ............... 166 165
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-BA, Class C, 5.04%,
3/20/31, Callable 4/20/29 @ 100(a) ...................................... 195 194
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class B, 4.79%, 6/20/29,
Callable 12/20/27 @ 100(a) ........................................... 200 200
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 9/26/33, Callable
8/25/28 @ 100(a) ................................................... 160 160

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 11/25/26 @ 100(a) ....... $ 49 $ 49
United Auto Credit Securitization Trust, Series 2026-1, Class B, 4.63%, 5/10/29(a) ........ 250 249
Westlake Automobile Receivables Trust, Series 2026-1A, Class C, 4.37%, 6/16/31, Callable
3/15/29 @ 100(a) ................................................... 200 198
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 42 42
Series 2025-3A, Class C, 4.79%, 9/18/40(a) ................................ 250 248
10,313
ABS Card (0.2%):
Trillium Credit Card Trust II, Series 2025-1A, Class B, 4.41%, 9/26/30(a) .............. 200 199
ABS Other (11.1%):
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31,
Callable 2/20/28 @ 100(a) ............................................ 128 129
Ansley Park Capital LLC, Series 2025-A, Class B, 4.60%, 4/20/35, Callable 7/20/30 @ 100(a) 250 246
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 1/15/28 @ 100(a) .............. 206 209
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 123 125
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 213 205
Capteris Equipment Finance LLC, Series 2026-1A, Class B, 4.95%, 9/20/33, Callable 7/20/29
@ 100(a) ......................................................... 250 248
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 467 468
CCG Receivables Trust, Series 2023-2, Class C, 6.45%, 4/14/32, Callable 8/14/27 @ 100(a) . 500 509
Clarus Capital Funding LLC, Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 1/20/28 @
100(a) ........................................................... 175 175
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 250 249
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 1/20/28 @ 100(a) . 336 339
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable
5/20/27 @ 100(a) ................................................... 465 449
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 3/15/27, Callable 10/15/26 @
100 ............................................................. 24 24
Dell Equipment Finance Trust, Series 2025-2, Class C, 4.53%, 3/24/31, Callable 6/22/28 @
100(a) ........................................................... 150 149
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ....... 233 234
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ...... 281 283
Ford Credit Floorplan Master Owner Trust A, Series 2024-4, Class B, 4.61%, 9/15/31(a) .... 350 351
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1, Class B, 4.77%, 1/15/32, Callable 5/15/29 @ 100(a) ............... 250 249
Series 2025-2, Class B, 4.50%, 9/15/32, Callable 1/15/30 @ 100(a) ............... 150 148
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31, Callable 8/20/27 @ 100(a) 500 501
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 7/14/31, Callable 10/13/30
@ 100(a) ......................................................... 250 252
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, Callable 11/15/28 @ 100(a) .. 106 106
NMEF Funding LLC ....................................................
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 350 351
Series 2025-B, Class B, 4.73%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 125 124
Series 2025-B, Class C, 5.17%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 175 175
PEAC Solutions Receivables LLC, Series 2024-2A, Class B, 4.83%, 10/20/31, Callable
6/20/27 @ 100(a) ................................................... 313 314
Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30, Callable
3/15/27 @ 100(a) ................................................... 424 426
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 200 194
QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.34%, 7/5/56, Callable 7/5/29 @ 100(a) 200 200
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50,
Callable 8/15/28 @ 100(a) ............................................ 200 195
SCF Equipment Leasing LLC, Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 12/20/28 @
100(a) ........................................................... 250 255
Tricon Residential Trust, Series 2024-SFR4, Class B, 4.65%, 11/17/41, Callable 11/17/29 @
100(a)(c) ......................................................... 300 292
VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @
100(a) ........................................................... 250 252

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Verdant Receivables LLC, Series 2025-1A, Class B, 5.37%, 5/12/33, Callable 8/12/29 @
100(a) ........................................................... $ 250 $ 251
Verizon Master Trust, Series 2024-2, Class A, 4.83%, 12/22/31, Callable 12/20/28 @ 100(a) . 250 252
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 146 146
Series 2025-1A, Class C, 4.76%, 9/20/33, Callable 1/20/29 @ 100(a) .............. 100 99
9,174
Total Asset-Backed Securities (Cost $19,577)
a
a
a
19,686
Collateralized Mortgage Obligations (9.3%)
Agency CMO Other (5.0%):
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 307 310
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 267 265
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 192 193
Series 5611, Class LE, 4.50%, 8/25/49 .................................... 171 168
Federal National Mortgage Association, Series 2011-21, Class PA, 4.50%, 5/25/40 ........ 142 141
Federal National Mortgage Association REMICs ................................
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 386 389
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 101 102
Series 2025-33, Class E, 5.00%, 2/25/52 .................................. 208 208
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. 91 91
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 486 491
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 188 190
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 358 360
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 397 405
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 124 123
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 127 127
Series 2025-131, Class CE, 4.50%, 12/20/53 ............................... 312 311
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 241 241
4,115
Agency Commercial MBS (0.3%):
Federal National Mortgage Association, Series 2022-M2, Class A2, 2.40%, 11/25/31 ....... 250 226
Commercial MBS (4.0%):
ALA Trust, Series 2025-OANA, Class A, 5.37% (TSFR1M+174bps), 6/15/40(a)(b)(c) ...... 150 150
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class AS, 3.06%, 5/15/53,
Callable 5/15/30 @ 100(a)(d) .......................................... 200 186
BX Trust .............................................................
Series 2025-GW, Class A, 5.23% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 250 250
Series 2025-VOLT, Class B, 5.73% (TSFR1M+210bps), 12/15/44(a)(b)(c) .......... 197 197
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable
7/10/26 @ 100 ..................................................... 318 318
COMM Mortgage Trust, Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) .............. 300 310
GFH Mortgage Trust, Series 2025-IND, Class A, 5.15%, 6/15/33(a)(c) ................. 250 249
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 7/10/26 @
100(c) ........................................................... 33 33
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.47% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 250 250
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(c) ........ 250 242
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(c) ................ 200 185
SHR Trust, Series 2024-LXRY, Class A, 5.58% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 211 211
SLG Office Trust, Series 2026-OMA, Class A, 5.13%, 4/15/41(a)(c)(d) ................ 250 249
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.07% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 250 248
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49,
Callable 10/15/26 @ 100 ............................................. 276 275
3,353

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Private CMO Other (0.0%):(e)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 12/25/34 ............... $ 13 $ 11
Total Collateralized Mortgage Obligations (Cost $7,623)
a
a
a
7,705
Corporate Bonds (32.2%)
Consumer Discretionary (2.1%):
Daimler Truck Finance North America LLC, 5.25%, 1/13/30, Callable 12/13/29 @ 100(a) ... 250 253
General Motors Financial Co., Inc., 5.05%, 4/4/28 ............................... 250 251
Mattel, Inc., 5.88%, 12/15/27, Callable 7/12/26 @ 100(a) .......................... 250 250
Sodexo, Inc., 5.15%, 8/15/30, Callable 7/15/30 @ 100(a) .......................... 250 252
Volkswagen Group of America Finance LLC, 4.95%, 8/15/29, Callable 7/15/29 @ 100(a) ... 500 500
YMCA of Greater New York, 5.18%, 8/1/30, Callable 5/1/30 @ 100 .................. 250 252
1,758
Consumer Staples (0.4%):
Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(a) .............................. 350 351
Energy (0.7%):
Helmerich & Payne, Inc., 4.65%, 12/1/27, Callable 11/1/27 @ 100 .................... 350 350
HF Sinclair Corp., 5.00%, 2/1/28, Callable 7/12/26 @ 100 .......................... 215 215
565
Financials (19.8%):
American Express Co., 3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(b)(f) .......... 250 249
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 500 507
Ameriprise Financial, Inc., 5.70%, 12/15/28, Callable 11/15/28 @ 100 ................. 350 360
Apollo Global Management, Inc., 4.60%, 1/15/31, Callable 12/15/30 @ 100 ............. 150 148
Ares Strategic Income Fund, 5.45%, 9/9/28, Callable 8/9/28 @ 100 ................... 200 199
Athene Global Funding, 5.52%, 3/25/27(a) ..................................... 250 252
Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28, Callable 10/15/28 @ 100(a) .......... 200 197
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 500 519
Bank of America Corp., 4.69% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(b) ........ 516 518
Blackstone Private Credit Fund, 4.95%, 9/26/27, Callable 8/26/27 @ 100 ............... 200 199
Blue Owl Credit Income Corp., 6.60%, 9/15/29, Callable 8/15/29 @ 100 ............... 200 201
Capital Impact Partners, 5.34%, 8/1/30, Callable 5/1/30 @ 100 ...................... 200 202
Capital One Financial Corp., 3.95% (H15T5Y+316bps), Callable 9/1/26 @ 100(b)(f)(g) .... 200 199
Citizens Financial Group, Inc., 4.00% (H15T5Y+322bps), Callable 10/6/26 @ 100(b)(f) .... 250 248
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 326 326
Corebridge Global Funding, 5.90%, 9/19/28(a) .................................. 500 511
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 250 250
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 500 515
F&G Annuities & Life, Inc., 6.50%, 6/4/29, Callable 5/4/29 @ 100 ................... 500 511
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 94 93
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(b) ........... 250 253
Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100 .................. 500 493
Fortitude Group Holdings LLC, 6.25%, 4/1/30, Callable 1/1/30 @ 100(a) ............... 500 511
GA Global Funding Trust, 5.50%, 1/8/29(a) .................................... 400 404
Global Payments, Inc., 4.88%, 11/15/30, Callable 10/15/30 @ 100 .................... 250 246
Horace Mann Educators Corp., 4.70%, 10/1/30, Callable 9/1/30 @ 100 ................ 250 248
Hyundai Capital America, Inc., 4.55%, 9/26/29, Callable 8/26/29 @ 100(a) ............. 250 248
JPMorgan Chase & Co., 4.84% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100(b) ...... 500 502
KeyCorp, 5.00% (TSFR3M+387bps), Callable 9/15/26 @ 100(b)(f)(g) ................. 250 249
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27, Callable 8/1/26 @ 100(a) .................................. 150 149
7.00%, 7/15/31, Callable 7/15/27 @ 103.5(a) ............................... 250 259
Metropolitan Life Global Funding I, 5.40%, 9/12/28(a) ............................ 500 509
Morgan Stanley Private Bank NA, 4.21% (SOFR+76bps), 2/8/30, Callable 2/8/29 @ 100(b) . 200 197
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................... 200 195
New York Life Global Funding, 5.45%, 9/18/26(a)(g) ............................. 500 501
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 500 502
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 500 510
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 400 407
Reliance Standard Life Global Funding II, 2.75%, 1/21/27(a) ........................ 350 346
RGA Global Funding, 6.00%, 11/21/28(a) ..................................... 400 411

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Rocket Cos., Inc., 6.13%, 8/1/31, Callable 8/1/28 @ 103.06(a) ....................... $ 222 $ 227
Sammons Financial Group, Inc., 4.45%, 5/12/27, Callable 2/12/27 @ 100(a) ............. 500 499
Santander Holdings USA, Inc., 5.47% (SOFR+161bps), 3/20/29, Callable 3/20/28 @ 100(b) . 350 353
Stellantis Financial Services US Corp., 5.40%, 6/15/29, Callable 5/15/29 @ 100(a) ........ 200 199
Texas Capital Bancshares, Inc., 5.30% (SOFR+194bps), 2/27/32, Callable 2/27/31 @ 100(b) . 250 248
The Goldman Sachs Group, Inc., 5.52% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(b) 500 504
TPG Operating Group II LP, 4.88%, 5/15/31, Callable 4/15/31 @ 100 ................. 225 222
Truist Bank, 3.80%, 10/30/26, Callable 9/30/26 @ 100 ............................ 250 250
U.S. Bancorp, 4.55% (SOFR+166bps), 7/22/28, Callable 7/22/27 @ 100(b) ............. 500 500
16,346
Health Care (2.7%):
Baxter International, Inc., 4.45%, 2/15/29, Callable 1/15/29 @ 100 ................... 84 83
CommonSpirit Health, 4.35%, 9/1/30, Callable 6/1/30 @ 100 ....................... 250 245
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 500 504
Lifespan Corp., 5.05%, 2/15/30, Callable 8/15/29 @ 100 ........................... 300 297
Medline Borrower LP, 5.25%, 10/1/29, Callable 8/1/26 @ 101.31(a) .................. 200 199
The Cigna Group, 4.50%, 9/15/30, Callable 8/15/30 @ 100 ......................... 250 248
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 ................. 687 684
2,260
Industrials (3.0%):
American Airlines Pass Through Trust, 3.60%, 9/22/27 ............................ 631 623
GXO Logistics, Inc., 6.25%, 5/6/29, Callable 4/6/29 @ 100 ......................... 400 413
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 3/30/29, Callable 2/28/29 @ 100(a) 400 405
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100 ....................... 500 519
United Airlines Pass Through Trust
5.88%, 10/15/27 .................................................... 77 78
3.45%, 12/1/27 .................................................... 271 265
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 197 199
2,502
Information Technology (1.2%):
Gartner, Inc., 4.95%, 3/20/31, Callable 2/20/31 @ 100 ............................ 250 244
Intuit, Inc., 4.95%, 6/15/31, Callable 5/15/31 @ 100 .............................. 206 206
Keysight Technologies, Inc., 5.35%, 7/30/30, Callable 6/30/30 @ 100 ................. 250 254
Salesforce, Inc., 4.65%, 3/15/29, Callable 2/15/29 @ 100 .......................... 250 250
954
Materials (0.4%):
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 350 349
Real Estate (1.3%):
CBRE Services, Inc., 4.80%, 6/15/30, Callable 5/15/30 @ 100 ....................... 300 300
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100 ............................ 250 249
SBA Tower Trust, 4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ..................... 500 500
1,049
Utilities (0.6%):
Jersey Central Power & Light Co., 4.40%, 1/15/31, Callable 12/15/30 @ 100(a) .......... 250 246
Vistra Operations Co. LLC, 7.75%, 10/15/31, Callable 10/15/26 @ 103.88(a) ............ 200 209
455
Total Corporate Bonds (Cost $26,341)
a
a
a
26,589
Yankee Dollars (14.5%)
Energy (1.2%):
Saudi Arabian Oil Co., 4.38%, 2/2/31, Callable 1/2/31 @ 100(a) ..................... 300 293
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 200 209
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ....................... 500 519
1,021
Financials (10.3%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ... 420 421
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30, Callable 6/1/30 @ 100 ................. 152 156

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(a) .................... $ 147 $ 148
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 181 184
Bank of Montreal, 5.72%, 9/25/28, Callable 8/25/28 @ 100 ......................... 500 512
Barclays PLC, 6.49% (SOFR+222bps), 9/13/29, Callable 9/13/28 @ 100(b) ............. 750 776
Brookfield Asset Management Ltd., 4.65%, 11/15/30, Callable 10/15/30 @ 100 .......... 330 326
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26(g) .......................... 500 502
CI Financial Corp., 7.50%, 5/30/29, Callable 4/30/29 @ 100(a) ...................... 46 48
Commonwealth Bank of Australia, 2.69%, 3/11/31(a) ............................. 250 226
Deutsche Bank AG, 4.87% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100(b) ....... 500 501
Enstar Group Ltd., 4.95%, 6/1/29, Callable 3/1/29 @ 100 .......................... 500 498
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 250 258
Federation des Caisses Desjardins du Quebec, 4.57%, 8/26/30(a) ..................... 275 273
Nationwide Building Society, 6.56% (SOFR+191bps), 10/18/27, Callable 10/18/26 @ 100(a)
(b) ............................................................. 500 503
Societe Generale SA, 5.52% (H15T1Y+150bps), 1/19/28, Callable 1/19/27 @ 100(a)(b) .... 500 502
Standard Life PLC, 5.38%, 7/6/27, MTN ...................................... 500 500
Svenska Handelsbanken AB, 5.50%, 6/15/28(a) ................................. 750 763
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 500 502
The Bank of Nova Scotia, 8.62% (H15T5Y+439bps), 10/27/82, Callable 10/27/27 @ 100(b) . 200 208
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b) . 200 200
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... 500 498
8,505
Industrials (1.3%):
Air Canada Pass Through Trust
3.75%, 12/15/27(a) .................................................. 149 147
4.13%, 12/15/27(a) .................................................. 375 368
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 500 517
1,032
Information Technology (1.7%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100 ............................... 250 249
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30, Callable 10/18/30 @ 100 .... 250 246
Kioxia Holdings Corp., 6.25%, 7/24/30, Callable 7/24/27 @ 103.13(a) ................. 150 155
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 500 511
Tyco Electronics Group SA, 4.50%, 2/9/31, Callable 1/9/31 @ 100 ................... 250 248
1,409
Total Yankee Dollars (Cost $11,832)
a
a
a
11,967
Municipal Bonds (1.6%)
Maryland (0.3%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 250 252
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue, Series A, 5.52%, 7/1/35 ........ 200 203
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 200 201
Rhode Island (0.5%):
Rhode Island Student Loan Authority Revenue, Series 1, 5.25%, 12/1/31 ............... 400 400
Texas (0.4%):
Las Varas Public Facility Corp. Revenue, Series B, 4.35%, 2/1/29, Continuously Callable
@100 ........................................................... 300 297
Total Municipal Bonds (Cost $1,350)
a
a
a
1,353
U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corporation
7.00%, 9/1/38 ..................................................... 1 1
5.50%, 10/1/38 .................................................... 239 244
4.00%, 1/1/40 ..................................................... 264 258
5.00%, 8/1/40 ..................................................... 266 269

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.50%, 10/1/40 .................................................... $ 129 $ 127
899
Federal National Mortgage Association
6.00%, 2/1/37 ..................................................... 336 347
4.50%, 11/1/40 ..................................................... 274 271
5.00%, 2/1/41 - 10/1/41 .............................................. 1,020 1,026
1,644
Total U.S. Government Agency Mortgages (Cost $2,661)
a
a
a
2,543
U.S. Treasury Obligations (11.3%)
U.S. Treasury Notes
1.13%, 10/31/26 .................................................... 225 223
4.00%, 1/15/27 .................................................... 500 500
3.88%, 11/30/27 .................................................... 1,500 1,494
4.00%, 6/30/28 .................................................... 1,000 997
3.38%, 9/15/28 .................................................... 1,050 1,033
1.25%, 9/30/28 .................................................... 825 774
2.75%, 5/31/29 .................................................... 1,600 1,538
3.75%, 6/30/30 .................................................... 2,850 2,804
Total U.S. Treasury Obligations (Cost $9,378)
a
a
a
9,363
Shares
Short-Term Investments (4.7%)
Collateral for Securities Loaned (1.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(h) ........ 237,965 238
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(h) ............ 237,965 238
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(h) ............... 237,965 238
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(h) . 237,965 238
952
Principal Amount
(000)
a a a a
Commercial Paper (3.5%):
Communication Services (0.3%):
TELUS Corp., 4.24%, 7/6/26(a)(i) ........................................... $ 250 250
Consumer Staples (1.0%):
Bacardi-Martini BV, 4.09%, 7/1/26(a)(i) ...................................... 800 800
Energy (1.0%):
Antero Resources Corp., 4.39%, 7/1/26(a)(i) ................................... 815 815
Information Technology (0.3%):
Jabil, Inc., 4.24%, 7/21/26(a)(i) ............................................. 250 250
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc., 3.87%, 7/6/26(a)(i) .......................... 800 799
2,914
Total Short-Term Investments (Cost $3,866)
a
a
a
3,866
Total Investments (Cost $82,628) — 100.5% 83,072
Liabilities in excess of other assets —  (0.5)% (384)
NET ASSETS - 100.00% $ 82,688
At June 30, 2026, the Fund's investments in foreign securities were 16.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $42,805
(thousands) and amounted to 51.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) Amount represents less than 0.05% of net assets.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(g) All or a portion of this security is on loan.
(h) Rate disclosed is the daily yield on June 30, 2026.
(i) Rate represents the effective yield at June 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2026.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory High Yield Fund
11
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.1%)
ABS Auto (0.1%):
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.81%, 9/26/33, Callable
8/25/28 @ 100(a) ................................................... $ 64 $ 64
Total Asset-Backed Securities (Cost $64)
a
a
a
64
Collateralized Mortgage Obligations (0.1%)
Commercial MBS (0.1%):
BAHA Trust, Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b) (c) ................... 107 110
Total Collateralized Mortgage Obligations (Cost $112)
a
a
a
110
Shares
Common Stocks (1.6%)
Consumer Discretionary (0.3%):
Men's Wearhouse, Inc.(d)(e) ............................................... 20,063 301
Health Care (1.3%):
Air Methods Corp.(d) .................................................... 11,817 1,477
Total Common Stocks (Cost $223)
a
a
a
1,778
Principal Amount
(000)
Senior Secured Loans (5.7%)
Communication Services (0.8%):
Altice France SA, USD Term Loan B-14, First Lien, 10.55% (SOFR03M+688bps), 5/15/31(f) $ 310 316
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien, 3/24/33(g) .................... 100 100
Odeon Finco PLC, Loans, First Lien, 4/17/31(g) ................................. 250 254
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien, 6.62% (SOFR01M+300bps),
3/11/30(f) ........................................................ 316 316
986
Consumer Discretionary (2.1%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien, 10.64%
(SOFR01M+700bps), 1/4/29(f) ......................................... 455 456
Great Outdoors Group LLC, Term Loan B, First Lien, 6.89% (SOFR01M+325bps), 3/5/32(f) . 148 148
Metropolis Technologies, Inc., Initial Term Loan, First Lien, 8.92% (SOFR03M+525bps),
10/20/32(f) ....................................................... 259 254
Ontario Gaming GTA LP, Term B Loans, First Lien, 7.95% (SOFR03M+425bps), 8/1/30(f) .. 104 99
Petco Health & Wellness Co., Inc., 2026 Term Loan, First Lien, 7.98% (SOFR03M+425bps),
1/31/31(f) ........................................................ 653 645
PetSmart LLC, Term Loan B, First Lien, 7.65% (SOFR01M+400bps), 8/18/32(f) ......... 499 498
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien, 9.39% (SOFR01M+575bps),
6/30/28(f) ........................................................ 149 148
TKC Holdings, Inc., 2026 Term Loan, First Lien, 8.14% (SOFR01M+450bps), 8/19/30(f) ... 193 192
2,440
Energy (0.2%):
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien, 8.16%
(SOFR03M+450bps), 11/15/30(f) ....................................... 197 192
Financials (2.1%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.89% (SOFR01M+625bps), 10/8/30(f) .... 99 96
C&S Wholesale Grocers, Inc., Initial Term Loan, First Lien, 8.70% (SOFR03M+500bps),
8/6/30(f) ......................................................... 853 818
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien, 8.87% (SOFR01M+525bps), 7/8/30(f) .. 158 139
Edelman Financial Engines Center LLC, Initial Term Loan, First Lien, 7.62%
(SOFR01M+400bps), 11/30/31(f) ....................................... 250 251
Hyperion Refinance SARL, 2025-3 Dollar Refinancing Term Loan, First Lien, 6.37%
(SOFR01M+275bps), 4/18/30(f) ........................................ 174 163
Osaic Holdings, Inc., Term B-1 Loans, First Lien, 6.20% (SOFR03M+250bps), 7/30/32(f) ... 52 51
SGH2 LLC, Initial Term Loan, First Lien, 8.20% (SOFR03M+450bps), 8/18/32(f) ........ 154 154
Superannuation & Investments US LLC, Term Loan, First Lien, 6.12% (SOFR01M+250bps),
12/1/28(f) ........................................................ 105 105

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sword Purchaser LLC, Initial Dollar Term Loans, First Lien, 7.62% (SOFR01M+400bps),
4/2/33(f) ......................................................... $ 100 $ 97
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien, 6.87%
(SOFR01M+325bps), 6/17/32(f) ........................................ 350 311
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien, 7.95% (SOFR03M+425bps),
7/1/32(f) ......................................................... 199 198
2,383
Health Care (0.0%):
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 2/4/27(g)(h) ........... 1,423 —
Information Technology (0.5%):
Epicor Software Corp., Term E Loans, First Lien, 6.37% (SOFR01M+275bps), 5/30/31(f) ... 298 285
Vista Management Holding, Inc., Initial Term Loans, First Lien, 4/1/31(g) .............. 250 251
536
Total Senior Secured Loans (Cost $7,968)
a
a
a
6,537
Corporate Bonds (61.7%)
Communication Services (11.7%):
AMC Global Media, Inc., 10.50%, 7/15/32, Callable 7/15/28 @ 105.25(a) .............. 573 589
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a)(i) ............................ 1,269 1,073
7.38%, 2/1/36, Callable 2/1/31 @ 103.69(a)(i) .............................. 219 215
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%,
6/1/41, Callable 12/1/40 @ 100 ......................................... 732 512
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 7/21/26 @ 100(a) ................................. 417 417
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 194 202
7.50%, 3/15/33, Callable 9/15/28 @ 103.75(a) .............................. 321 338
Connect Holding II LLC, 10.50%, 4/3/31, Callable 1/1/28 @ 105.25(a) ................ 109 109
CSC Holdings LLC, 11.75%, 1/31/29, Callable 7/12/26 @ 105.88(a) .................. 900 551
Cumulus Media New Holdings, Inc., 7/1/29, Callable 8/1/26 @ 100(a)(j) ............... 2,028 282
Directv Financing LLC/Directv Financing Co-Obligor Inc, 9.25%, 6/1/32, Callable 6/1/28 @
104.63(a) ......................................................... 208 211
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27, Callable 8/1/26 @
101.47(a) ......................................................... 7 7
Discovery Global Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 .............. 410 300
DISH Network Corp., 11.75%, 11/15/27, Callable 7/12/26 @ 102.94(a) ................ 1,366 1,404
EchoStar Corp.
10.75%, 11/30/29, Callable 11/30/26 @ 105.38 .............................. 934 1,010
6.75%, 11/30/30, Callable 11/30/26 @ 102(k) ............................... 287 292
Getty Images, Inc., 10.50%, 11/15/30, Callable 11/15/27 @ 105.25(a) ................. 235 196
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ............................. 44 46
5 .38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ............................ 214 144
9.63%, 7/15/32, Callable 7/15/28 @ 104.81(a) .............................. 25 24
iHeartCommunications, Inc., 7.00%, 1/15/31, Callable 12/20/26 @ 103.5(a) ............. 197 173
Lamar Media Corp.
3.63%, 1/15/31, Callable 7/17/26 @ 101.81 ................................ 129 120
5.38%, 11/1/33, Callable 11/1/28 @ 102.69(a) .............................. 27 26
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 8/1/26 @ 100(a) ................................. 41 40
6.88%, 6/30/33, Callable 6/30/28 @ 103.44(a) .............................. 102 105
7.00%, 3/31/34, Callable 8/31/28 @ 103.5(a) ............................... 223 230
8.50%, 1/15/36, Callable 1/15/31 @ 104.25(a) .............................. 218 235
7.50%, 2/15/37, Callable 8/15/31 @ 103.75(a) .............................. 52 53
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 7/12/26 @ 100(a) .............. 300 296
Neptune Bidco US, Inc., 9.50%, 2/15/33, Callable 2/15/29 @ 104.75(a) ................ 109 110
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a) ......................... 150 147
Oak-Eagle Acquireco, Inc.
7.25%, 7/1/33, Callable 7/1/29 @ 103.63(a) ................................ 98 103
8.75%, 7/1/34, Callable 7/1/29 @ 104.38(a) ................................ 92 98
Paramount Global, 4.38%, 3/15/43 .......................................... 34 22

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Playtika Holding Corp., 4.25%, 3/15/29 , Callable 8/1/26 @ 100(a) .................... $ 323 $ 289
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 8/1/26 @ 100(a) ................................. 218 198
5.38%, 1/15/31, Callable 8/1/26 @ 102.69(a)(i) ............................. 143 87
Sinclair Television Group, Inc., 8.13%, 2/15/33, Callable 2/15/28 @ 104.06(a) ........... 280 288
The E.W. Scripps Co., 9.88%, 8/15/30, Callable 8/15/27 @ 104.94(a) .................. 136 119
Time Warner Cable LLC, 6.55%, 5/1/37 ....................................... 212 210
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.50%, 2/15/29, Callable 7/12/26 @ 100(a)(i) ............................... 939 932
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 102 106
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 109 114
Uniti Services LLC, 7.50%, 10/15/33, Callable 10/15/28 @ 103.75(a) ................. 215 226
Univision Communications, Inc., 8.88%, 4/15/33, Callable 4/15/29 @ 104.44(a) .......... 216 213
Versant Media Group, Inc., 7.25%, 1/30/31, Callable 1/30/28 @ 103.63(a) .............. 134 139
Zayo Group Holdings, Inc.
9.25%, 3/9/30, Callable 7/12/26 @ 100(a)(l) ................................ 359 360
13.75%, 9/9/30, Callable 8/1/26 @ 100(a)(i)(m) ............................. 359 354
13,315
Consumer Discretionary (9.2%):
Advance Auto Parts, Inc., 7.38%, 8/1/33, Callable 8/1/28 @ 103.69(a) ................. 174 180
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 189 181
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30, Callable 8/1/26 @ 101.16(a) ................................ 565 536
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(a) ................................ 270 268
Beach Acquisition Bidco LLC, 10.00%, 7/15/33, Callable 7/15/28 @ 103(a)(n) ........... 163 185
Beazer Homes USA, Inc.
7.50%, 3/15/31, Callable 3/15/27 @ 103.75(a) .............................. 450 448
8.00%, 1/15/32, Callable 7/15/28 @ 104(a) ................................ 106 106
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 7/12/26 @ 102.38(a) ................... 175 169
Boyne USA, Inc., 4.75%, 5/15/29, Callable 8/1/26 @ 100(a) ........................ 260 256
Caesars Entertainment, Inc.
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 165 161
6.00%, 10/15/32, Callable 10/15/27 @ 103(a)(i) ............................. 100 91
Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a) ................ 300 286
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 7/12/26 @ 103.38(a) .................. 125 127
CP Atlas Buyer, Inc.
9.75%, 7/15/30, Callable 7/15/27 @ 104.88(a)(i) ............................ 93 90
12.75%, 1/15/31, Callable 12/2/28 @ 103(a)(i)(o) ............................ 115 88
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
8/1/26 @ 101.69(a)(i) ................................................ 448 439
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(a) ............... 179 181
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 8/1/26 @ 102(a) ........... 325 307
Installed Building Products, Inc., 5.63%, 2/1/34 , Callable 2/1/29 @ 102.81(a) ............ 55 54
Light & Wonder International, Inc., 6.25%, 10/1/33, Callable 10/1/28 @ 103.13(a) ........ 160 159
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 8/1/26 @ 102.19(a) ..................... 503 477
M/I Homes, Inc., 4.95%, 2/1/28, Callable 7/17/26 @ 100 ........................... 355 353
Muvico LLC, 15.00%, 2/19/29, Callable 7/31/27 @ 107.5(a)(p) ...................... 137 150
Newell Brands, Inc.
6.63%, 5/15/32, Callable 2/15/32 @ 100(i) ................................. 218 221
7.37%, 4/1/36, Callable 10/1/35 @ 100(i) .................................. 80 81
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(a)(i) ......... 483 487
PetSmart LLC/PetSmart Finance Corp.
7.50%, 9/15/32, Callable 9/15/28 @ 103.75(a) .............................. 700 700
10.00%, 9/15/33, Callable 9/15/28 @ 105(a) ............................... 50 50
Photo Holdings LLC, 12.00%, 7/1/31, Callable 7/1/28 @ 106(a) ..................... 106 109
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 150 125
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(a) ................... 147 139
Saks Global Enterprises LLC
12/15/29(a)(j) ..................................................... 73 —(q)
12/15/29(a)(j) ..................................................... 201 —(q)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 8/1/26
@ 101.66(a) ...................................................... 178 152
Sotheby's, 8.25%, 4/15/31, Callable 4/30/28 @ 104.13(a) .......................... 200 199

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @ 105.38(a) ......................... $ 382 $ 364
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ............................... 175 177
5.13%, 8/1/30, Callable 2/1/30 @ 100(a) .................................. 144 144
5.75%, 11/15/32, Callable 5/15/32 @ 100(a) ................................ 55 57
The Men's Wearhouse LLC, 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ................ 54 57
The Michaels Cos., Inc.
8.50%, 3/15/33, Callable 3/15/29 @ 104.25(a)(i) ............................ 610 604
11.00%, 3/15/34, Callable 3/15/29 @ 105.5(a) .............................. 215 211
TKC Holdings, Inc.
8.50%, 8/15/30, Callable 8/15/27 @ 104.25(a) .............................. 148 152
12.00%, 2/15/31, Callable 2/15/28 @ 106(a) ............................... 109 115
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 100 102
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 9/15/28, Callable 8/1/26 @ 100.81(a) ............................... 250 246
6.75%, 1/15/34, Callable 1/15/29 @ 103.38(a) .............................. 439 440
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(a) ............. 265 261
10,485
Consumer Staples (2.9%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.63%, 3/31/32, Callable 3/31/28 @ 102.81(a) .............................. 475 459
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 130 124
C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 8/1/26 @ 100(a)(i) ............. 526 499
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 7/15/30, Callable 7/16/26 @ 103.31(a) .............................. 339 339
5 .60%, 1/15/31, Callable 12/15/30 @ 100(a)(i) .............................. 204 199
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 7/12/26 @ 100(a) ................ 392 379
Performance Food Group, Inc.
4.25%, 8/1/29, Callable 8/1/26 @ 100(a) .................................. 25 24
5.63%, 3/1/34, Callable 3/1/29 @ 102.81(a) ................................ 218 214
Post Holdings, Inc.
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 429 435
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ................................ 20 20
U.S. Foods, Inc., 5.75%, 4/15/33 , Callable 10/15/27 @ 102.88(a) ..................... 615 616
3,308
Energy (3.3%):
Academy Ltd., 5.88%, 5/15/31, Callable 5/15/28 @ 102.94(a) ....................... 260 260
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 8/1/26 @ 104.19(a) ................ 740 761
Harvest Midstream I LP, 6.75%, 5/15/34, Callable 5/15/29 @ 103.38(a) ................ 157 159
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) ... 233 229
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31, Callable 9/1/27 @ 104.13(a) ........ 10 10
Murphy Oil USA, Inc.
3.75%, 2/15/31, Callable 7/17/26 @ 101.88(a) .............................. 200 187
5.88%, 6/1/34, Callable 6/1/29 @ 102.94(a) ................................ 250 251
Oceaneering International, Inc., 6.88%, 7/15/34, Callable 7/15/29 @ 103.44(a) ........... 11 11
Permian Resources Operating LLC
5.88%, 7/1/29, Callable 8/1/26 @ 100(a)(i) ................................ 280 280
6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) ................................ 34 35
Pioneer Opco LLC, 7.00%, 5/15/33, Callable 5/15/28 @ 103.5(a) .................... 73 74
Sunoco LP
7.88% (H15T5Y+423bps), Callable 9/18/30 @ 100(a)(f)(r) ..................... 106 110
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(a) ................................ 400 403
5.88%, 3/15/34, Callable 9/15/28 @ 102.94(a) .............................. 159 157
5.63%, 7/15/34, Callable 3/15/29 @ 102.81(a) .............................. 108 105
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable 8/1/26
@ 103.69(a) ...................................................... 130 133
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36, Callable 11/1/35 @ 100(a) ........... 54 55
Venture Global LNG, Inc.
8.38%, 6/1/31, Callable 7/12/26 @ 104.19(a) ............................... 157 164
9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................................ 210 224
6 .63%, 6/15/36, Callable 6/15/31 @ 103.31(a) .............................. 53 52

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35, Callable 12/1/34 @ 100(a) ........ $ 121 $ 136
3,796
Financials (10.8%):
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29, Callable 8/1/26 @ 104.13(a) ................................ 609 573
6.00%, 8/1/29, Callable 8/1/26 @ 100(a) .................................. 604 534
7.50%, 11/6/30, Callable 8/1/26 @ 103.75(a) ............................... 363 344
6.75%, 7/1/32 , Callable 7/1/28 @ 103.38(a) ................................ 134 120
ADI Escrow Issuer LLC, 7.13%, 7/15/34, Callable 7/15/29 @ 103.56(a) ................ 11 11
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/1/31, Callable 10/1/27 @ 103.25(a) .............................. 102 102
7.38%, 10/1/32, Callable 10/1/27 @ 103.69(a) .............................. 562 558
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 7/15/33, Callable
7/15/28 @ 103.75(a) ................................................ 504 484
Apollo Debt Solutions BDC, 5.70%, 1/23/31, Callable 12/23/30 @ 100(a) .............. 69 68
Asurion LLC/ Asurion Co-Issuer, Inc., 8.38%, 2/1/34, Callable 2/1/29 @ 104.19(a) ........ 218 202
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%,
5/15/31, Callable 5/15/27 @ 103.56(a) .................................... 247 248
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 7/1/32, Callable
7/1/28 @ 104.75(a) ................................................. 385 371
Block, Inc.
6.50%, 5/15/32, Callable 5/15/27 @ 103.25 ................................ 11 11
6.00%, 8/15/33, Callable 8/15/28 @ 103(a) ................................ 129 130
Broadstreet Partners Group LLC, 5.88%, 4/15/29, Callable 8/1/26 @ 100(a) ............. 353 345
Burford Capital Global Finance LLC
6.25%, 4/15/28, Callable 8/1/26 @ 100(a) ................................. 100 99
7.50%, 7/15/33, Callable 7/15/28 @ 103.75(a)(i) ............................ 1,006 852
8.50%, 1/15/34, Callable 1/15/29 @ 104.25(a)(i) ............................ 54 47
CRC Insurance Group LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 1,333 1,328
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(a) ................ 217 218
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(a) ......................... 177 186
First Eagle Holdings, Inc., 7.25%, 8/15/32, Callable 8/15/28 @ 103.63(a) ............... 52 52
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 490 495
Hightower Holding LLC
6.75%, 4/15/29, Callable 8/1/26 @ 100(a) ................................. 78 78
9.13%, 1/31/30, Callable 8/1/26 @ 104.56(a) ............................... 132 138
HUB International Ltd.
5.63%, 12/1/29, Callable 8/1/26 @ 101.41(a) ............................... 86 86
7.38%, 1/31/32, Callable 1/31/27 @ 103.69(a) .............................. 85 87
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 8/1/26 @ 100(a) ......................... 250 247
Industrial F&B Investments III, Inc., 7.75%, 2/11/33, Callable 2/1/29 @ 103.88(a) ........ 58 59
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 788 810
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 8/1/26 @ 104.5(a) .................. 520 347
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................... 139 136
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 80 85
Osaic Holdings, Inc.
6.75%, 8/1/32, Callable 8/1/28 @ 103.38(a) ................................ 139 139
8.00%, 8/1/33, Callable 8/1/28 @ 104(a) .................................. 520 521
OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27 @ 105(a)(i) ...................... 437 165
Prudential Financial, Inc., 6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(f) ... 215 215
Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27 @ 102.94(a) .................... 350 344
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 , Callable 11/15/26 @ 104.44(a) ....... 378 399
Starwood Property Trust, Inc., 7.25%, 4/1/29, Callable 10/1/28 @ 100(a) ............... 75 77
Stonebriar Abf Issuer LLC, 7.00%, 8/15/31, Callable 8/15/28 @ 103.5(a) ............... 214 214
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 123 129
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 414 438
Willis North America, Inc., 5.15%, 3/15/36, Callable 12/15/35 @ 100 ................. 65 64
WS Escrow LLC, 7.75%, 6/1/33, Callable 6/1/29 @ 103.88(a) ....................... 159 163
12,319
Health Care (4.2%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(a) ............. 67 69
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 8/1/26 @ 101.63(a) ............... 534 512

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Centene Corp., 4.63%, 12/15/29, Callable 8/1/26 @ 101.54 ......................... $ 292 $ 284
CHS/Community Health Systems, Inc.
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ............................. 41 44
9.75%, 1/15/34, Callable 8/15/28 @ 104.88(a) .............................. 220 230
DENTSPLY SIRONA, Inc., 8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(f) .. 317 317
Encompass Health Corp.
4.63%, 4/1/31, Callable 8/1/26 @ 102.31 .................................. 80 77
5.88%, 6/1/34, Callable 6/1/29 @ 102.94(a) ................................ 209 209
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100 ............................. 188 179
Medline Borrower LP, 5.25%, 10/1/29, Callable 8/1/26 @ 101.31(a) .................. 468 465
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31, Callable 8/1/26 @ 102.56(a) ............................... 216 214
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(a) .............................. 767 822
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32, Callable 4/17/28
@ 104.38(a) ...................................................... 114 104
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 7/17/26 @ 101.34(a) ............ 364 360
Prestige Brands, Inc.
3.75%, 4/1/31, Callable 8/1/26 @ 101.88(a) ................................ 421 387
6.25%, 7/15/34, Callable 7/15/29 @ 103.13(a) .............................. 100 100
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(a) ............ 234 244
Tenet Healthcare Corp.
6.13%, 10/1/28, Callable 7/17/26 @ 100 .................................. 196 197
6.00%, 11/15/33, Callable 11/15/28 @ 103(a)(i) ............................. 11 11
4,825
Industrials (8.8%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29 , Callable 7/12/26 @ 103.38(a) ............... 114 117
Advanced Drainage Systems, Inc., 5.38%, 3/1/34, Callable 3/1/29 @ 102.69(a) ........... 109 107
Alaska Airlines, Inc., 6.50%, 6/1/31, Callable 12/1/30 @ 100(a) ...................... 208 209
American Airlines, Inc., 7.25%, 2/15/28, Callable 7/12/26 @ 101.81(a)(i) ............... 50 51
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 100 100
Amsted Industries, Inc., 6.38%, 3/15/33, Callable 3/15/28 @ 103.19(a) ................ 344 348
Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @ 103.44(a) ......................... 40 42
ATI, Inc., 5.88%, 6/15/33, Callable 6/15/29 @ 102.94 ............................. 53 54
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(a) .................. 167 171
Beacon Mobility Corp., 7.25%, 8/1/30, Callable 8/1/27 @ 103.63(a) .................. 20 21
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 8/1/26 @ 101.5(a) ................. 64 63
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(a) 291 302
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................. 164 166
BWX Technologies, Inc., 4.13%, 4/15/29 , Callable 7/17/26 @ 100(a) .................. 150 145
Carpenter Technology Corp., 5.63%, 3/1/34, Callable 3/1/29 @ 102.81(a) ............... 133 133
Columbus McKinnon Corp., 7.13%, 2/1/33, Callable 2/1/29 @ 103.56(a) ............... 218 218
CompoSecure Holdings LLC, 5.63%, 2/1/33, Callable 2/1/29 @ 102.81(a) .............. 11 11
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(a) ......... 988 613
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(a) .................... 349 361
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 482 498
Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @ 103.06(a) ........................... 125 127
EquipmentShare.com, Inc.
8.00%, 3/15/33 , Callable 9/15/27 @ 104(a)(i) ............................... 493 505
7.13%, 7/1/34, Callable 7/1/29 @ 103.56(a) ................................ 100 98
Esab Corp.
6.25%, 4/15/29, Callable 7/12/26 @ 103.13(a) .............................. 80 81
5.63%, 4/1/31, Callable 4/1/28 @ 102.81(a) ................................ 162 162
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 307 312
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ...................... 277 283
Herc Holdings, Inc.
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) .............................. 240 250
6.00%, 3/15/34, Callable 3/15/29 @ 103(a)(i) ............................... 329 327
LSF12 Helix Parent LLC, 7.13%, 2/1/33, Callable 2/1/28 @ 103.56(a) ................. 109 106
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a) ..................... 350 354
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 164 173
PODS LLC, 8.75%, 5/15/31, Callable 5/15/28 @ 104.38(a) ......................... 104 102
QXO Building Products, Inc., 6.75%, 4/30/32, Callable 4/30/28 @ 103.38(a) ............ 233 240
RB Global Holdings, Inc., 7.75%, 3/15/31, Callable 7/12/26 @ 103.88(a) ............... 250 259

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. $ 354 $ 356
RXO, Inc., 6.38%, 5/15/31, Callable 5/15/28 @ 103.19(a) .......................... 426 433
Science Applications International Corp., 5.88%, 11/1/33, Callable 11/1/28 @ 102.94(a)(i) .. 53 52
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 175 180
Standard Building Solutions, Inc., 5.88%, 3/15/34, Callable 3/15/29 @ 102.94(a) ......... 286 276
Standard Industries, Inc., 3.38%, 1/15/31, Callable 8/1/26 @ 101.13(a) ................. 510 459
Star Leasing Co. LLC, 7.63%, 2/15/30, Callable 2/15/27 @ 103.81(a) ................. 110 108
Synergy Infrastructure Holdings LLC, 7.00%, 7/15/34, Callable 7/15/29 @ 103.5(a) ....... 106 107
The GEO Group, Inc.
8.63%, 4/15/29, Callable 7/12/26 @ 104.31 ................................ 89 93
10.25%, 4/15/31, Callable 4/15/27 @ 105.13 ............................... 41 44
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 100 101
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) ........ 474 487
Waste Pro USA, Inc., 7.00%, 2/1/33 , Callable 2/1/28 @ 103.5(a) ..................... 268 274
WESCO Distribution, Inc., 5.50%, 4/15/34, Callable 4/15/29 @ 102.75(a) .............. 29 29
10,108
Information Technology (5.3%):
Capstone Borrower, Inc., 8.00%, 6/15/30 , Callable 8/1/26 @ 104(a) ................... 180 171
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
8/1/26 @ 102(a) .................................................... 750 421
Cloud Software Group LLC, 9.00%, 9/30/29, Callable 8/1/26 @ 104.5(a) ............... 371 360
Cloud Software Group, Inc., 6.50%, 3/31/29, Callable 7/12/26 @ 103.25(a) ............. 717 696
CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27 @ 104.63(a)(i) ..................... 108 109
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(a) ................. 238 231
Gen Digital, Inc.
7.13%, 9/30/30, Callable 7/12/26 @ 103.56(a) .............................. 80 81
6.25%, 4/1/33, Callable 4/1/28 @ 103.13(a) ................................ 111 109
NCR Voyix Corp., 5.13%, 4/15/29, Callable 7/12/26 @ 100(a) ....................... 325 317
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 395 347
Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100 .............................. 629 579
Qnity Electronics, Inc., 6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) ................. 125 127
Rocket Software, Inc., 9.00%, 11/28/28, Callable 7/12/26 @ 102(a) ................... 701 696
Sabre Financial Borrower LLC, 11.13%, 6/15/29, Callable 6/15/27 @ 105.56(a) .......... 380 401
Sabre GLBL, Inc., 11.13%, 7/15/30, Callable 7/15/27 @ 105.56(a) .................... 216 207
Salesforce, Inc., 2.70%, 7/15/41, Callable 1/15/41 @ 100 .......................... 245 167
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 883 857
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 225 228
6,104
Materials (2.5%):
Ameritex Holdco Intermediate LLC, 7.63%, 8/15/33, Callable 8/15/28 @ 103.81(a) ....... 285 298
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(a) ........................ 80 81
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 8/1/26 @ 100(a) ............... 50 48
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(a) ...... 100 97
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103 (a) ................ 191 190
Compass Minerals International, Inc., 8.00%, 7/1/30, Callable 7/1/27 @ 104(a) ........... 57 60
Knife River Corp., 7.75%, 5/1/31, Callable 8/1/26 @ 103.88(a) ...................... 315 326
Louisiana-Pacific Corp., 3.63%, 3/15/29 , Callable 8/1/26 @ 100(a) ................... 150 143
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 132 97
Mativ Holdings, Inc., 8.00%, 10/1/29, Callable 10/1/26 @ 104(a)(i) ................... 150 149
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/30, Callable 6/1/27 @ 103.94(a) .... 109 111
Novelis Corp.
6.88%, 1/30/30, Callable 1/30/27 @ 103.44(a) .............................. 181 185
6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) .............................. 109 110
Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a) ........................... 67 66
Owens Brockway Glass Container, Inc., 9.50%, 6/1/33, Callable 6/1/29 @ 104.75(a) ....... 156 160
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(a) .................. 216 221
Solstice Advanced Materials, Inc., 5.63%, 9/30/33, Callable 9/30/28 @ 102.81(a) ......... 64 64
Sword Purchaser LLC
8.25%, 4/15/33, Callable 4/15/29 @ 104.13(a) .............................. 107 111
10.50%, 4/15/34, Callable 4/15/29 @ 105.25(a) ............................. 214 224
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 7/12/26 @ 104.25(a) .............. 23 24

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
WR Grace Holdings LLC, 7.00%, 8/1/33, Callable 2/1/29 @ 103.5(a) ................. $ 109 $ 106
2,871
Real Estate (1.7%):
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 260 272
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(a) ................... 152 154
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.00%, 6/15/34, Callable 6/15/29
@ 103(a) ......................................................... 106 106
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%,
5/15/29, Callable 8/1/26 @ 100(a) ....................................... 80 78
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36, Callable
10/15/35 @ 100(a) .................................................. 313 297
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 8/1/26 @ 100.75(a) ............................... 162 159
5.75%, 3/15/34, Callable 3/15/29 @ 102.88(a) .............................. 108 107
Service Properties Trust
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 240 253
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 301 310
The Howard Hughes Corp.
4.38%, 2/1/31, Callable 7/17/26 @ 102.19(a) ............................... 114 108
6.13%, 3/1/34, Callable 3/1/29 @ 103.06(a) ................................ 124 123
1,967
Utilities (1.3%):
Entergy Corp., 7.12% (H15T5Y+267bps), 12/1/54, Callable 9/1/29 @ 100(f) ............ 558 577
NRG Energy, Inc., 5.75%, 7/15/29, Callable 7/12/26 @ 101.44(a) .................... 300 300
The Hertz Corp., 12.63%, 7/15/29 , Callable 7/15/27 @ 106.31(a)(i) ................... 535 435
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 150 155
1,467
Total Corporate Bonds (Cost $73,716)
a
a
a
70,565
Yankee Dollars (18.1%)
Communication Services (1.4%):
Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33, Callable 10/1/26 @ 101(a) ....... 440 433
Altice France SA, 6.50%, 4/15/32, Callable 10/1/26 @ 101(a) ....................... 66 63
Bell Telephone Co. of Canada or Bell Canada, 6.88% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(f) ................................................... 61 62
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ......................... 345 355
Iliad Holding SAS, 8.50%, 4/15/31, Callable 4/15/27 @ 104.25(a) .................... 50 53
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(f) 111 114
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 220 241
TELUS Corp., 6.37% (H15T5Y+269bps), 6/9/56, Callable 3/9/31 @ 100(f) ............. 83 83
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 8/1/26 @ 101.25(a) ............... 5 4
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 8/1/26 @ 102.38(a) ............ 240 197
1,605
Consumer Discretionary (5.1%):
A&K Travel Group Holdings Ltd., 7.50%, 5/15/33, Callable 5/15/29 @ 103.75(a) ......... 308 311
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(a) .............. 175 176
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 315 309
Carnival Corp. Ltd., 6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a)(i) ................. 258 261
Global Auto Holdings Ltd./AAG FH UK Ltd.
11.50%, 8/15/29, Callable 11/15/26 @ 105.75(a) ............................ 418 435
8.75%, 1/15/32, Callable 1/15/27 @ 104.38(a)(i) ............................ 408 387
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(a) 256 256
Mattamy Group Corp.
4.63%, 3/1/30, Callable 8/1/26 @ 101.54(a) ................................ 151 145
6.00%, 12/15/33, Callable 12/15/28 @ 103(a) ............................... 110 106
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 8/1/26 @ 101.79(a) .............. 150 146
NCL Corp. Ltd.
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ................................ 850 848
6.25%, 9/15/33, Callable 9/15/28 @ 103.13(a)(i) ............................ 209 203

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Royal Caribbean Cruises Ltd.
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. $ 1,401 $ 1,420
5.25%, 2/27/38, Callable 8/27/37 @ 100 .................................. 50 48
Viking Cruises Ltd.
9.13%, 7/15/31, Callable 7/17/26 @ 104.56(a) .............................. 138 145
5.88%, 10/15/33, Callable 10/15/28 @ 102.94(a) ............................ 265 265
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 7/17/26 @ 100(a) .......... 427 427
5,888
Consumer Staples (0.5%):
Opal Bidco SAS, 6.50%, 3/31/32 , Callable 3/31/28 @ 103.25(a) ..................... 600 612
Energy (0.3%):
Breakwater Energy Holdings SARL, 9.25%, 11/15/30, Callable 11/15/27 @ 104.63(a) ...... 97 102
Consolidated Energy Finance SA, 12.00%, 2/15/31, Callable 2/15/27 @ 106(a) ........... 116 120
Vermilion Energy, Inc., 7.25%, 2/15/33, Callable 2/28/28 @ 103.63(a) ................. 80 78
300
Financials (5.0%):
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 281 284
Ardonagh Group Finance Ltd., 8.88%, 2/15/32, Callable 2/15/27 @ 104.44(a) ........... 954 927
Azorra Finance Ltd., 6.25%, 2/15/34, Callable 2/15/29 @ 103.13(a) ................... 312 302
CI Financial Corp., 7.50%, 5/30/29, Callable 4/30/29 @ 100(a) ...................... 189 198
Flutter Treasury DAC, 5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) .................. 277 276
GGAM Finance Ltd.
6.88%, 4/15/29, Callable 8/1/26 @ 103.44(a) ............................... 25 26
5.88%, 3/15/30, Callable 9/15/26 @ 102.94(a) .............................. 197 198
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 2/15/31, Callable 2/15/27 @ 103.63(a) .............................. 151 146
8.13%, 2/15/32, Callable 2/15/27 @ 104.06(a) .............................. 1,076 969
IHO Verwaltungs GMBH
8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(s) ............................. 500 520
7.38%, 5/15/33, Callable 5/15/29 @ 103.69(a)(t) ............................ 54 56
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 8/1/26 @ 104.25(a) ............................... 631 644
6.88%, 10/1/33, Callable 10/1/28 @ 103.44(a)(i) ............................ 726 676
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(f) ....... 183 184
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 250 261
5,667
Health Care (1.0%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 928 939
Bausch + Lomb Corp., 8.38%, 10/1/28, Callable 7/12/26 @ 104.19(a) ................. 25 26
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06(i) ........... 230 220
1,185
Industrials (3.5%):
ATS Corp., 4.13%, 12/15/28, Callable 8/1/26 @ 100(a) ............................ 150 146
Avianca Midco 2 PLC
9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) .............................. 118 117
9.50%, 1/28/31, Callable 1/28/28 @ 104.75(a) .............................. 427 420
10.25%, 1/7/32, Callable 7/7/28 @ 105.13(a) ............................... 53 53
Bombardier, Inc.
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(a) ............................ 325 344
6.75%, 6/15/33, Callable 6/15/28 @ 103.38(a) .............................. 212 220
5.88%, 1/15/35, Callable 7/15/29 @ 102.94(a) .............................. 35 35
Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27 @ 103.69(a) ....................... 130 131
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a)(i) ....... 506 519
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a) .............. 264 275
Seaspan Corp. PTE Ltd., 5.50%, 8/1/29, Callable 8/1/26 @ 100(a) .................... 225 220
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28, Callable 8/1/26 @ 102.38(a)(i) .............................. 469 475
6.38%, 2/1/30, Callable 8/1/26 @ 101.59(a)(i) .............................. 611 582
8.75%, 1/15/32, Callable 7/15/28 @ 104.38(a)(i) ............................ 434 431
3,968

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (0.4%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. $ 170 $ 178
Seagate Data Storage Technology Pte Ltd., 8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a) ... 243 254
432
Materials (0.9%):
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(a) .................... 90 93
Endeavour Mining PLC, 7.00%, 5/28/30, Callable 5/28/27 @ 103.5(a) ................. 200 204
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(a) ................... 143 145
NOVA Chemicals Corp.
9.00%, 2/15/30, Callable 8/15/26 @ 104.5(a) ............................... 500 524
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(a) ............................... 85 89
1,055
Total Yankee Dollars (Cost $20,583)
a
a
a
20,712
U.S. Treasury Obligations (0.1%)
U.S. Treasury Notes, 4.25%, 5/15/35 ......................................... 130 129
Total U.S. Treasury Obligations (Cost $126)
a
a
a
129
Shares
Exchange-Traded Funds (2.0%)
iShares BB Rated Corporate Bond ETF ....................................... 48,494 2,268
Total Exchange-Traded Funds (Cost $2,156)
a
a
a
2,268
Short-Term Investments (17.1%)
Collateral for Securities Loaned (8.8%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.52%(u) ........ 2,558,382 2,559
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.55%(u) ............ 2,558,382 2,559
Invesco Government & Agency Portfolio, Institutional Shares, 3.56%(u) ............... 2,558,382 2,558
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.55%(u) . 2,558,382 2,558
10,234
Principal Amount
(000)
a a a a
Commercial Paper (8.3%):
Communication Services (1.3%):
TELUS Corp., 4.34%, 8/6/26(a)(v) .......................................... $ 350 349
Videotron Ltd., 4.30%, 7/7/26(a)(v) .......................................... 1,100 1,099
1,448
Consumer Discretionary (1.0%):
Genuine Parts Co., 4.41%, 7/20/26(a)(v) ...................................... 1,100 1,097
Consumer Staples (1.6%):
Bacardi-Martini BV, 4.31%, 7/29/26(a)(v) ..................................... 1,100 1,096
Keurig Dr Pepper, Inc., 4.25%, 7/20/26(a)(v) ................................... 800 798
1,894
Energy (1.4%):
Antero Resources Corp., 4.39%, 7/1/26(a)(v) ................................... 1,100 1,100
Western Midstream Operating LP, 4.32%, 7/2/26(a)(v) ............................ 500 500
1,600
Financials (0.7%):
Stellantis Financial Services US Corp., 4.30%, 7/6/26(a)(v) ......................... 800 800
Real Estate (1.0%):
Alexandria Real Estate Equities, Inc., 3.87%, 7/6/26(a)(v) .......................... 1,100 1,099
Utilities (1.3%):
Evergy Missouri West, Inc., 3.92%, 7/7/26(a)(v) ................................. 300 300

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Guadalupe Valley Electric Coop, Inc., 4.27%, 7/9/26(a)(v) .......................... $ 1,100 $ 1,099
1,399
9,337
Total Short-Term Investments (Cost $19,571)
a
a
a
19,571
Total Investments (Cost $124,519) — 106.5% 121,734
Liabilities in excess of other assets —  (6.5)% (7,423)
NET ASSETS - 100.00% $ 114,311
At June 30, 2026, the Fund's investments in foreign securities were 20.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $93,634
(thousands) and amounted to 81.9% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(c) Security is interest only.
(d) Non-income producing security.
(e) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(f) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(i) All or a portion of this security is on loan.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Up to 6.75% of the coupon may be PIK.
(l) Up to 1.00% of the coupon may be PIK.
(m) Up to 6.63% of the coupon may be PIK.
(n) Up to 10.75% of the coupon may be PIK.
(o) Up to 5.75% of the coupon may be PIK.
(p) Up to 6.00% of the coupon may be PIK.
(q) Rounds to less than $1 thousand.
(r) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(s) Up to 8.75% of the coupon may be PIK.
(t) Up to 8.13% of the coupon may be PIK.
(u) Rate disclosed is the daily yield on June 30, 2026.
(v) Rate represents the effective yield at June 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios
Victory Floating Rate Fund
22
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (0.8%)
Cash Flow CLO (0.8%):
CIFC Funding Ltd., Series 2020-4A, Class DR, 6.47% (TSFR3M+280bps), 1/15/40, Callable
1/15/27 @ 100(a)(b) ................................................. $ 1,375 $ 1,340
Magnetite XXX Ltd., Series 2021-30A, Class D2R, 7.67% (TSFR3M+400bps), 10/25/37,
Callable 10/25/26 @ 100(a)(b) ......................................... 1,375 1,363
2,703
Total Collateralized Loan Obligations (Cost $2,780)
a
a
a
2,703
Shares
Common Stocks (3.2%)
Communication Services (0.1%):
Entercom Media Corp.(c) ................................................. 147,854 340
Consumer Discretionary (0.2%):
Men's Wearhouse, Inc.(c)(d) ............................................... 32,607 489
Rising Tide Holdings, Inc.(c)(e) ............................................ 241,726 —
489
Health Care (2.9%):
Air Methods Corp.(c) .................................................... 79,744 9,968
Total Common Stocks (Cost $5,855)
a
a
a
10,797
Principal Amount
(000)
Senior Secured Loans (74.8%)
Communication Services (3.7%):
Audacy Capital LLC, Tranche A Term Loan, First Lien, 10.76% (SOFR01M+711bps),
9/30/28(a) ........................................................ $ 359 354
Audacy Capital LLC, Tranche B Term Loan, First Lien, 9.76% (SOFR01M+611bps),
10/1/29(a)(f) ...................................................... 2,328 1,934
Discovery Global Holdings, Inc., Initial Dollar Term Loans, First Lien, 6.12%
(SOFR01M+250bps), 5/27/33(a) ........................................ 1,132 1,131
Dotdash Meredith, Inc., Term B-2 Loan, 7.12% (SOFR01M+350bps), 6/7/32(a) .......... 716 673
Gray Television, Inc., Term D Loan, First Lien, 6.73% (SOFR01M+311bps), 12/1/28(a) .... 2,240 2,236
Houghton Mifflin Harcourt Co., Term B Loan, First Lien, 9.01% (SOFR03M+535bps),
4/7/29(a) ......................................................... 3,252 2,558
Nexstar Media, Inc., Term B-7 Loan, 6.39% (SOFR01M+275bps), 3/21/33(a) ............ 1,300 1,284
Windstream Services LLC, 2025 Term Loan, First Lien, 7.64% (SOFR01M+400bps),
9/25/32(a) ........................................................ 573 576
Ziggo Financing Partnership, Term Loan N Facility, First Lien, 6.91% (SOFR06M+322bps),
1/14/33(a) ........................................................ 2,108 2,030
12,776
Consumer Discretionary (7.4%):
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien, 6.92%
(SOFR03M+325bps), 9/20/32(a) ........................................ 749 748
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien, 6.87%
(SOFR01M+325bps)(a) .............................................. 486 486
Betclic Everest Group SAS, 6.48% (SOFR03M+275bps), 12/9/31(a) .................. 998 998
Champions Financing, Inc., Initial Term Loan, First Lien, 8.42% (SOFR03M+475bps),
2/23/29(a) ........................................................ 1,985 1,848
Entain PLC, Facility B5 (USD) Loan, First Lien, 5.98% (SOFR03M+225bps), 7/30/32(a) ... 1,901 1,898
Garrett LX I Sarl, Dollar Initial Term Loans, 5.41% (SOFR03M+175bps), 1/30/32(a) ...... 323 322
Harbor Freight Tools USA, Inc., Initial Term Loan, 5.89% (SOFR01M+225bps), 6/11/31(a) .. 955 951
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, First Lien, 5.64%
(SOFR01M+200bps), 1/17/31(a) ........................................ 1,433 1,429
Holley Purchaser, Inc., Initial Term Loan, First Lien, 7.51% (SOFR01M+386bps), 11/10/28(a) 2,049 2,035
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.89%
(SOFR01M+225bps), 4/1/31(a) ......................................... 2,910 2,914
McGraw-Hill Education, Inc., 2025 Tranche B-2 Term Loan, First Lien, 6.39%
(SOFR01M+275bps), 8/6/31(a) ......................................... 1,916 1,922

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Petco Health and Wellness Company, Inc., 2026 Term Loan, First Lien, 7.98%
(SOFR03M+425bps), 1/22/31(a) ........................................ $ 2,277 $ 2,247
PetSmart LLC, Term Loan B, First Lien, 7.65% (SOFR01M+400bps), 8/9/32(a) .......... 1,995 1,991
River Rock Entertainment Authority, Term Loan, First Lien, 12.62% (SOFR01M+900bps),
11/24/31(a) ....................................................... 860 845
SP Motion Holdco Ltd., 6/24/33(g) .......................................... 321 321
Sunrise Financing Partnership, Facility AAA, 6.10% (SOFR06M+250bps), 2/17/32(a) ...... 1,885 1,857
The Men's Wearhouse LLC, Initial Term Loan, 9.41% (SOFR03M+575bps), 1/22/31(a) ..... 252 254
Travel + Leisure Co., 2024 Incremental Term Loan (2025), First Lien, 5.64%
(SOFR01M+200bps), 12/14/29(a) ....................................... 2,151 2,146
25,212
Consumer Staples (0.7%):
American Auto Auction Group LLC, 2025 Refinancing Term Loan, First Lien, 8.23%
(SOFR03M+450bps), 5/24/32(a) ........................................ 549 548
Froneri International Ltd., Facility B6, First Lien, 6.13% (SOFR06M+250bps), 7/16/32(a) ... 1,438 1,427
Treehouse Foods, Inc., Initial Term Loan, 7.89% (SOFR01M+425bps), 2/4/33(a) ......... 334 334
2,309
Energy (2.1%):
Bayonne Energy Center LLC, Term B Advance, 6.73% (SOFR03M+300bps), 9/22/32(a) .... 493 494
Meade Pipeline Co LLC, Term Loan B, 5.68% (SOFR03M+200bps), 9/22/32(a) .......... 610 610
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps),
2/16/28(a) ........................................................ 3,976 3,981
Traverse Midstream Partners LLC, Traverse Midstream TLB, First Lien, 4/21/33(g) ....... 2,260 2,257
7,342
Financials (29.8%):
19th Holdings Golf LLC, Initial Term Loan, First Lien, 6.96% (SOFR01M+335bps), 2/7/29(a) 2,174 2,178
Acrisure LLC, 2025 Term Loan B7, First Lien, 6.89% (SOFR01M+325bps), 6/7/32(a) ..... 1,277 1,151
Ahead DB Holdings LLC, Term B-5 Loan, First Lien, 6.23% (SOFR03M+250bps), 2/3/31(a) 2,174 2,135
Ahlstrom Holding 3 Oy fka Spa Holdings 3, Additional Facility B1, 8.24%
(SOFR03M+451bps), 5/23/30(a) ........................................ 1,908 1,897
AI Aqua Merger Sub, Inc. FKA Osmosis Buyer Ltd., 2026 Term Loan B, 6.12%
(SOFR01M+250bps), 7/31/28(a) ........................................ 768 767
AI Aqua Merger Sub, Inc. FKA Osmosis Buyer Ltd., 2026 Term Loan B, 6.16%
(SOFR03M+250bps), 7/31/28 .......................................... 767 766
AIP RD Buyer Corp., Term B Loan, First Lien, 7.14% (SOFR01M+350bps), 12/23/30(a) ... 494 486
Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, First Lien, 6.75%
(SOFR03M+300bps), 11/1/30(a) ........................................ 968 970
ARC Falcon I, Inc., Initial Term Loan B, First Lien, 8.12% (SOFR01M+450bps), 3/4/33(a) .. 2,832 2,588
Arcline FM Holdings LLC, 2025-1 New Term Loan, First Lien (SOFR03M+275bps), 6/1/30(a)
(g) ............................................................. 993 995
Arsenal Aic Parent LLC, 2025 Term B Loan, First Lien, 6.39% (SOFR01M+275bps),
8/18/30(a) ........................................................ 2,584 2,591
Asurion LLC, New B-12 Term Loan, First Lien, 7.91% (SOFR03M+425bps), 9/19/30(a) .... 992 980
Asurion LLC, New B-13 Term Loan, First Lien, 7.91% (SOFR03M+425bps), 9/19/30(a) .... 990 978
Bakelite US Holdco, Inc., Initial Term Loan, First Lien, 7.48% (SOFR03M+375bps),
12/16/31(a) ....................................................... 1,945 1,939
BW NHHC Holdco Inc., Initial Term Loan, Second Lien, 12.82% (SOFR03M-–), 8/17/26(a) . 3,000 300
Carriage Purchaser, Inc., Term B Loan, 7.14% (SOFR01M+350bps), 9/29/28(a) .......... 990 992
Chariot Buyer LLC, 2025 New Term Loan B, First Lien, 6.64% (SOFR01M+300bps),
9/8/32(a) ......................................................... 1,863 1,863
Citadel Securities Global Holdings LLC, 2026 Term Loans, 5.66% (SOFR03M+200bps),
6/10/33(a) ........................................................ 500 499
Clydesdale Acquisition Holdings, Inc., Term B Loan, First Lien, 6.82% (SOFR01M+318bps),
4/13/29(a) ........................................................ 2,397 2,352
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loans, First Lien, 5.62%
(SOFR01M+200bps), 5/19/31(a) ........................................ 248 247
Crown Finance US, Inc., Term Loan B, First Lien, 8.11% (SOFR01M+450bps), 12/2/31(a) .. 992 994
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien, 9.18%
(SOFR03M+551bps), 8/2/29(a) ......................................... 1,956 1,965
DS Parent, Inc., Term Loan B, 9.23% (SOFR03M+550bps), 1/31/31(a) ................ 1,975 1,586
Evergreen Acqco 1 LP,  2025 Initial Term Loan, 6.17% (SOFR03M+250bps), 9/17/32(a) .... 650 649

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Fiesta Purchaser, Inc., Second Refinancing Term Loan, First Lien, 6.39% (SOFR01M+275bps),
2/12/31(a) ........................................................ $ 1,985 $ 1,945
First Advantage Holdings LLC, Term Loan B, First Lien, 6.48% (SOFR03M+275bps),
10/31/31(a) ....................................................... 1,431 1,410
Fleet Midco I Ltd, Facility B2 Term Loan, First Lien, 6.39% (SOFR01M+275bps), 2/10/31(a) 2,695 2,695
Fortress Intermediate 3, Inc., Tranche B Term Loan, 6.62% (SOFR01M+300bps), 6/27/31(a) . 410 406
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27(a) 3,971 3,908
Genesys Cloud Services, Inc., Initial 2025 Dollar Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 1/30/32(a) ........................................ 1,489 1,423
GIP Pilot Acquisition Partners LP, Amendment No 3 Refinancing Term Loan, First Lien, 5.64%
(SOFR03M+200bps), 5/19/32(a) ........................................ 2,556 2,553
Gloves Buyer, Inc., Term Loan, First Lien, 7.64% (SOFR01M+400bps), 1/17/32(a) ........ 1,859 1,864
Goat Holdco LLC, Term Loan B, First Lien, 6.14% (SOFR01M+250bps), 12/9/31(a) ...... 575 574
Hamilton Projects Acquiror LLC, Term Loan, 6.14% (SOFR01M+250bps), 5/30/31(a) ..... 706 707
Hillenbrand, Inc., Term Loan B, 7.14% (SOFR01M+350bps), 2/10/33(a) ............... 310 303
Hudson River Trading LLC, Term B-2 Loan, 6.14% (SOFR01M+250bps), 3/18/30(a) ...... 1,836 1,822
IMC Financing LLC, Term Loan, First Lien, 6.65% (SOFR01M+300bps), 6/18/32(a) ...... 682 681
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps),
2/16/30(a) ........................................................ 3,846 3,535
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31(a) ............. 3,593 3,576
Inspired Finco Holdings Ltd., Facility B7 Loan, 6.41% (SOFR03M+275bps), 2/28/31(a) .... 905 905
ION Platform Finance US, Inc., Initial Dollar Term Loan, First Lien, 7.48%
(SOFR03M+375bps), 9/30/32(a) ........................................ 2,569 1,822
Jefferies Finance LLC, Initial Term Loan, First Lien, 6.39% (SOFR01M+275bps), 10/21/31(a) 992 990
LBM Acquisition LLC, Amendment No. 4 Refinancing Term Loan, First Lien, 8.65%
(SOFR01M+500bps), 6/6/31(a) ......................................... 1,211 1,079
Long Ridge Energy LLC, Term Loan B, First Lien, 8.23% (SOFR03M+450bps), 2/19/32(a) . 1,782 1,783
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps),
4/23/31(a) ........................................................ 4,618 4,596
LSF12 Badger Bidco LLC, Initial Term Loan, First Lien, 9.14% (SOFR01M+550bps),
7/10/30(a) ........................................................ 2,741 2,748
Mermaid Bidco, Inc., Facility B (USD), 6.91% (SOFR03M+325bps), 7/2/31(a) .......... 608 588
Neptune BidCo US, Inc., 2026 Dollar Term B Loan, First Lien, 8.77% (SOFR03M+510bps),
1/28/33(a) ........................................................ 2,225 2,205
NorthRiver Midstream Finance LP, Initial Term B Loan, First Lien, 5.94%
(SOFR03M+225bps), 8/16/30(a) ........................................ 2,994 2,994
Oak-Eagle AcquireCo, Inc., Term Loan B1, 3/24/33(g) ............................ 1,204 1,207
OEP Glass Purchaser LLC, Initial Term Loan, 7.73% (SOFR03M+400bps), 3/2/33(a) ...... 647 645
Olympus Water US Holding Corporation, Term B-6 Dollar Loan, First Lien, 6.73%
(SOFR03M+300bps), 6/23/31(a) ........................................ 992 990
Oscar AcquisitionCo LLC, Term B Loan, 7.98% (SOFR03M+425bps), 4/29/29(a) ......... 2,270 1,445
Osttra Group Ltd., Term Loan, First Lien, 7.17% (SOFR03M+350bps), 5/20/32(a) ........ 1,499 1,499
Pioneer Opco LLC, Term Loan B, 6.89% (SOFR01M+325bps), 5/6/33(a) ............... 324 325
Scil USA Holdings LLC, Facility B2, 7.65% (SOFR03M+400bps), 10/8/32(a) ........... 1,371 1,366
Sedgwick Claims Management Services, Inc., 2024 Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 2/24/28(a) ........................................ 2,619 2,585
SGH2 LLC, Initial Term Loan, First Lien, 8.20% (SOFR03M+450bps), 8/18/32(a) ........ 1,439 1,436
Sword Purchaser LLC, Initial Dollar Term Loans, First Lien, 7.62% (SOFR01M+400bps),
4/2/33(a) ......................................................... 1,647 1,604
Tega MC Australia Holdings Pty Ltd., Term Loan B, 7.16% (SOFR03M+350bps), 3/25/33(a) 1,642 1,649
Tidal Waste & Recycling Holdings LLC, Term Loan B, 6.48% (SOFR03M+275bps),
10/24/31(a) ....................................................... 496 496
Turquoise Topco Ltd., Initial Term Loans, 6.98% (SOFR03M+325bps), 8/13/32(a) ........ 678 665
Vantor Holdings, Inc., Initial Term Loan, 8.12% (SOFR03M+450bps), 2/25/33(a) ......... 908 910
Virgin Media Bristol LLC, Facility Y, First Lien, 6.97% (SOFR06M+328bps), 3/31/31(a) ... 2,250 1,988
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien, 7.95% (SOFR03M+425bps),
7/1/32(a) ......................................................... 993 992
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.48% (SOFR03M+275bps), 2/14/31(a) .. 2,898 2,803
WH Borrower LLC, Initial Term Loan, 8.14% (SOFR03M+450bps), 2/20/32(a) .......... 509 509
102,094
Health Care (9.4%):
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan, First Lien, 6.64%
(SOFR01M+300bps), 8/2/32(a) ......................................... 2,072 2,079

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Covis Finco SARL, Dollar Term B Loan, First Lien, 2/18/27(e)(g) .................... $ 8,797 $ —
DaVita, Inc., 2025 Tranche B-2 Term loan, 5.39% (SOFR01M+175bps), 5/9/31(a) ........ 1,092 1,090
Embecta Corp., Initial Term Loan, First Lien, 6.73% (SOFR03M+300bps), 4/2/29(a) ...... 3,427 2,697
Hologic, Inc., USD Initial Term B Loan, First Lien, 5.99% (SOFR03M+225bps), 1/14/33(a) . 1,128 1,103
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31(a) .... 16,123 15,861
McKesson Medical, 5.98% ( SOFR03M+225bps), 6/3/32(a) ......................... 558 557
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, First Lien, 5.89%
(SOFR01M+225bps), 5/19/31(a) ........................................ 1,973 1,970
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien, 5.64%
(SOFR01M+200bps), 4/20/29(a) ........................................ 2,966 2,954
Select Medical Corporation, Term Loan B, 12/3/31(g) ............................. 749 751
Summit Behavioral Healthcare LLC, Second Out Term Loan, First Lien, 7.98%
(SOFR03M+425bps), 10/15/30(a) ....................................... 1,985 1,078
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 12/19/30(a) ....................................... 1,960 1,960
32,100
Industrials (14.4%):
AAdvantage Loyality IP Ltd,, 2025 Replacement Term Loan, First Lien, 5.93%
(SOFR03M+225bps), 4/20/28(a) ........................................ 3,259 3,253
Arches Buyer, Inc., Refinancing Term Loan, First Lien, 6.99% (SOFR01M+335bps),
12/6/27(a) ........................................................ 1,948 1,941
AS Mileage Plan IP Ltd., 2026 Incremental Term Loan, 5.64% (SOFR03M+200bps),
5/12/33(a) ........................................................ 971 967
AZZ, Inc., Initial Term Loan, First Lien, 5.39% (SOFR01M+175bps), 5/13/29(a) ......... 1,405 1,408
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+300bps),
3/24/31(a) ........................................................ 2,465 2,437
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.65% (SOFR01M+300bps)(a) .... 1,455 1,439
Chart Industries, Inc., 2024 Term Loan B, First Lien, 6.18% (SOFR03M+250bps), 3/18/30(a) 2,163 2,159
Cimpress PLC, 2026 Tranche B-1 Term Loan, 6.14% (SOFR01M+250bps), 6/3/33(a) ...... 990 991
Columbus McKinnon Corp., Term Loan B, 7.23% (SOFR03M+350bps), 1/21/33(a) ....... 808 806
Core & Main LP, Tranche E Term Loan, First Lien, 5.66% (SOFR03M+200bps), 2/10/31(a) . 2,077 2,077
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 7.01% (SOFR03M+335bps),
4/12/28(a) ........................................................ 729 442
Cyberswift US Finco LLC, Term Loan B, 7.43% (SOFR03M+400bps), 10/8/32(a) ........ 658 655
Delta Air Lines, Inc., Term Loan, First Lien, 4.93% (SOFR01M+125bps), 10/20/28(a) ..... 1,500 1,498
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.39% (SOFR01M+175bps),
6/4/31(a) ......................................................... 2,905 2,900
Genesee & Wyoming, Inc., Initial Term Loan B, First Lien, 5.48% (SOFR03M+175bps),
4/10/31(a) ........................................................ 992 988
Gibraltar Industries, Inc., Initial Tranche B Term Loan, 5.88% (SOFR01M+225bps), 1/28/33(a) 617 615
Graham Packaging Company Inc., Initial Term Loan, 5.89% (SOFR01M+225bps), 1/14/33(a) 499 499
Groupe Solmax Inc., Initial Term Loan, First Lien, 8.51% (SOFR01M+486bps), 7/24/28(a) .. 920 845
Groupe Solmax Inc., Initial Term Loan, First Lien, 8.74% (SOFR03M+486bps) .......... 1,070 983
Harsco Corp., Term Loan, First Lien, 6.01% (SOFR01M+236bps), 3/10/28(a) ............ 1,492 1,486
Janus International Group LLC, 8th Amendment Term Loan, First Lien, 5.62%
(SOFR01M+200bps), 8/5/30(a) ......................................... 1,759 1,751
Karman Holdings LLC,2026 Term Loan B Incremental, 6.48% (SOFR03M+275bps), 4/1/32(a) 1,268 1,272
Novae LLC, Tranche B Term Loan, 8.88% (SOFR03M+515bps), 12/22/28(a) ............ 2,718 2,121
OneSky Flight LLC, Initial Term Loans, 6.39% (SOFR01M+275bps), 2/4/33(a) .......... 798 800
Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, First Lien, 5.37%
(SOFR01M+175bps), 3/8/32(a) ......................................... 409 402
Pro Mach Group, Inc., Amendment No. 8 Refinancing Term Loan, 6.14% (SOFR01M+250bps),
10/18/32(a) ....................................................... 612 612
Qxo 1L, 6/3/33(g) ...................................................... 446 445
Rising Tide Holdings, Inc., Tranche A Term Loan, First Lien, 15.01% (SOFR03M+1500bps),
6/13/28(a)(f) ...................................................... 1,635 1,574
Rising Tide Holdings, Inc., Tranche B Term Loan, First Lien, 12.00% (SOFR03M+1200bps),
6/13/28(a)(f) ...................................................... 4,198 2,477
Shift4 Payments LLC, Amendment No. 3 Refinancing Term Loan, First Lien, 5.73%
(SOFR03M+200bps), 6/30/32(a) ........................................ 498 495
Southern Veterinary Partners LLC, 2025 New Term Loan, First Lien, 6.16%
(SOFR03M+250bps), 12/4/31(a) ........................................ 993 991

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Stonepeak Nile Parent LLC, Amendent No.3 Term Loan, 5.66% (SOFR03M+200bps),
4/9/32(a) ......................................................... $ 669 $ 667
The Hertz Corporation, Initial Term B Loan, First Lien, 7.43% (SOFR03M+376bps),
6/30/28(a) ........................................................ 1,013 714
The Hertz Corporation, Initial Term C Loan, 7.43% (SOFR03M+376bps), 6/30/28(a) ...... 203 143
TransDigm, Inc., New Tranche K Term Loan, First Lien, 5.89% (SOFR01M+225bps),
3/22/30(a) ........................................................ 1,211 1,211
Verde Purchaser LLC, Initial Term Loan, First Lien, 7.73% (SOFR03M+400bps), 11/29/30(a) 1,489 1,405
Vestis Corp., Term B-1 Loan, First Lien, 5.92% (SOFR03M+225bps), 2/24/31(a) ......... 2,481 2,440
White Cap Supply Holdings LLC, Tranche C Term Loan, First Lien, 6.89%
(SOFR01M+325bps), 10/19/29(a) ....................................... 1,292 1,289
49,198
Information Technology (4.1%):
ACI Rover, 5.98% (SOFR03M+225bps), 6/8/33(a) ............................... 479 478
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan (SOFR03M+325bps),
3/24/31(a)(g) ...................................................... 1,496 1,307
ConnectWise LLC, Initial Term Loan, First Lien, 7.49% (SOFR03M+376bps), 9/29/28(a) ... 1,984 1,820
CoreWeave Compute Acquisition Co. Iv LLC, Additional Delayed Draw Term Loan
(SOFR01M+450bps), 11/17/31(a)(g) ..................................... 1,568 1,599
McAfee Corp., Refinancing Tranche B-1, First Lien, 6.64% (SOFR01M+300bps), 3/1/29(a) . 2,930 2,593
MH Sub I LLC, 2024 December New Term Loans, First Lien, 7.89% (SOFR01M+425bps),
12/31/31(a) ....................................................... 3,964 3,425
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, First
Lien, 6.98% (SOFR03M+325bps), 10/28/30(a) .............................. 987 711
Proofpoint, Inc., 2025-B Incremental Term Loan, First Lien, 6.73% (SOFR03M+300bps),
8/31/28(a) ........................................................ 2,194 2,114
14,047
Materials (1.9%):
Owens Brockway Glass Container, Inc., Tranche B-1 Term Loan B Facility, First Lien, 6.64%
(SOFR01M+300bps), 9/30/32(a) ........................................ 1,517 1,503
Schweitzer-Mauduit International, Inc., New Term Loan B, 8.14% (SOFR01M+450bps),
3/30/33(a) ........................................................ 1,329 1,329
WireCo WorldGroup, Inc., 2023 Term B Loan, First Lien, 7.41% (SOFR03M+375bps),
11/13/28(a) ....................................................... 2,208 2,200
Worthington Steel, Inc., Initial Term Loan, First Lien, 7.62% (SOFR01M+400bps), 6/1/33(a) . 1,357 1,353
6,385
Real Estate (0.9%):
RealPage, Inc., Initial Term Loan, First Lien, 6.99% (SOFR03M+326bps), 4/22/28(a) ...... 3,352 3,129
Utilities (0.4%):
Alpha Generation LLC, 6/10/33(g) .......................................... 639 630
Birdsboro Power LLC, 10/8/32(g) ........................................... 322 321
Lackawanna Energy Center LLC, Term Loan B, 6.37% (SOFR01M+275bps), 8/5/32(a) ..... 639 640
1,591
Total Senior Secured Loans (Cost $274,921)
a
a
a
256,183
Corporate Bonds (5.9%)
Communication Services (2.2%):
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 1,260 1,126
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(b) ....... 1,560 1,623
CSC Holdings LLC, 11.75%, 1/31/29, Callable 7/12/26 @ 105.88(b) .................. 1,000 613
Gray Media, Inc., 7.25%, 8/15/33, Callable 8/15/28 @ 103.63(b) ..................... 925 911
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/1/26 @ 101.41(b) ................... 1,500 1,447
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(b) ................................................ 1,700 1,793
7,513
Energy (0.5%):
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33, Callable 12/15/28 @
103.75(b) ........................................................ 1,500 1,571
Health Care (0.8%):
Adapthealth LLC, 5.13%, 3/1/30, Callable 7/12/26 @ 101.28(b) ..................... 1,000 970

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 8/1/26 @ 101.53(b) ....... $ 1,000 $ 897
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 8/1/26 @ 104.88(b) ........... 1,140 1,071
2,938
Industrials (0.8%):
Allied Universal Holdco LLC, 7.88%, 2/15/31, Callable 2/15/27 @ 103.94(b) ............ 1,000 1,045
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(b) ........................................................ 1,500 1,503
TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28 @ 103.13(b) ..................... 82 84
2,632
Information Technology (0.4%):
Amkor Technology, Inc., 5.88%, 10/1/33, Callable 10/1/28 @ 102.94(b) ................ 85 85
Cloud Software Group, Inc., 6.50%, 3/31/29 , Callable 7/12/26 @ 103.25(b) ............. 1,500 1,456
1,541
Materials (0.6%):
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(b) ............. 1,000 1,013
Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b) ....................... 1,000 910
1,923
Utilities (0.6%):
Alpha Generation LLC, 6.75%, 10/15/32, Callable 10/15/27 @ 103.38(b) ............... 1,000 1,018
Clearway Energy Operating LLC, 3.75%, 2/15/31, Callable 7/12/26 @ 101.88(b) ......... 1,000 928
1,946
Total Corporate Bonds (Cost $20,556)
a
a
a
20,064
Yankee Dollars (0.8%)
Financials (0.4%):
GGAM Finance Ltd., 8.00%, 6/15/28 , Callable 12/15/27 @ 100(b) ................... 1,500 1,554
Materials (0.4%):
First Quantum Minerals Ltd.
8.63%, 6/1/31, Callable 7/12/26 @ 104.31(b) ............................... 1,000 1,041
7.25%, 2/15/34, Callable 2/15/29 @ 103.63(b) .............................. 225 230
1,271
Total Yankee Dollars (Cost $2,785)
a
a
a
2,825
Shares
Exchange-Traded Funds (6.2%)
Invesco Senior Loan ETF ................................................. 502,296 10,232
State Street Blackstone Senior Loan ETF ...................................... 275,000 11,080
Total Exchange-Traded Funds (Cost $21,888)
a
a
a
21,312
Short-Term Investments (5.9%)
Principal Amount
(000)
Commercial Paper (2.9%):
Consumer Discretionary (0.3%):
AutoZone, Inc., 3.83%, 7/2/26(b)(h) ......................................... $ 1,250 1,249
Energy (0.6%):
Kinder Morgan, Inc., 4.09%, 7/1/26(b)(h) ...................................... 1,000 1,000
Targa Resources Corp., 3.97%, 7/1/26(b)(h) .................................... 1,250 1,250
2,250
Health Care (0.3%):
HCA, Inc., 4.08%, 7/1/26(b)(h) ............................................. 1,000 1,000
Real Estate (1.0%):
AvalonBay Communities, Inc., 3.88%, 7/1/26(b)(h) .............................. 1,000 1,000
ERP Operating LP, 3.88%, 7/1/26(b)(h) ....................................... 1,250 1,250
Realty Income Corp., 3.88%, 7/1/26(b)(h) ..................................... 1,000 1,000
3,250
Utilities (0.7%):
CenterPoint Energy, Inc., 3.81%, 7/1/26(b)(h) ................................... 1,250 1,250

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
NGPL PipeCo LLC, 4.12%, 7/1/26(b)(h) ...................................... $ 1,000 $ 1,000
2,250
9,999
U.S. Treasury Obligations (3.0%):
U.S. Treasury Bills
3.09%, 7/7/26(h) ................................................... 5,000 4,997
3.52%, 8/4/26(h) ................................................... 5,154 5,136
Total U.S. Treasury Obligations 10,133
Total Short-Term Investments (Cost $20,133)
a
a
a
20,132
Total Investments (Cost $348,918) — 97.6% 334,016
Other assets in excess of liabilities —  2.4% 8,260
NET ASSETS - 100.00% $ 342,276
At June 30, 2026, the Fund's investments in foreign securities were 6.4% of net assets.
(a) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $35,591
(thousands) and amounted to 10.4% of net assets.
(c) Non-income producing security.
(d) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) Rate represents the effective yield at June 30, 2026.
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.

Statements of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Floating
Rate Fund
Assets:
Investments, at value (Cost $82,628, $124,519 and $348,918) $ 83,072 (a) $ 121,734 (b) $ 334,016
Cash 438 992 7,751
Receivables:
Dividends, interest, and securities lending income 617 1,988 2,982
Capital shares issued 19 47 163
Investments sold 55 2,228 11,609
From Adviser 23 29 87
Prepaid expenses 35 43 49
Total Assets 84,259 127,061 356,657
Liabilities:
Payables:
Collateral received on loaned securities 952 10,234 —
Distributions 20 15 87
Investments purchased 395 2,053 13,164
Capital shares redeemed 126 325 768
Accrued expenses and other payables:
Investment advisory fees 31 56 182
Administration fees 3 4 12
Custodian fees 2 2 38
Transfer agent fees 4 2 2
Sub-Transfer agent fees 14 24 67
Compliance fees — (c) — (c) — (c)
12b-1 fees 6 11 19
Other accrued expenses 18 24 42
Total Liabilities 1,571 12,750 14,381
Commitments and contingencies (Note 4 )
Net Assets:
Capital 116,297 184,247 838,986
Total accumulated earnings (loss) (33,609) (69,936) (496,710)
Net Assets $ 82,688 $ 114,311 $ 342,276
Net Assets:
Class A $ 45,690 $ 20,508 $ 119,128
Class C 1,932 20,700 16,988
Class R — 1,107 —
Class Y 35,066 71,996 203,275
Member Class — — 2,885
Total $ 82,688 $ 114,311 $ 342,276
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 4,631 3,759 15,042
Class C 196 3,782 2,143
Class R — 200 —
Class Y 3,554 13,246 25,653
Member Class — — 365
Total 8,381 20,987 43,203
Net asset value, offering and redemption price per share: (d)
Class A $ 9 .87 $ 5 .46 $ 7 .92
Class C(e) 9 .88 5 .47 7 .93
Class R — 5 .53 —
Class Y 9 .87 5 .44 7 .92
Member Class — — 7 .91
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .10 $ 5 .59 $ 8 .10
(a) Includes $923 thousand of securities on loan.
(b) Includes $9,758 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2026

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Floating
Rate Fund
Investment Income:
Dividends $ — $ 421 $ 1,099
Interest 2,292 4,204 12,766
Securities lending (net of fees) 1 25 —
Total Income 2,293 4,650 13,865
Expenses:
Investment advisory fees 193 350 1,140
Administration fees 19 25 76
Sub-Administration fees 9 9 10
12b-1 fees — Class A 58 25 156
12b-1 fees — Class C 13 104 92
12b-1 fees — Class R — 3 —
Custodian fees 5 7 110
Transfer agent fees — Class A 5 1 2
Transfer agent fees — Class C — (a) — (a) — (a)
Transfer agent fees — Class R — — (a) —
Transfer agent fees — Class Y — (a) 1 — (a)
Transfer agent fees — Member Class — — 1
Sub-Transfer agent fees — Class A 20 7 59
Sub-Transfer agent fees — Class C 2 10 11
Sub-Transfer agent fees — Class R — 1 —
Sub-Transfer agent fees — Class Y 16 44 97
Trustees' fees 3 4 9
Compliance fees — (a) — (a) 1
Legal and audit fees 9 10 14
State registration and filing fees 22 26 44
Other expenses 21 29 49
Total Expenses 395 656 1,871
Expenses waived/reimbursed by Adviser (62) (87) (271)
Net Expenses 333 569 1,600
Net Investment Income (Loss) 1,960 4,081 12,265
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 49 562 (11,888)
Net change in unrealized appreciation/depreciation on investment securities (1,063) (2,903) 13,582
Net realized/unrealized gains (losses) on investments (1,014) (2,341) 1,694
Change in net assets resulting from operations $ 946 $ 1,740 $ 13,959
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,960 $ 4,275 $ 4,081 $ 7,968 $ 12,265 $ 36,394
Net realized gains (losses) 49 66 562 (1,527) (11,888) (19,612)
Net change in unrealized
appreciation/depreciation (1,063) 874 (2,903) 4,870 13,582 10,061
Change in net assets resulting from
operations 946 5,215 1,740 11,311 13,959 26,843
Distributions to Shareholders:
Class A (1,068) (2,288) (705) (1,424) (3,784) (12,298)
Class C (47) (125) (651) (1,153) (484) (1,996)
Class R — — (39) (81) — —
Class Y (887) (1,995) (2,718) (5,797) (6,389) (22,913)
Member Class — — — — (95) (410)
Change in net assets resulting from
distributions to shareholders (2,002) (4,408) (4,113) (8,455) (10,752) (37,617)
Change in net assets resulting from
capital transactions (6,307) (13,130) (5,649) (25,194) (33,341) (83,264)
Change in net assets (7,363) (12,323) (8,022) (22,338) (30,134) (94,038)
Net Assets:
Beginning of period 90,051 102,374 122,333 144,671 372,410 466,448
End of period $ 82,688 $ 90,051 $ 114,311 $ 122,333 $ 342,276 $ 372,410

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025
Capital Transactions:
Class A
Proceeds from shares issued $ 1,288 $ 3,350 $ 1,348 $ 5,197 $ 6,534 $ 25,453
Distributions reinvested 964 2,082 591 1,186 3,419 11,030
Cost of shares redeemed (4,553) (10,046) (1,915) (7,198) (24,980) (45,633)
Total Class A $ (2,301) $ (4,614) $ 24 $ (815) $ (15,027) $ (9,150)
Class C
Proceeds from shares issued $ 110 $ 181 $ 712 $ 6,544 $ 358 $ 989
Distributions reinvested 47 123 651 1,152 442 1,777
Cost of shares redeemed (1,332) (732) (1,729) (3,234) (4,090) (9,698)
Total Class C $ (1,175) $ (428) $ (366) $ 4,462 $ (3,290) $ (6,932)
Class R
Proceeds from shares issued $ — $ — $ 72 $ 188 $ — $ —
Distributions reinvested — — 38 81 — —
Cost of shares redeemed — — (358) (167) — —
Total Class R $ — $ — $ (248) $ 102 $ — $ —
Class Y
Proceeds from shares issued $ 5,348 $ 13,750 $ 5,488 $ 30,319 $ 37,689 $ 65,052
Distributions reinvested 879 1,874 2,714 5,790 5,706 20,245
Cost of shares redeemed (9,058) (23,712) (13,261) (65,052) (58,108) (151,391)
Total Class Y $ (2,831) $ (8,088) $ (5,059) $ (28,943) $ (14,713) $ (66,094)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 306 $ 667
Distributions reinvested — — — — 95 410
Cost of shares redeemed — — — — (712) (2,165)
Total Member Class $ — $ — $ — $ — $ (311) $ (1,088)
Change in net assets resulting from
capital transactions $ (6,307) $ (13,130) $ (5,649) $ (25,194) $ (33,341) $ (83,264)
Share Transactions:
Class A
Issued 130 335 247 947 834 3,243
Reinvested 97 209 108 216 438 1,396
Redeemed (458) (1,009) (349) (1,311) (3,189) (5,784)
Total Class A (231) (465) 6 (148) (1,917) (1,145)
Class C
Issued 11 18 130 1,187 46 124
Reinvested 5 12 118 209 57 225
Redeemed (134) (73) (314) (586) (522) (1,228)
Total Class C (118) (43) (66) 810 (419) (879)
Class R
Issued — — 13 34 — —
Reinvested — — 7 15 — —
Redeemed — — (65) (30) — —
Total Class R — — (45) 19 — —
Class Y
Issued 536 1,382 1,003 5,545 4,802 8,230
Reinvested 89 188 497 1,056 731 2,561
Redeemed (911) (2,382) (2,423) (11,982) (7,418) (19,129)
Total Class Y (286) (812) (923) (5,381) (1,885) (8,338)
Member Class
Issued — — — — 39 84
Reinvested — — — — 12 52
Redeemed — — — — (90) (276)
Total Member Class — — — — (39) (140)
Change in Shares (635) (1,320) (1,028) (4,700) (4,260) (10,502)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
33
See notes to financial statements.
Victory Low Duration Bond Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.99 $9.90 $9.80 $9.64 $10.16 $10.20
Investment Activities:
Net investment income (loss)(a) 0.22 0.44 0.39 0.24 0.12 0.09
Net realized and unrealized gains (losses) (0.11) 0.10 0.10 0.20 (0.49) (0.02)
Total from Investment Activities 0.11 0.54 0.49 0.44 (0.37) 0.07
Distributions to Shareholders from:
Net investment income (0.23) (0.45) (0.39) (0.28) (0.15) (0.11)
Total Distributions (0.23) (0.45) (0.39) (0.28) (0.15) (0.11)
Net Asset Value, End of Period $9.87 $9.99 $9.90 $9.80 $9.64 $10.16
Total Return(b)(c) 1.07% 5.58% 5.11% 4.65% (3.62)% 0.71%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(d) 4.49% 4.40% 3.95% 2.52% 1.18% 0.87%
Gross Expenses(d)(e) 0.99% 0.98% 0.98% 0.96% 0.96% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $45,690 $48,564 $52,752 $54,266 $70,419 $76,901
Portfolio Turnover(b)(f) 11% 26% 38% 58% 81% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Low Duration Bond Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $10.00 $9.91 $9.81 $9.65 $10.16 $10.20
Investment Activities:
Net investment income (loss)(a) 0.18 0.36 0.32 0.17 0.04 0.01
Net realized and unrealized gains (losses) (0.12) 0.10 0.09 0.20 (0.47) (0.02)
Total from Investment Activities 0.06 0.46 0.41 0.37 (0.43) (0.01)
Distributions to Shareholders from:
Net investment income (0.18) (0.37) (0.31) (0.21) (0.08) (0.03)
Total Distributions (0.18) (0.37) (0.31) (0.21) (0.08) (0.03)
Net Asset Value, End of Period $9.88 $10.00 $9.91 $9.81 $9.65 $10.16
Total Return(b)(c) 0.65% 4.69% 4.29% 3.85% (4.26)% (0.07)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.62% 1.62% 1.62% 1.62% 1.62% 1.62%
Net Investment Income (Loss)(d) 3.71% 3.63% 3.20% 1.74% 0.37% 0.10%
Gross Expenses(d)(e) 2.37% 2.13% 2.28% 2.04% 1.91% 1.91%
Supplemental Data:
Net Assets at end of period (000's) $1,932 $3,138 $3,536 $2,307 $3,841 $5,528
Portfolio Turnover(b)(f) 11% 26% 38% 58% 81% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Low Duration Bond Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.99 $9.91 $9.81 $9.65 $10.16 $10.20
Investment Activities:
Net investment income (loss)(a) 0.23 0.46 0.41 0.27 0.14 0.11
Net realized and unrealized gains (losses) (0.11) 0.10 0.11 0.19 (0.47) (0.01)
Total from Investment Activities 0.12 0.56 0.52 0.46 (0.33) 0.10
Distributions to Shareholders from:
Net investment income (0.24) (0.48) (0.42) (0.30) (0.18) (0.14)
Total Distributions (0.24) (0.48) (0.42) (0.30) (0.18) (0.14)
Net Asset Value, End of Period $9.87 $9.99 $9.91 $9.81 $9.65 $10.16
Total Return(b)(c) 1.19% 5.73% 5.47% 4.78% (3.30)% 0.94%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Net Investment Income (Loss)(d) 4.72% 4.63% 4.15% 2.75% 1.40% 1.10%
Gross Expenses(d)(e) 0.73% 0.71% 0.70% 0.68% 0.65% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $35,066 $38,349 $46,086 $78,500 $105,653 $133,644
Portfolio Turnover(b)(f) 11% 26% 38% 58% 81% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory High Yield Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.57 $5.43 $5.40 $5.26 $6.79 $6.83
Investment Activities:
Net investment income (loss)(a) 0.19 0.35 0.41 0.42 0.40 0.36
Net realized and unrealized gains (losses) (0.11) 0.16 0.01 0.17 (1.52) (0.03)
Total from Investment Activities 0.08 0.51 0.42 0.59 (1.12) 0.33
Distributions to Shareholders from:
Net investment income (0.19) (0.37) (0.39) (0.45) (0.41) (0.37)
Total Distributions (0.19) (0.37) (0.39) (0.45) (0.41) (0.37)
Net Asset Value, End of Period $5.46 $5.57 $5.43 $5.40 $5.26 $6.79
Total Return(b)(c) 1.47% 9.71% 8.07% 11.69% (16.87)% 4.86%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(d) 6.93% 6.38% 7.56% 7.88% 6.68% 5.22%
Gross Expenses(d)(e) 1.15% 1.14% 1.11% 1.09% 1.08% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $20,508 $20,895 $21,188 $28,258 $28,508 $49,271
Portfolio Turnover(b)(f) 44% 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.58 $5.44 $5.42 $5.28 $6.81 $6.85
Investment Activities:
Net investment income (loss)(a) 0.17 0.31 0.37 0.38 0.36 0.31
Net realized and unrealized gains (losses) (0.11) 0.16 —(b) 0.17 (1.52) (0.03)
Total from Investment Activities 0.06 0.47 0.37 0.55 (1.16) 0.28
Distributions to Shareholders from:
Net investment income (0.17) (0.33) (0.35) (0.41) (0.37) (0.32)
Total Distributions (0.17) (0.33) (0.35) (0.41) (0.37) (0.32)
Net Asset Value, End of Period $5.47 $5.58 $5.44 $5.42 $5.28 $6.81
Total Return(c)(d) 1.11% 8.90% 7.10% 10.87% (17.41)% 4.11%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.70% 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss)(e) 6.21% 5.60% 6.83% 7.16% 6.03% 4.51%
Gross Expenses(e)(f) 1.90% 1.89% 1.84% 1.81% 1.80% 1.78%
Supplemental Data:
Net Assets at end of period (000's) $20,700 $21,485 $16,541 $22,618 $23,976 $32,889
Portfolio Turnover(c)(g) 44% 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory High Yield Fund
Class R
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.64 $5.50 $5.42 $5.28 $6.81 $6.85
Investment Activities:
Net investment income (loss)(a) 0.18 0.33 0.39 0.40 0.38 0.34
Net realized and unrealized gains (losses) (0.11) 0.16 0.05 0.17 (1.52) (0.03)
Total from Investment Activities 0.07 0.49 0.44 0.57 (1.14) 0.31
Distributions to Shareholders from:
Net investment income (0.18) (0.35) (0.36) (0.43) (0.39) (0.35)
Total Distributions (0.18) (0.35) (0.36) (0.43) (0.39) (0.35)
Net Asset Value, End of Period $5.53 $5.64 $5.50 $5.42 $5.28 $6.81
Total Return(b)(c) 1.27% 9.18% 8.41% 11.29% (17.07)% 4.55%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.35% 1.35% 1.35% 1.31% 1.29% 1.28%
Net Investment Income (Loss)(d) 6.49% 5.91% 7.18% 7.53% 6.46% 4.93%
Gross Expenses(d)(e) 2.73% 2.45% 1.36% 1.31% 1.29% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $1,107 $1,379 $1,244 $16,109 $15,267 $19,243
Portfolio Turnover(b)(f) 44% 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $5.55 $5.41 $5.38 $5.24 $6.76 $6.80
Investment Activities:
Net investment income (loss)(a) 0.20 0.36 0.42 0.43 0.41 0.38
Net realized and unrealized gains (losses) (0.11) 0.16 0.01 0.17 (1.51) (0.04)
Total from Investment Activities 0.09 0.52 0.43 0.60 (1.10) 0.34
Distributions to Shareholders from:
Net investment income (0.20) (0.38) (0.40) (0.46) (0.42) (0.38)
Total Distributions (0.20) (0.38) (0.40) (0.46) (0.42) (0.38)
Net Asset Value, End of Period $5.44 $5.55 $5.41 $5.38 $5.24 $6.76
Total Return(b)(c) 1.60% 10.03% 8.37% 12.02% (16.58)% 5.15%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.76% 0.76% 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss)(d) 7.23% 6.66% 7.84% 8.21% 7.00% 5.49%
Gross Expenses(d)(e) 0.87% 0.88% 0.87% 0.89% 0.86% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $71,996 $78,574 $105,698 $110,624 $177,376 $237,385
Portfolio Turnover(b)(f) 44% 78% 88% 46% 47% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Floating Rate Fund
Class A
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $7.84 $8.04 $8.13 $8.19 $9.33 $9.34
Investment Activities:
Net investment income (loss)(a) 0.27 0.70 0.73 0.76 0.48 0.36
Net realized and unrealized gains (losses) 0.04 (0.18) (0.10) (0.03) (1.13) —(b)
Total from Investment Activities 0.31 0.52 0.63 0.73 (0.65) 0.36
Distributions to Shareholders from:
Net investment income (0.23) (0.72) (0.72) (0.79) (0.49) (0.37)
Total Distributions (0.23) (0.72) (0.72) (0.79) (0.49) (0.37)
Net Asset Value, End of Period $7.92 $7.84 $8.04 $8.13 $8.19 $9.33
Total Return(c)(d) 3.53% 6.77% 8.08% 9.30% (7.01)% 3.89%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00% 1.00% 1.00% 1.00% 1.01%(g) 1.00%
Net Investment Income (Loss)(e) 6.88% 8.83% 9.05% 9.25% 5.52% 3.88%
Gross Expenses(e)(f) 1.17% 1.22% 1.15% 1.12% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $119,128 $133,015 $145,626 $187,617 $252,904 $349,706
Portfolio Turnover(c)(h) 16% 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class C
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $7.85 $8.05 $8.13 $8.20 $9.33 $9.34
Investment Activities:
Net investment income (loss)(a) 0.24 0.64 0.67 0.69 0.41 0.29
Net realized and unrealized gains (losses) 0.04 (0.19) (0.10) (0.04) (1.12) (0.01)
Total from Investment Activities 0.28 0.45 0.57 0.65 (0.71) 0.28
Distributions to Shareholders from:
Net investment income (0.20) (0.65) (0.65) (0.72) (0.42) (0.29)
Total Distributions (0.20) (0.65) (0.65) (0.72) (0.42) (0.29)
Net Asset Value, End of Period $7.93 $7.85 $8.05 $8.13 $8.20 $9.33
Total Return(b)(c) 3.12% 5.90% 7.32% 8.30% (7.66)% 3.05%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.80% 1.80% 1.80% 1.80% 1.81%(f) 1.80%
Net Investment Income (Loss)(d) 6.07% 8.08% 8.25% 8.44% 4.73% 3.09%
Gross Expenses(d)(e) 2.03% 2.00% 1.95% 1.88% 1.87% 1.89%
Supplemental Data:
Net Assets at end of period (000's) $16,988 $20,122 $27,700 $42,099 $58,606 $81,109
Portfolio Turnover(b)(g) 16% 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Floating Rate Fund
Class Y
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $7.85 $8.05 $8.13 $8.20 $9.33 $9.35
Investment Activities:
Net investment income (loss)(a) 0.28 0.72 0.75 0.77 0.49 0.38
Net realized and unrealized gains (losses) 0.03 (0.18) (0.09) (0.03) (1.11) (0.01)
Total from Investment Activities 0.31 0.54 0.66 0.74 (0.62) 0.37
Distributions to Shareholders from:
Net investment income (0.24) (0.74) (0.74) (0.81) (0.51) (0.39)
Total Distributions (0.24) (0.74) (0.74) (0.81) (0.51) (0.39)
Net Asset Value, End of Period $7.92 $7.85 $8.05 $8.13 $8.20 $9.33
Total Return(b)(c) 3.64% 7.01% 8.45% 9.42% (6.69)% 4.01%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.78% 0.78% 0.78% 0.78% 0.79%(f) 0.78%
Net Investment Income (Loss)(d) 7.15% 9.07% 9.27% 9.45% 5.58% 4.08%
Gross Expenses(d)(e) 0.91% 0.96% 0.88% 0.86% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $203,275 $216,105 $288,749 $518,827 $939,244 $1,768,900
Portfolio Turnover(b)(g) 16% 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Member Class
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $7.84 $8.04 $8.13 $8.19 $9.33 $9.34
Investment Activities:
Net investment income (loss)(a) 0.27 0.71 0.74 0.77 0.52 0.38
Net realized and unrealized gains (losses) 0.04 (0.18) (0.10) (0.03) (1.15) (0.01)
Total from Investment Activities 0.31 0.53 0.64 0.74 (0.63) 0.37
Distributions to Shareholders from:
Net investment income (0.24) (0.73) (0.73) (0.80) (0.51) (0.38)
Total Distributions (0.24) (0.73) (0.73) (0.80) (0.51) (0.38)
Net Asset Value, End of Period $7.91 $7.84 $8.04 $8.13 $8.19 $9.33
Total Return(b)(c) 3.61% 6.95% 8.25% 9.47% (6.87)% 4.04%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.85% 0.85% 0.85% 0.85% 0.86%(f) 0.85%
Net Investment Income (Loss)(d) 7.03% 9.03% 9.20% 9.42% 5.94% 4.02%
Gross Expenses(d)(e) 1.54% 1.34% 1.40% 1.27% 1.36% 3.64%
Supplemental Data:
Net Assets at end of period (000's) $2,885 $3,168 $4,373 $4,045 $4,350 $2,122
Portfolio Turnover(b)(g) 16% 33% 52% 36% 35% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Portfolios
44
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Low Duration Bond Fund Low Duration Bond Fund A, C, and Y
Victory High Yield Fund High Yield Fund A, C, R, and Y
Victory Floating Rate Fund Floating Rate Fund A, C, Y, and Member Class

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
45
(Unaudited)
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
,
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the
Level 1 Level 2 Level 3 Total
Low Duration Bond Fund
Asset-Backed Securities ......................................... $ — $ 19,686 $ — $ 19,686
Collateralized Mortgage Obligations ................................ — 7,705 — 7,705
Corporate Bonds .............................................. — 26,589 — 26,589
Yankee Dollars ............................................... — 11,967 — 11,967
Municipal Bonds .............................................. — 1,353 — 1,353
U.S. Government Agency Mortgages ................................ — 2,543 — 2,543
U.S. Treasury Obligations ........................................ — 9,363 — 9,363
Short-Term Investments ......................................... 952 2,914 — 3,866
Total ....................................................... $ 952 $ 82,120 $ — $ 83,072
High Yield Fund
Asset-Backed Securities ......................................... — 64 — 64
Collateralized Mortgage Obligations ................................ — 110 — 110
Common Stocks ............................................... — 1,477 301 1,778
Senior Secured Loans ........................................... — 6,537 —(a) 6,537
Corporate Bonds .............................................. — 70,565 — 70,565
Yankee Dollars ............................................... — 20,713 — 20,713
U.S. Treasury Obligations ........................................ — 129 — 129
Exchange-Traded Funds ......................................... 2,268 — — 2,268
Short-Term Investments ......................................... 10,234 9,336 — 19,570
Total ....................................................... $ 12,502 $ 108,931 $ 301 $ 121,734
Floating Rate Fund
Collateralized Loan Obligations ................................... — 2,703 — 2,703
Common Stocks ............................................... — 10,308 489 10,797
Senior Secured Loans ........................................... — 256,183 —(a) 256,183
Corporate Bonds .............................................. — 20,064 — 20,064
Yankee Dollars ............................................... — 2,825 — 2,825
Exchange-Traded Funds ......................................... 21,312 — — 21,312
Short-Term Investments ......................................... — 20,132 — 20,132
Total ....................................................... $ 21,312 $ 312,215 $ 489 $ 334,016
(a)
Zero market value securities.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
46
(Unaudited)
security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
The Funds did not hold futures contracts as of June 30, 2026.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
47
(Unaudited)
Credit Derivatives:
The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’ Statements of
Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as the sellers of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of June 30, 2026.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
48
(Unaudited)
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2026 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Low Duration Bond Fund ........................................... $ 923 $ — $ 952
High Yield Fund ................................................. 9,758 — 10,234
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Low Duration Bond Fund .......................................... $ 7,006 $ 12,043 $ 1,832 $ 3,013
High Yield Fund ................................................ 46,705 50,766 127 —
Floating Rate Fund ............................................... 54,154 98,748 — —

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
49
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Prior to August 26, 2025, the tiered rates paid by the Fund were as shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2026, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2026, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Fee Rate
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion — $85 billion Over $85 billion
0.08%, plus 0.05%, plus 0.04%, plus 0.03%
Net Assets
Up to $15 billion Over $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
50
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2026, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2026, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
(a)     Rounds to less than $1 thousand.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2026, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business were excluded from the expense limits. As of June 30, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended June 30, 2026, the Adviser voluntarily waived the following amounts (in thousands):
Class A Class C Class R
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
Low Duration Bond Fund ............................................................................... $ —(a)
High Yield Fund ..................................................................................... —(a)
Floating Rate Fund .................................................................................... —(a)
In effect until April 30, 2027
Class A Class C Class R Class Y Member Class
Low Duration Bond Fund . . . . . . . . . . . . . . . 0.85% 1.62% N/A 0.62% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . 1.00% 1.70% 1.35% 0.76% N/A
Floating Rate Fund . . . . . . . . . . . . . . . . . . 1.00% 1.80% N/A 0.78% 0.85%
December 31,
2026
December 31,
2027
December 31,
2028
December 31,
2029 Total
Low Duration Bond Fund ................................... $ 51 $ 102 $ 92 $ 49 $ 294
High Yield Fund ......................................... 104 191 180 87 562
Floating Rate Fund ........................................ 365 762 797 271 2,195

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
51
(Unaudited)
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund(s) may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s
(or Funds’) investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund(s)
may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s (or Funds’) ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’)
performance more volatile.
Amount
Low Duration Bond Fund ............................................................................... $ 13

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
52
(Unaudited)
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2026, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
Declared Paid
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Short-Term
Amount
Long-Term
Amount Total
Low Duration Bond Fund ................................................ $ (13,232) $ (20,780) $ (34,012)
High Yield Fund ...................................................... (7,467) (59,861) (67,328)
Floating Rate Fund ..................................................... (80,716) (390,456) (471,172)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios
53
(Unaudited)
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSFIF-SAR (6/26)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      September 3, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      September 3, 2026